Registration Statement No: 333-71379

811-8626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 5

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. ____

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

CITICORP LIFE INSURANCE COMPANY
(Name of Depositor)

One Cityplace

Hartford, CT 06103-3415
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (860) 308-1000
Ernest J. Wright
Citicorp Life Insurance Company
One Cityplace
Hartford, CT 06103-3415
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]	on May 1, 2003 pursuant to paragraph (b) of Rule 485

[ ]	___ days after filing pursuant to paragraph (a) of Rule 485

[ ]	on __________________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[ ]	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PART A

Information Required in a Prospectus

CitiElite Annuity Prospectus

First Citicorp Life Variable Annuity Separate Account
Citicorp Life Variable Annuity Separate Account

This prospectus describes CitiElite Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by First Citicorp Life Insurance Company or Citicorp Life Insurance Company. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

High Yield Bond Trust	Smith Barney Investment Series
Money Market Portfolio (Travelers)	Smith Barney Growth and Income Portfolio
AIM Variable Insurance Funds, Inc.	Smith Barney Large Cap Core Portfolio
AIM V.I. Premier Equity Fund — Series I	Smith Barney Premier Selections All Cap Growth Portfolio
AIM V.I. Premier Equity Fund — Series I	The Travelers Series Trust
AllianceBernstein Variable Product Series Fund, Inc.	Equity Income Portfolio
AllianceBernstein Growth and Income Portfolio — Class B(1)	Large Cap Portfolio
AllianceBernstein Premier Growth Portfolio — Class B(2)	MFS Emerging Growth Portfolio
AllianceBernstein Technology Portfolio — Class B(3)	MFS Mid Cap Growth Portfolio
Franklin Templeton Variable Insurance Products Trust	MFS Research Portfolio
Franklin Small Cap Fund — Class 2 Shares	Travelers Quality Bond Portfolio
Templeton Foreign Securities Fund — Class 2 Shares	Travelers Series Fund Inc.
Greenwich Street Series Fund	AIM Capital Appreciation Portfolio
Appreciation Portfolio	MFS Total Return Portfolio
Equity Index Portfolio — Class II Shares	Putnam Diversified Income Portfolio
Fundamental Value Portfolio	Smith Barney Aggressive Growth Portfolio
PIMCO Variable Insurance Trust	Smith Barney International All Cap Growth Portfolio
Total Return Portfolio — Administrative Class	Smith Barney Large Cap Value Portfolio
Putnam Variable Trust	Smith Barney Large Capitalization Growth Portfolio
Putnam VT International Equity Fund — Class IB Shares(4)	Smith Barney Mid Cap Core Portfolio
Putnam VT Small Cap Value Fund — Class IB Shares	Van Kampen Life Investment Trust
Salomon Brothers Variable Series Funds Inc.	Comstock Portfolio Class II Shares
All Cap Fund — Class I(5)	Emerging Growth Portfolio Class II Shares
High Yield Bond Fund — Class I	Variable Annuity Portfolios
Investors Fund — Class I	Smith Barney Small Cap Growth Opportunities Portfolio
Total Return Fund — Class I	Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2

______________

(1)	Formerly Growth and Income Portfolio — Class B	(4)	Formerly Putnam VT International Growth Fund — Class IB Shares
(2)	Formerly Premier Growth Portfolio — Class B	(5)	Formerly Capital Fund — Class I
(3)	Formerly Technology Portfolio — Class B

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to Citicorp Life Insurance Company, One Cityplace, Hartford, Connecticut 06183, call 1-800-497-4857 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2003

Glossary	3	Payment Options	29
Summary	5	Election of Options	29
Fee Table	8	Annuity Options	30
Condensed Financial Information	14	Income Options	30
The Annuity Contract	14	Variable Liquidity Benefit	30
Contract Owner Inquiries	14	Miscellaneous Contract Provisions	31
Purchase Payments	14	Right to Return	31
Accumulation Units	14	Termination	31
The Variable Funding Options	15	Required Reports	31
The Fixed Account	18	Suspension of Payments	31
Charges and Deductions	19	The Separate Accounts	31
General	19	Performance Information	32
Withdrawal Charge	19	Federal Tax Considerations	33
Free Withdrawal Allowance	20	Non-Resident Aliens	33
Administrative Charges	20	General Taxation of Annuities	33
Mortality and Expense Risk Charge	21	Types of Contracts: Qualified or
Variable Liquidity Benefit Charge	21	Nonqualified	33
Variable Funding Option Expenses	21	Nonqualified Annuity Contracts	33
Premium Tax	21	Puerto Rico Tax Considerations	34
Changes in Taxes Based Upon Premium or Value	21	Qualified Annuity Contracts	34
Transfers	21	Penalty Tax for Premature Distributions	34
Dollar Cost Averaging	22	Diversification Requirements for
Access to Your Money	23	Variable Annuities	34
Systematic Withdrawals	23	Ownership of the Investments	35
Loans	23	Mandatory Distributions for Qualified
Ownership Provisions	24	Plans	35
Types of Ownership	24	Taxation of Death Benefit Proceeds	35
Contract Owner	24	Other Information	35
Beneficiary	24	The Insurance Companies	35
Annuitant	24	Financial Statements	35
Contingent Annuitant	24	Distribution of Variable Annuity Contracts	36
Death Benefit	25	Conformity with State and Federal Laws	36
Death Proceeds Before the Maturity Date	25	Voting Rights	36
Payment of Proceeds	26	Legal Proceedings and Opinions	36
Spousal Contract Continuance	27	Appendix A: Condensed Financial Information:
Beneficiary Contract Continuance	27	Citicorp Life Variable Annuity
Death Proceeds After the Maturity Date	28	Separate Account	A-1
The Annuity Period	28	Appendix B: Condensed Financial Information:
Maturity Date	28	First Citicorp Life Variable Annuity
Allocation of Annuity	28	Separate Account	B-1
Variable Annuity	28	Appendix C: The Fixed Account	C-1
Fixed Annuity	29	Appendix D: Contents of the Statement
		of Additional Information	D-1

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of the First Citicorp Life Insurance Company or Citicorp Life Insurance Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — the First Citicorp Life Insurance Company or Citicorp Life Insurance Company

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
CitiElite Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? If you reside in New York, your issuing company is First Citicorp Life Insurance Company, otherwise your issuing company is Citicorp Life Insurance Company. Refer to your Contract for the name of your issuing Company (“the Company,” “We” or “Us”). Each company sponsors its own segregated asset account (“Separate Account”). First Citicorp Life sponsors the First Citicorp Life Variable Annuity Separate Account for Variable Annuities (“First Citicorp Life Variable Annuity Separate Account”); Citicorp Life sponsors the Citicorp Life Variable Annuity Separate Account for Variable Annuities (“Citicorp Life Variable Annuity Separate Account”). When we refer to the Separate Account, we are referring to either First Citicorp Life Variable Annuity Separate Account or Citicorp Life Variable Annuity Separate Account, depending upon your issuing Company.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the Contract Date. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchase with beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Fuding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date Anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 7%, decreasing to 0% in years eight and later.

During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 7% of the amount withdrawn will be assessed. (See Variable Liquidity Benefit.)

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, Joint Owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn, and withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of either Company’s Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2002 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the Purchase Payments withdrawn)

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than

0 years	3 years	7%
3 years	4 years	6%
4 years	5 years	5%
5 years	6 years	4%
6 years	7 years	3%
7+ years		0%

Other Annual Charges

Annual Contract Administrative Charge	$30

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%

Total Separate Account Charges	1.40%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	10.76%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of the average daily net assets of the funding option)

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

High Yield Bond Trust	0.55%	—	0.16%	0.71%(1)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42%(2)
AIM Variable Insurance Funds, Inc.
AIM V.I. Balanced Fund — Series I	0.75%	—	0.42%	1.17%
AIM V.I. Premier Equity Fund — Series I	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B*	0.63%	0.25%	0.05%	0.93%
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
AllianceBernstein Technology Portfolio — Class B*	1.00%	0.25%	0.21%	1.46%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares*	0.53%	0.25%	0.31%	1.09%(3)
Templeton Foreign Securities Fund — Class 2 Shares*	0.70%	0.25%	0.20%	1.15%(3)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(9)
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%(4)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(9)
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(5)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*†	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
High Yield Bond Fund — Class I	0.75%	—	0.77%	1.52%(10)
Investors Fund — Class I	0.70%	—	0.11%	0.81%(6)
Total Return Fund — Class I	0.80%	—	0.21%	1.01%(10)
Smith Barney Investment Series
Smith Barney Government Portfolio†	0.60%	—	0.40%	1.00%
Smith Barney Growth and Income Portfolio	0.75%	—	0.34%	1.09%
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.09%	0.84%(7)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(8)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(9)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(10)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(10)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(11)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(14)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(14)
Putnam Diversified Income Portfolio	0.75%	—	0.18%	0.93%(14)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(12)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(13)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68%(14)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(15)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	1.96%	2.79%(16)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors.

#	Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

(1)	Management fee includes an administration fee. The management fee has breakpoints. The management rates decrease as the Fund’s net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%.

(2)	Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

(3)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(4)	Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

(5)	“Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(7)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

(8)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

(9)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(10)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(11)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

(12)	Fund has a voluntary expense cap of 1.00%.

(13)	Fund has a voluntary expense cap of 1.50%.

(14)	Fund has a voluntary expense cap of 1.25%.

(15)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

(16)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. These offsets may be discontinued at any time. Also, The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

High Yield Bond Trust	919	1374	1657	2488	219	674	1157	2488
Money Market Portfolio (Travelers)	889	1286	1508	2185	189	586	1008	2185
AIM Variable Insurance Funds, Inc.
AIM V.I. Balanced Fund — Series I	965	1513	1888	2949	265	813	1388	2949
AIM V.I. Premier Equity Fund — Series I	933	1417	1728	2631	233	717	1228	2631
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	941	1441	1768	2711	241	741	1268	2711
AllianceBernstein Premier Growth Portfolio — Class B	979	1555	1957	3085	279	855	1457	3085
AllianceBernstein Technology Portfolio — Class B	994	1599	2030	3228	294	899	1530	3228
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	957	1489	1848	2870	257	789	1348	2870
Templeton Foreign Securities Fund — Class 2 Shares	963	1507	1878	2929	263	807	1378	2929
Greenwich Street Series Fund
Appreciation Portfolio	925	1393	1687	2549	225	693	1187	2549
Equity Index Portfolio — Class II Shares	909	1344	1606	2384	209	644	1106	2384
Fundamental Value Portfolio	926	1396	1692	2559	226	696	1192	2559
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	914	1359	1631	2436	214	659	1131	2436
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	1028	1702	2200	3553	328	1002	1700	3553
Putnam VT International Equity Fund — Class IB Shares	972	1534	1922	3017	272	834	1422	3017
Putnam VT Small Cap Value Fund — Class IB Shares	965	1513	1888	2949	265	813	1388	2949
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	945	1453	1788	2751	245	753	1288	2751
High Yield Bond Fund — Class I	1000	1617	2060	3285	300	917	1560	3285
Investors Fund — Class I	929	1405	1707	2590	229	705	1207	2590
Total Return Fund — Class I	949	1465	1808	2791	249	765	1308	2791

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Government Portfolio†	948	1462	1803	2781	248	762	1303	2781
Smith Barney Growth and Income Portfolio	957	1489	1848	2870	257	789	1348	2870
Smith Barney Large Cap Core Portfolio	941	1441	1768	2711	241	741	1268	2711
Smith Barney Premier Selections All Cap Growth Portfolio	959	1495	1858	2890	259	795	1358	2890
The Travelers Series Trust
Equity Income Portfolio	932	1414	1723	2620	232	714	1223	2620
Large Cap Portfolio	933	1417	1728	2631	233	717	1228	2631
MFS Emerging Growth Portfolio	937	1429	1748	2671	237	729	1248	2671
MFS Mid Cap Growth Portfolio	941	1441	1768	2711	241	741	1268	2711
MFS Research Portfolio	942	1444	1773	2721	242	744	1273	2721
Travelers Quality Bond Portfolio	891	1292	1519	2206	191	592	1019	2206
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	933	1417	1728	2631	233	717	1228	2631
MFS Total Return Portfolio	931	1411	1718	2610	231	711	1218	2610
Putnam Diversified Income Portfolio	941	1441	1768	2711	241	741	1268	2711
Smith Barney Aggressive Growth Portfolio	931	1411	1718	2610	231	711	1218	2610
Smith Barney International All Cap Growth Portfolio	948	1462	1803	2781	248	762	1303	2781
Smith Barney Large Cap Value Portfolio	916	1365	1642	2457	216	665	1142	2457
Smith Barney Large Capitalization Growth Portfolio	928	1402	1702	2580	228	702	1202	2580
Smith Barney Mid Cap Core Portfolio	938	1432	1753	2681	238	732	1253	2681
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	942	1444	1773	2721	242	744	1273	2721
Emerging Growth Portfolio Class II Shares	951	1471	1818	2811	251	771	1318	2811
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	938	1432	1753	2681	238	732	1253	2681
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	941	1441	1768	2711	241	741	1268	2711
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	1125	1985	2658	4401	425	1285	2158	4401

______________

†	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

CitiElite Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity or Income Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-497-4857.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

High Yield Bond Trust	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	Travelers Asset Management International Company LLC (“TAMIC”)
Money Market Portfolio (Travelers)	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC
AIM Variable Insurance Funds, Inc.
AIM V.I. Balanced Fund - Series I	Seeks high total return with preservation of capital. The Fund normally invests in common stocks, preferred stocks, convertible securities and bonds.	A I M Advisers, Inc (“AIM”)
AIM V.I. Premier Equity Fund — Series I	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	Seeks reasonable current income and appreciation. The Fund normally invests in dividend-paying common stocks considered to be good quality.	Alliance Capital Management L.P. (“Alliance”)
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance.
AllianceBernstein Technology Portfolio — Class B	Seeks growth of capital. The Fund normally invests in companies that use technology extensively in the development of new or improved products or processes.	Alliance.

Funding Option	Investment Objective	Investment Adviser/Subadviser

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in small capitalization companies.	Franklin Advisers, Inc.
Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in investments, primarily equity securities, of issuers located outside of the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	TIMCO
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U. S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
High Yield Bond Fund — Class I	Seeks total return consistent with the preservation of capital. The Fund normally invests in high yield fixed-income securities issued by U.S. and foreign corporations and foreign governments.	SBAM
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM

Funding Option	Investment Objective	Investment Adviser/Subadviser

Salomon Brothers Variable Series Funds Inc. (continued)
Total Return Fund — Class I	Seeks above average income (compared to a portfolio invested entirely in equity securities). Secondarily seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of U.S. and foreign issuers.	SBAM
Smith Barney Investment Series
Smith Barney Government Portfolio†	Seeks high current return consistent with preservation of capital. The Fund normally invests in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.	SBFM
Smith Barney Growth and Income Portfolio	Seeks reasonable growth and income. The Fund normally invests in equity securities of large U.S companies that provide dividend or interest income.	SBFM
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.

Funding Option	Investment Objective	Investment Adviser/Subadviser

Travelers Series Fund Inc. (continued)
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio	Seeks high current income consistent with preservation of capital. The Fund normally invests in debt securities of U.S. and foreign governments and corporations.	TIA Subadviser: Putnam
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks income and long-term growth of income and capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc (“Van Kampen”)
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR

†	Closed to new investors.

THE FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts
    sales and marketing expenses including commission payments to your sales agent and other costs of doing business

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than

0 years	3 years	7%
3 years	4 years	6%
4 years	5 years	5%
5 years	6 years	4%
6 years	7 years	3%
7+ years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment to which no withdrawal charge applies then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
    upon election of a lifetime annuity payout taken after the first Contract Year or due to a minimum distribution under minimum distribution rules then in effect.

Free Withdrawal Allowance

You may withdraw up to 15% of the Contract Calue annually, without a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) For the first Contract Year, the available amount is 15% of the initial Purchase Payment.

Beginning in the second Contract Year, the available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year. We reserve the right not to permit free withdrawals on full surrenders.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds or

            (2)   after an annuity payout has begun or

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 7% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than

0 years	3 years	7%
3 years	4 years	6%
4 years	5 years	5%
5 years	6 years	4%
6 years	7 years	3%
7+ years		0%

Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;

    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner; or
    reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payment we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name Joint Owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint Owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint Owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

    the death benefit will not be payable upon the Annuitant’s death;
    the Contingent Annuitant becomes the Annuitant; and
    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives due proof of death and written payment instructions or election of spousal or beneficiary contract continuance (“Death Report Date”).

We must be notified of the Annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the Contract Value on the Death Report Date, less any applicable premium tax and outstanding loans.

Death Proceeds Before the Maturity Date

Where the annuitant was younger than age 68 on the contract date: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

            (1)   the Contract Value;

            (2)   the total Purchase Payments made under the Contract; or

            (3)   the Step-Up value (if any, as described below).

Where the Annuitant was between the ages of 68 through 75 on the Contract Date: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

            1.   the Contract Value;

            2.   the total Purchase Payments made under the Contract; or

            3.   the Step-Up value (as described below) associated with the seventh Contract Date anniversary.

Where annuitant was age 76 or older on the contract date: The death benefit payable will be the Contract Value on the Death Report Date, less any applicable premium tax, previous withdrawals and any outstanding loans.

Step-Up Value. We will establish the Step-Up value on the seventh Contract Date anniversary. The Step-Up Value will equal the Contract Value on that anniversary. For Contracts where the Annuitant was younger than 68 on the Contract Date, we will recalculate the Step-Up value on each anniversary until the Annuitant’s 76th birthday. If the Contract Value on the anniversary is greater than the Step-Up value, the Step-Up value will be reset to equal the Contract Value on that date. If the Step-Up value is greater than the Contract Value, the Step-Up value remains unchanged. The Step-Up value will not be reduced on these anniversary recalculations, unless surrenders are made on that day. For all Contracts, each time a Purchase Payment is made we will increase the Step-Up value by the amount of the payment and, when a withdrawal is taken, we will reduce the Step-Up value by a partial surrender reduction (as described below).

The partial surrender reduction equals:

            (1)   the Step-Up value immediately before the reduction for the withdrawal, multiplied by

            (2)   the amount of the withdrawal divided by

            (3)   the Contract Value immediately before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

            50,000 x (10,000/55,000) = $9,090

Your new Step-Up value would be 50,000-9,090, or $40,900.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

            50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump-sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with Joint Owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no Joint Owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-Spousal Joint Owner (who is not the Annuitant)	The surviving Joint Owner.		Yes

Non-Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving Joint Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving Joint Owner.	Unless the spouse elects to continue the Ccontract rather than receive the distribution.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving Joint Owner.	Unless the spouse elects to continue the Contract rather than receive the distribution.

		A spouse who is not the beneficiary may decline to receive the proceeds or to continue the Contract and instruct the company to pay the beneficiary, who may elect to continue the contract.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner	Unless, where there is no Contingent Annuitant, the beneficiary elects to continue the Contract rather than receive the distribution.

		Or unless, there is a Contingent Annuitant. Then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or Owner.	Yes

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to	unless. . .	Mandatory Payout Rules Apply *

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun, the 5 year payout option is not available.

Spousal Contract Continuance (subject to availability - does not apply if a non-spouse is a joint owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries): If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum.

If your beneficiary elects to continue the Contract as a Contract Owner, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income options are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options ma y be available in all states.

You may choose to annuitize at any time after the first contract anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the Accumulation Period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding option by the corresponding accumulation unit value as of 14 days before the date Annuity Payments begin. We use an annuity unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your Net Investment Rate. For example, a Net Investment Rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options i s greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once Annuity or income Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with the variable annuity option Payments for a Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the

Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

First Citicorp Life Insurance Company and Citicorp Life Insurance Company each sponsor Separate Accounts: First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account, respectively. Both First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account were established on July 6, 1994 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations

(including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an annuity payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules that govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both Qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world’s largest bank holding companies. First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company’s Home Office is located at 334 West 34th Street, New York, NY 10011.

Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of Arizona in 1971. Citicorp Life is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings, Inc., which, in turn, is a wholly owned subsidiary of Citigroup Inc., one of the world’s largest bank holding companies. Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for training, marketing or services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

First Citicorp Life Insurance Company

There are no pending legal proceedings affecting the Separate Account, principal underwriter, or the Companies.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under New York law and the validity of the forms of the variable annuity contracts under New York law, have been passed on by the Deputy General Counsel of the Company

Citicorp Life Insurance Company

There are no pending legal proceedings affecting the Separate Account, principal underwriter, or the Companies.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Arizona law and the validity of the forms of the variable annuity contracts under Arizona law, have been passed on by the Deputy General Counsel of the Company.

APPENDIX A —CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, 15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

High Yield Bond Trust (7/99)	2002	1.064	1.098	1,328,426
	2001	0.985	1.064	1,467,490
	2000	0.990	0.985	1,423,194
	1999	1.000	0.990	387,820

Money Market Portfolio (7/99)	2002	1.094	1.094	209,839
	2001	1.070	1.094	455,269
	2000	1.020	1.070	298,796
	1999	1.000	1.020	103,494

AIM Variable Insurance Funds
AIM V.I. Balanced Fund — Series I (5/01)	2002	0.920	0.752	—
	2001	1.000	0.920	—

AIM V.I. Premier Equity Fund — Series I (5/00)	2002	0.698	0.480	899,769
	2001	0.810	0.698	1,021,639
	2000	1.000	0.810	615,260

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	0.934	0.716	85,359
	2001	1.000	0.934	10,009

Premier Growth Portfolio — Class B (6/02)	2002	0.869	0.593	5,192
	2001	1.000	0.869	—

Technology Portfolio — Class B (5/00)	2002	0.477	0.274	371,100
	2001	0.649	0.477	545,479
	2000	1.000	0.649	412,584

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (6/99)	2002	1.105	0.777	434,324
	2001	1.323	1.105	483,622

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Franklin Small Cap Fund — Class 2 (continued)	2000	1.606	1.323	582,663
	1999	1.000	1.606	353,953

Templeton Foreign Securities Fund — Class 2 (6/99)	2002	0.921	0.740	1,168,470
	2001	1.113	0.921	1,312,710
	2000	1.155	1.113	1,320,869
	1999	1.000	1.155	523,110

Greenwich Street Series Fund
Appreciation Portfolio (4/01)	2002	0.993	0.808	122,822
	2001	1.000	0.993	136,510

Equity Index Portfolio — Class II Shares (10/99)	2002	2.756	2.109	192,035
	2001	3.189	2.756	264,771
	2000	3.566	3.189	303,807
	1999	1.000	3.566	91,907

Fundamental Value Portfolio (5/01)	2002	0.927	0.719	163,806
	2001	1.000	0.927	56,243

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.055	1.135	196,940
	2001	1.000	1.055	87,237

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (4/01)	2002	0.863	0.701	—
	2001	1.000	0.863	—

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.101	0.888	60,072
	2001	1.000	1.101	12,635

Putnam VT Voyager II Fund - Class IB Shares (4/01)	2002	0.821	0.570	—
	2001	1.000	0.821	—

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (6/99)	2002	1.301	0.961	1,106,497
	2001	1.295	1.301	1,332,364
	2000	1.110	1.295	1,175,386
	1999	1.000	1.110	487,553

High Yield Bond Fund — Class I (6/99)	2002	1.049	1.110	244,263
	2001	1.012	1.049	252,276
	2000	1.026	1.012	259,134
	1999	1.000	1.026	243,341

Investors Fund — Class I (6/99)	2002	1.089	0.826	1,512,898
	2001	1.152	1.089	1,579,948
	2000	1.014	1.152	1,503,264
	1999	1.000	1.014	880,932

Total Return Fund — Class I (6/99)	2002	1.016	0.933	788,201
	2001	1.039	1.016	845,157
	2000	0.976	1.039	721,355
	1999	1.000	0.976	680,016

Smith Barney Investment Series
Smith Barney Government Portfolio (12/99)	2002	1.160	1.234	27,604
	2001	1.111	1.160	46,643
	2000	0.988	1.111	64,949
	1999	1.000	0.988	22,640

Smith Barney Growth and Income Portfolio (9/99)	2002	0.873	0.670	242,320
	2001	0.992	0.873	317,608
	2000	1.082	0.992	422,540
	1999	1.000	1.082	136,745

Smith Barney Large Cap Core Portfolio (9/99)	2002	0.932	0.680	114,875
	2001	1.105	0.932	337,303
	2000	1.182	1.105	559,088
	1999	1.000	1.182	186,983

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Premier Selections All Cap Growth Portfolio (10/99)	2002	1.171	0.845	163,550
	2001	1.383	1.171	221,520
	2000	1.190	1.383	277,463
	1999	1.000	1.190	61,531

The Travelers Series Trust
Equity Income Portfolio (8/00)	2002	1.003	0.851	58,088
	2001	1.089	1.003	46,932
	2000	1.000	1.089	15,684

Large Cap Portfolio (6/99)	2002	0.842	0.641	3,618,271
	2001	1.033	0.842	4,070,596
	2000	1.225	1.033	4,306,660
	1999	1.000	1.225	2,109,249

MFS Emerging Growth Portfolio (5/00)	2002	0.510	0.330	833,192
	2001	0.810	0.510	866,514
	2000	1.000	0.810	522,047

MFS Mid Cap Growth Portfolio (6/99)	2002	1.275	0.643	1,377,450
	2001	1.694	1.275	1,442,243
	2000	1.570	1.694	1,473,792
	1999	1.000	1.570	726,745

MFS Research Portfolio (6/99)	2002	0.859	0.634	841,165
	2001	1.123	0.859	956,644
	2000	1.206	1.123	992,800
	1999	1.000	1.206	805,921

Travelers Quality Bond Portfolio (6/99)	2002	1.122	1.170	721,120
	2001	1.062	1.122	662,527
	2000	1.006	1.062	678,671
	1999	1.000	1.006	323,931

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (6/99)	2002	0.926	0.695	1,537,693
	2001	1.232	0.926	1,804,610

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Capital Appreciation Portfolio (continued)	2000	1.394	1.232	1,733,070
	1999	1.000	1.394	954,495

MFS Total Return Portfolio (6/99)	2002	1.119	1.046	1,242,738
	2001	1.135	1.119	1,450,825
	2000	0.987	1.135	1,557,751
	1999	1.000	0.987	880,103

Putnam Diversified Income Portfolio (6/99)	2002	1.018	1.063	744,611
	2001	0.990	1.018	804,377
	2000	1.008	0.990	788,292
	1999	1.000	1.008	319,191

Smith Barney Aggressive Growth Portfolio (5/01)	2002	1.042	0.692	159,682
	2001	1.000	1.042	56,062

Smith Barney International All Cap Growth Portfolio (5/01)	2002	0.789	0.578	—
	2001	1.000	0.789	—

Smith Barney Large Cap Value Portfolio (5/01)	2002	0.917	0.674	13,899
	2001	1.000	0.917	13,899

Smith Barney Large Capitalization Growth Portfolio (4/01)	2002	0.923	0.684	—
	2001	1.000	0.923	—

Smith Barney Mid Cap Core Portfolio (4/01)	2002	0.945	0.754	—
	2001	1.000	0.945	—

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (7/02)	2002	0.922	0.732	24,421
	2001	1.000	0.922	—

Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.822	0.546	3,211
	2001	1.000	0.822	3,211

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (6/99)	2002	1.286	0.943	269,353
	2001	1.556	1.286	325,040
	2000	1.448	1.556	177,429
	1999	1.000	1.448	52,740

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.807	0.720	310,773
	2001	0.935	0.807	253,045
	2000	1.000	0.935	189,353

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (6/02)	2002	0.864	0.788	794
	2001	1.000	0.864	—

Notes

The number of units outstanding for the 2001 year end have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Smith Barney Investment Series: Smith Barney Government Portfolio is no longer available to new Contract Owners.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, 15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

High Yield Bond Trust (7/99)	2002	1.064	1.098	701,831
	2001	0.985	1.064	933,279
	2000	0.990	0.985	797,443
	1999	1.000	0.990	229,711

Money Market Portfolio (7/99)	2002	1.094	1.094	3,006,951
	2001	1.070	1.094	3,340,414
	2000	1.020	1.070	1,806,081
	1999	1.000	1.020	325,542

AIM Variable Insurance Funds
AIM V.I. Balanced Fund — Series I (10/01)	2002	0.920	0.752	7,557
	2001	1.000	0.920	3,806

AIM V.I. Premier Equity Fund — Series I (5/00)	2002	0.698	0.480	3,830,466
	2001	0.810	0.698	5,229,207
	2000	1.000	0.810	5,190,175

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (7/01)	2002	0.934	0.716	91,434
	2001	1.000	0.934	7,817

Premier Growth Portfolio — Class B (12/01)	2002	0.869	0.593	7,327
	2001	1.000	0.869	2,426

Technology Portfolio — Class B (5/00)	2002	0.477	0.274	3,553,041
	2001	0.649	0.477	4,367,933
	2000	1.000	0.649	4,555,999

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (6/99)	2002	1.105	0.777	2,006,594
	2001	1.323	1.105	2,355,368
	2000	1.606	1.323	2,559,721
	1999	1.000	1.606	610,331

Templeton Foreign Securities Fund — Class 2 (6/99)	2002	0.921	0.740	4,191,795
	2001	1.113	0.921	5,705,291
	2000	1.155	1.113	6,380,305
	1999	1.000	1.155	1,695,047

Greenwich Street Series Fund
Appreciation Portfolio (4/01)	2002	0.993	0.808	782,627
	2001	1.000	0.993	611,988

Equity Index Portfolio — Class II Shares (9/99)	2002	2.756	2.109	1,942,355
	2001	3.189	2.756	2,369,636
	2000	3.566	3.189	2,314,812
	1999	1.000	3.566	653,332

Fundamental Value Portfolio (5/01)	2002	0.927	0.719	371,930
	2001	1.000	0.927	287,160

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.055	1.135	1,297,327
	2001	1.000	1.055	102,543

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (3/02)	2002	0.863	0.701	31,770
	2001	1.000	0.863	—

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.101	0.888	98,107
	2001	1.000	1.101	26,300

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Voyager II Fund — Class IB Shares (4/01)	2002	0.821	0.570	—
	2001	1.000	0.821	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (6/99)	2002	1.301	0.961	8,704,358
	2001	1.295	1.301	10,639,024
	2000	1.110	1.295	10,999,748
	1999	1.000	1.110	5,371,395

High Yield Bond Fund — Class I (6/99)	2002	1.049	1.110	1,221,088
	2001	1.012	1.049	1,403,990
	2000	1.026	1.012	1,439,268
	1999	1.000	1.026	720,018

Investors Fund — Class I (6/99)	2002	1.089	0.826	7,617,928
	2001	1.152	1.089	9,331,074
	2000	1.014	1.152	10,218,846
	1999	1.000	1.014	5,822,883

Total Return Fund — Class I (6/99)	2002	1.016	0.933	2,825,528
	2001	1.039	1.016	3,546,592
	2000	0.976	1.039	4,159,513
	1999	1.000	0.976	2,312,186

Smith Barney Investment Series
Smith Barney Government Portfolio (10/99)	2002	1.160	1.234	1,239,662
	2001	1.111	1.160	1,413,099
	2000	0.988	1.111	1,057,208
	1999	1.000	0.988	118,579

Smith Barney Growth and Income Portfolio (9/99)	2002	0.873	0.670	1,228,726
	2001	0.992	0.873	1,719,868
	2000	1.082	0.992	1,668,141
	1999	1.000	1.082	481,693

Smith Barney Large Cap Core Portfolio (9/99)	2002	0.932	0.680	2,554,011
	2001	1.105	0.932	3,095,027

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Large Cap Core Portfolio (continued)	2000	1.182	1.105	3,398,851
	1999	1.000	1.182	1,085,790

Smith Barney Premier Selections All Cap Growth Portfolio (9/99)	2002	1.171	0.845	1,443,689
	2001	1.383	1.171	1,757,255
	2000	1.190	1.383	1,737,712
	1999	1.000	1.190	395,923

The Travelers Series Trust
Equity Income Portfolio (5/00)	2002	1.003	0.851	793,721
	2001	1.089	1.003	1,019,162
	2000	1.000	1.089	865,435

Large Cap Portfolio (6/99)	2002	0.842	0.641	12,856,211
	2001	1.033	0.842	15,963,286
	2000	1.225	1.033	18,080,222
	1999	1.000	1.225	8,172,389

MFS Emerging Growth Portfolio (5/00)	2002	0.510	0.330	2,716,700
	2001	0.810	0.510	3,004,546
	2000	1.000	0.810	3,090,800

MFS Mid Cap Growth Portfolio (6/99)	2002	1.275	0.643	4,610,050
	2001	1.694	1.275	5,758,372
	2000	1.570	1.694	6,070,239
	1999	1.000	1.570	1,542,218

MFS Research Portfolio (6/99)	2002	0.859	0.634	4,534,604
	2001	1.123	0.859	5,463,759
	2000	1.206	1.123	6,108,726
	1999	1.000	1.206	3,145,553

Travelers Quality Bond Portfolio (6/99)	2002	1.122	1.170	4,551,803
	2001	1.062	1.122	4,803,284
	2000	1.006	1.062	3,868,936
	1999	1.000	1.006	1,879,153

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (6/99)	2002	0.926	0.695	8,003,784
	2001	1.232	0.926	10,399,299
	2000	1.394	1.232	11,053,797
	1999	1.000	1.394	3,443,559

MFS Total Return Portfolio (6/99)	2002	1.119	1.046	6,556,444
	2001	1.135	1.119	7,478,380
	2000	0.987	1.135	7,961,933
	1999	1.000	0.987	4,154,043

Putnam Diversified Income Portfolio (6/99)	2002	1.018	1.063	1,195,441
	2001	0.990	1.018	1,343,207
	2000	1.008	0.990	1,406,014
	1999	1.000	1.008	976,461

Smith Barney Aggressive Growth Portfolio (5/01)	2002	1.042	0.692	1,107,937
	2001	1.000	1.042	594,585

Smith Barney International All Cap Growth Portfolio (1/00)	2002	0.789	0.578	—
	2001	1.000	0.789	—

Smith Barney Large Cap Value Portfolio (11/01)	2002	0.917	0.674	83,625
	2001	1.000	0.917	79,903

Smith Barney Large Capitalization Growth Portfolio (6/02)	2002	0.923	0.684	21,357
	2001	1.000	0.923	—

Smith Barney Mid Cap Core Portfolio (5/01)	2002	0.945	0.754	371,898
	2001	1.000	0.945	87,535

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (5/01)	2002	0.922	0.732	212,379
	2001	1.000	0.922	31,711

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Emerging Growth Portfolio — Class II Shares (3/02)	2002	0.822	0.546	13,851
	2001	1.000	0.822	—

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (6/99)	2002	1.286	0.943	1,271,611
	2001	1.556	1.286	1,687,182
	2000	1.448	1.556	523,976
	1999	1.000	1.448	114,352

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.807	0.720	1,504,764
	2001	0.935	0.807	1,714,241
	2000	1.000	0.935	1,779,892

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (1/00)	2002	0.864	0.788	—
	2001	1.000	0.864	—

Notes

The number of units outstanding for the 2001 year end have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Smith Barney Investment Series: Smith Barney Government Portfolio is no longer available to new Contract Owners.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Option may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to First Citicorp Life Insurance Company or Citicorp Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company’s Customer Service Office, One Cityplace, Hartford, Connecticut 06183. First Citicorp Life Insurance Company’s Statement of Additional Information is printed on Form L-20675S, and Citicorp Life Insurance Company’s Statement of Additional Information is printed on Form L-20676S.

Name:	__________________________________________________

Address:	__________________________________________________

__________________________________________________

D-1

THIS PAGE INTENTIONALLY LEFT BLANK.

L-20675	May 1, 2003

PART B

Information Required in a Statement of Additional Information

CitiElite

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2003

for

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

ISSUED BY

CITICORP LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to Citicorp Life Insurance Company, Customer Service, One Cityplace, Hartford, CT 06103 or by calling (800) 497-4857.

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	9
INDEPENDENT AUDITORS	12
FINANCIAL STATEMENTS	F-1

1

THE INSURANCE COMPANY

Citicorp Life Insurance Company is a stock insurance company organized under the laws of the State of Arizona in 1971. Citicorp Life Insurance Company is wholly owned by Citibank Delaware, an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-43415 and its telephone number is (800) 457-0599.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of Arizona.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Separate Account. Citicorp Life Variable Annuity Separate Account (the “Separate Account”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Arizona laws.

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called “mixed” and “shared” funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio’s board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

PRINCIPAL UNDERWRITER

Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

Funding Options: The value of the assets of each funding option is determined at 4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

2

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

   (a) = investment income plus capital gains and losses (whether realized or unrealized);

   (b) = any deduction for applicable taxes (presently zero); and

   (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each funding option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

Annuity Unit Value. The initial Annuity Unit Value applicable to each funding option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the immediately preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of the Separate Account. The Company may advertise the “standardized average annual total returns” of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total return,” as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for contracts sold (or anticipated to be sold) under the Prospectus

3

to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For Funding Options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance. An Owner’s Contract Value at redemption may be more or less than original cost.

Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

4

CitiElite

Standardized Performance as of 12/31/02

				10 years or
	Inception Date	1 Year	5 Years	Since Inception

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	6/1/99	-30.19%	—	-10.93%
AIM V.I. Balanced Fund	5/1/01	-23.98%	—	-19.31%
AIM V.I. Premier Equity Fund	5/1/00	-36.04%	—	-25.78%
Alliance Growth & Income Portfolio — Class B*	5/1/01	-28.71%	—	-21.62%
Alliance Premier Growth Portfolio — Class B*	5/1/01	-36.58%	—	-30.02%
Alliance Technology Portfolio— Class B	5/1/00	-46.63%	—	-39.87%
Equity Income Portfolio (Fidelity)	5/1/00	-21.08%	—	-8.02%
Equity Index Portfolio — Class II	9/15/99	-28.81%	—	24.51%
Fidelity VIP Contrafund® Portfolio — Service Class 2	5/1/00	-17.10%	—	-13.63%
Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2	5/1/01	-15.22%	—	-17.00%
Franklin Small Cap Fund — Class 2*	6/1/99	-34.60%	—	-8.11%
Large Cap Portfolio (Fidelity)	6/1/99	-29.20%	—	-12.90%
MFS Emerging Growth Portfolio	5/1/00	-39.70%	—	-35.48%
MFS Mid Cap Growth Portfolio	6/1/99	-53.07%	—	-12.84%
MFS Research Portfolio	6/1/99	-31.35%	—	-13.19%
Putnam VT International Growth Fund — Class IB Shares*	5/1/01	-24.50%	—	-22.62%
Putnam VT Small Cap Value Fund — Class IB Shares*	5/1/01	-25.05%	—	-55.66%
Putnam VT Voyager II Fund — Class IB Shares*	5/1/01	-35.42%	—	-31.66%
Salomon Brothers Variable Capital Fund	6/1/99	-31.27%	—	-2.50%
Salomon Brothers Variable Investors Fund	6/1/99	-29.43%	—	-6.54%
Smith Barney Aggressive Growth Portfolio	4/20/01	-38.23%	—	-22.83%
Smith Barney Appreciation Portfolio	4/20/01	-24.37%	—	-15.49%
Smith Barney Fundamental Value Portfolio	5/1/01	-27.83%	—	-21.41%
Smith Barney Growth and Income Portfolio	9/14/99	-28.60%	—	-12.80%
Smith Barney International All Cap Growth Portfolio	9/14/99	-31.86%	—	-31.03%
Smith Barney Large Cap Core Portfolio	5/1/01	-32.13%	—	-12.41%
Smith Barney Large Cap Growth Portfolio	5/1/01	-31.01%	—	-23.72%
Smith Barney Large Cap Value Portfolio	5/1/01	-31.60%	—	-24.39%
Smith Barney Mid Cap Core Portfolio	9/14/99	-25.82%	—	-19.19%
5

CitiElite

Standardized Performance as of 12/31/02 (cont’d)

				10 years or
	Inception Date	1 Year	5 Years	Since Inception

STOCK ACCOUNTS:
Smith Barney Premier Selection All Cap Growth Portfolio	6/1/99	-32.86%	—	-6.44%
Smith Barney Small Cap Growth Opportunities Portfolio	6/1/99	-31.82%	—	-3.03%
Templeton Foreign Securities Fund — Class 2*	5/1/01	-25.32%	—	-9.36%
Van Kampen LIT Comstock Portfolio Class II Shares	5/1/01	-26.12%	—	-20.56%
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	5/1/01	-38.24%	—	-33.40%
BOND ACCOUNTS:
PIMCO Total Return Portfolio	5/1/01	0.55%	—	11.56%
Putnam Diversified Income Portfolio	6/1/99	-2.58%	—	0.30%
Salomon Brothers Variable High Yield Bond Fund	6/1/99	-1.18%	—	1.61%
Travelers High Yield Bond Trust	6/1/99	-3.88%	—	1.28%
Travelers Quality Bond Portfolio	6/1/99	-2.67%	—	3.24%
BALANCED ACCOUNTS:
MFS Total Return Portfolio	6/1/99	-13.12%	—	-0.12%
Salomon Brothers Variable Total Return Fund	6/1/99	-14.59%	—	-3.30%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	6/1/99	-7.02%	—	1.21%

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

*These funds offer multiple classes of shares. Their Performance may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. Please see the reverse side for additional disclosure information

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

6

CitiElite
Nonstandardized Performance as of 12/31/02

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-24.93%	-24.93%	-50.15%	-18.76%	—	-20.69%	-4.07%	—	-0.35%	10/10/95	-24.83%	-11.64%	40.97%
AIM V.I. Balanced Fund	-18.25%	-18.25%	-32.01%	—	—	-12.06%	—	—	-2.33%	5/1/98	-11.89%	-5.60%	17.71%
AIM V.I. Premier Equity Fund	-31.23%	-31.23%	-50.09%	-16.54%	—	-20.66%	-3.55%	—	6.34%	5/5/93	-13.79%	-15.82%	28.11%
Alliance Growth & Income Portfolio — Class B*	-23.35%	-23.35%	-16.86%	8.58%	134.42%	-5.96%	1.66%	8.89%	9.94%	12/31/85	-3.22%	12.07%	9.24%
Alliance Premier Growth Portfolio — Class B*	-31.80%	-31.80%	-54.42%	-13.33%	110.21%	-23.02%	-2.82%	7.71%	8.57%	6/26/92	-18.56%	-17.93%	30.32%
Alliance Technology Portfolio— Class B	-42.62%	-42.62%	-67.42%	-8.83%	—	-31.17%	-1.83%	—	0.60%	1/11/96	-26.50%	-22.76%	73.27%
Equity Income Portfolio (Fidelity)	-15.14%	-15.14%	-15.90%	-3.55%	—	-5.60%	-0.72%	—	5.44%	8/30/96	-7.91%	7.62%	3.46%
Equity Index Portfolio — Class II	-23.45%	-23.45%	-40.85%	-10.81%	113.30%	-16.04%	-2.26%	7.87%	8.63%	11/30/91	-13.59%	-10.58%	18.90%
Fidelity VIP Contrafund® Portfolio — Service Class 2	-10.86%	-10.86%	-29.32%	10.87%	—	-10.91%	2.08%	—	10.58%	1/3/95	-13.69%	-8.12%	22.42%
Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2	-8.84%	-8.84%	—	—	—	—	—	—	-22.33%	9/26/00	-27.72%	—	—
Franklin Small Cap Fund — Class 2*	-29.68%	-29.68%	-51.61%	—	—	-21.47%	—	—	-5.69%	5/1/98	-16.44%	-17.66%	71.93%
Large Cap Portfolio (Fidelity)	-23.87%	-23.87%	-47.66%	-10.77%	—	-19.39%	-2.25%	—	3.25%	8/30/96	-18.48%	-15.66%	27.52%
MFS Emerging Growth Portfolio	-35.16%	-35.16%	-67.86%	-25.81%	—	-31.48%	-5.79%	—	-1.07%	8/30/96	-37.07%	-21.24%	74.33%
MFS Mid Cap Growth Portfolio	-49.54%	-49.54%	-59.05%	—	—	-25.72%	—	—	-8.34%	3/23/98	-24.74%	7.84%	61.88%
MFS Research Portfolio	-26.18%	-26.18%	-47.44%	—	—	-19.28%	—	—	-8.02%	3/23/98	-23.54%	-6.89%	21.96%
Putnam VT International Growth Fund — Class IB Shares*	-18.81%	-18.81%	-42.96%	5.22%	—	-17.05%	1.02%	—	3.13%	1/2/97	-21.17%	-10.87%	57.88%
Putnam VT Small Cap Value Fund — Class IB Shares*	-19.41%	-19.41%	15.27%	—	—	4.85%	—	—	4.62%	4/30/99	16.49%	22.78%	—
Putnam VT Voyager II Fund — Class IB Shares*	-30.56%	-30.56%	—	—	—	—	—	—	-37.57%	9/28/00	-30.50%	—	—
Salomon Brothers Variable Capital Fund	-26.10%	-26.10%	-13.42%	—	—	-4.69%	—	—	4.07%	2/17/98	0.48%	16.60%	20.39%
Salomon Brothers Variable Investors Fund	-24.12%	-24.12%	-18.50%	—	—	-6.59%	—	—	-0.41%	2/17/98	-5.49%	13.64%	10.10%
Smith Barney Aggressive Growth Portfolio	-33.58%	-33.58%	-28.30%	—	—	-10.49%	—	—	-4.46%	11/1/99	-5.42%	14.12%	—
Smith Barney Appreciation Portfolio	-18.67%	-18.67%	-24.38%	-0.91%	91.14%	-8.89%	-0.18%	6.69%	6.80%	10/16/91	-5.32%	-1.79%	11.55%
Smith Barney Fundamental Value Portfolio	-22.40%	-22.40%	-13.88%	7.35%	—	-4.86%	1.43%	—	8.23%	12/3/93	-6.59%	18.81%	20.32%
Smith Barney Growth and Income Portfolio	-23.22%	-23.22%	-38.07%	—	—	-14.75%	—	—	-11.44%	9/14/99	-12.06%	-8.29%	—
Smith Barney International All Cap Growth Portfolio	-26.73%	-26.73%	-66.05%	-40.89%	-8.85%	-30.22%	-9.98%	-0.92%	3.29%	2/18/86	-32.14%	-31.73%	58.05%
Smith Barney Large Cap Core Portfolio	-27.02%	-27.02%	-42.49%	—	—	-16.83%	—	—	-11.04%	9/14/99	-15.72%	-6.49%	—
Smith Barney Large Cap Growth Portfolio	-25.81%	-25.81%	-41.28%	—	—	-16.25%	—	—	-1.42%	5/1/98	-13.74%	-8.24%	29.02%
Smith Barney Large Cap Value Portfolio	-26.45%	-26.45%	-25.71%	-20.62%	—	-9.43%	-4.51%	—	4.91%	6/20/94	-9.45%	11.55%	-1.33%
7

CitiElite
Nonstandardized Performance as of 12/31/02 (cont’d)

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
Smith Barney Mid Cap Core Portfolio	-20.23%	-20.23%	-17.69%	—	—	-6.28%	—	—	-1.27%	11/1/99	-11.25%	16.27%	—
Smith Barney Premier Selection All Cap Growth Portfolio	-27.81%	-27.81%	-28.97%	—	—	-10.77%	—	—	-4.97%	9/14/99	-15.37%	16.25%	—
Smith Barney Small Cap Growth Opportunities Portfolio	-26.69%	-26.69%	-34.90%	-16.20%	—	-13.32%	-3.47%	—	-1.27%	2/7/97	-17.39%	7.50%	35.69%
Templeton Foreign Securities Fund — Class 2*	-19.69%	-19.69%	-35.91%	-16.29%	83.86%	-13.77%	-3.49%	6.28%	5.16%	5/1/92	-17.17%	-3.65%	21.52%
Van Kampen LIT Comstock Portfolio Class II Shares	-20.56%	-20.56%	-2.72%	—	—	-0.91%	—	—	-2.52%	5/1/99	-4.16%	27.77%	—
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-33.59%	-33.59%	-60.42%	8.20%	—	-26.56%	1.59%	—	7.49%	7/3/95	-32.62%	-11.55%	101.57%
BOND ACCOUNTS:
PIMCO Total Return Portfolio	7.55%	7.55%	25.40%	31.71%	—	7.83%	5.66%	—	5.66%	12/31/97	7.31%	8.66%	-1.96%
Putnam Diversified Income Portfolio	4.42%	4.42%	5.44%	4.33%	—	1.78%	0.85%	—	3.84%	6/20/94	2.77%	-1.74%	-0.32%
Salomon Brothers Variable High Yield Bond Fund	5.82%	5.82%	8.16%	—	—	2.65%	—	—	2.38%	5/1/98	3.67%	-1.40%	4.05%
Travelers High Yield Bond Trust	3.12%	3.12%	10.91%	20.01%	96.76%	3.51%	3.71%	7.00%	6.76%	6/10/83	8.02%	-0.43%	2.98%
Travelers Quality Bond Portfolio	4.33%	4.33%	16.26%	23.98%	—	5.15%	4.39%	—	4.85%	8/30/96	5.64%	5.49%	-0.32%
BALANCED ACCOUNTS:
MFS Total Return Portfolio	-6.58%	-6.58%	5.97%	18.01%	—	1.95%	3.37%	—	8.01%	6/20/94	-1.39%	15.04%	1.15%
Salomon Brothers Variable Total Return Fund	-8.16%	-8.16%	-4.41%	—	—	-1.49%	—	—	-0.18%	2/17/98	-2.19%	6.41%	-0.62%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	-0.03%	-0.03%	7.22%	14.81%	28.26%	2.35%	2.80%	2.52%	3.36%	12/31/87	2.33%	4.81%	3.37%
Travelers Money Market Portfolio — 7 Day Yield	-0.44%	This yield quotation more closely reflects the current earnings of this fund.

The inception date is the date that the underlying fund commenced operations.

*These funds offer multiple classes of shares. Their Performance may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. Please see the reverse side for additional disclosure information

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

8

FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

9

Individual Retirement Annuities

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

10

Qualified Pension and Profit-Sharing Plans

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

Section 403(b) Plans

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

      1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

         (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

         (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

         (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

11

2.   Other Non-Periodic Distributions (full or partial redemptions)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3.   Periodic Distributions (distributions payable over a period greater than one year)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the account’s financial statements.

The financial statements and schedules (statutory basis ) of Citicorp Life Insurance Company and the financial statements of Citicorp Life Variable Annuity Separate Account as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2002, financial statements and schedules (statutory basis) of Citicorp Life Insurance Company were prepared using accounting practices prescribed or permitted by the State of Connecticut Insurance Department.

The audit report covering the December 31, 2002, financial statements and schedules (statutory basis) of Citicorp Life Insurance Company states that the financial statements and schedules (statutory basis) are not presented fairly, in conformity with accounting principles generally accepted in the United States of America. However, the December 31, 2002, financial statements and schedules (statutory basis) of Citicorp Life Insurance Company are presented fairly in all material respects in conformity with accounting practices prescribed or permitted by the State of Connecticut Insurance Department. This audit report also refers to a change in accounting as a result of the State of Connecticut Insurance Department adopting the National Association of Insurance Commissioners’ statutory accounting practices in 2001.

12

CitiElite

STATEMENT OF ADDITIONAL INFORMATION

Individual Variable Annuity Contract

issued by

Citicorp Life Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

L-20675S	May 2003

ANNUAL REPORT
DECEMBER 31, 2002

                           CITICORP LIFE VARIABLE ANNUITY
                           SEPARATE ACCOUNT

One Cityplace
Hartford, CT 06103

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                                                AIM V.I. CAPITAL      AIM V.I. CORE
                                         HIGH YIELD          MONEY MARKET         APPRECIATION        EQUITY FUND -
                                         BOND TRUST           PORTFOLIO          FUND - SERIES I         SERIES I
                                         ----------          ------------       ----------------      -------------
ASSETS:
  Investments at market value:           $1,458,346           $  229,522           $2,716,645           $2,714,082

  Receivables:
    Dividends ................                   --                  238                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            1,458,346              229,760            2,716,645            2,714,082
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                  200                   31                  260                  263
    Administrative fees ......                   24                    4                   45                   44
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  224                   35                  305                  307
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $1,458,122           $  229,725           $2,716,340           $2,713,775
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                       -1-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                           AIM V.I.                                 AIM V.I.
                                         GOVERNMENT            AIM V.I.          INTERNATIONAL          AIM V.I.
                                         SECURITIES          GROWTH FUND -        GROWTH FUND -      PREMIER EQUITY
                                       FUND - SERIES I         SERIES I             SERIES I         FUND - SERIES I
                                       ---------------       -------------       --------------      ---------------
ASSETS:
  Investments at market value:           $2,817,966           $  762,131           $2,703,955           $6,211,948

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            2,817,966              762,131            2,703,955            6,211,948
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                  292                   76                  255                  625
    Administrative fees ......                   46                   12                   44                  102
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  338                   88                  299                  727
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $2,817,628           $  762,043           $2,703,656           $6,211,221
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -2-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                 FRANKLIN SMALL     TEMPLETON FOREIGN
  GROWTH & INCOME      PREMIER GROWTH         TECHNOLOGY           CAP FUND -       SECURITIES FUND -       APPRECIATION
PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B        CLASS 2             CLASS 2             PORTFOLIO
-------------------  -------------------  -------------------    --------------     -----------------       ------------
    $   61,132           $    3,079           $  101,607           $  337,596           $  864,772           $2,260,554

            --                   --                   --                  494                  883                   --
    ----------           ----------           ----------           ----------           ----------           ----------

        61,132                3,079              101,607              338,090              865,655            2,260,554
    ----------           ----------           ----------           ----------           ----------           ----------

             8                    1                   14                   46                  117                  213
             1                   --                    2                    6                   14                   37
    ----------           ----------           ----------           ----------           ----------           ----------

             9                    1                   16                   52                  131                  250
    ----------           ----------           ----------           ----------           ----------           ----------

    $   61,123           $    3,078           $  101,591           $  338,038           $  865,524           $2,260,304
    ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -3-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                        EQUITY INDEX
                                         PORTFOLIO -         FUNDAMENTAL           MFS(R) BOND       MFS(R) EMERGING
                                      CLASS II SHARES      VALUE PORTFOLIO           SERIES           GROWTH SERIES
                                      ---------------      ---------------         ----------        ---------------
ASSETS:
  Investments at market value:           $  405,085           $  117,848           $2,967,606           $3,295,093

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              405,085              117,848            2,967,606            3,295,093
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                   55                   16                  301                  323
    Administrative fees ......                    7                    2                   49                   54
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                   62                   18                  350                  377
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  405,023           $  117,830           $2,967,256           $3,294,716
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -4-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                      TOTAL RETURN          PUTNAM VT
                                                                                      PORTFOLIO -           SMALL CAP
  MFS(R) MONEY             MFS(R)         MFS(R) STRATEGIC       MFS(R) TOTAL        ADMINISTRATIVE         VALUE FUND -
 MARKET SERIES        RESEARCH SERIES      INCOME SERIES        RETURN SERIES            CLASS            CLASS IB SHARES
 -------------        ---------------     ----------------      -------------        --------------       ---------------
   $3,594,021           $2,430,511           $  317,383           $4,995,864           $  223,499           $   53,323

          281                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    3,594,302            2,430,511              317,383            4,995,864              223,499               53,323
   ----------           ----------           ----------           ----------           ----------           ----------

          351                  235                   31                  497                   30                    7
           59                   39                    5                   82                    4                    1
   ----------           ----------           ----------           ----------           ----------           ----------

          410                  274                   36                  579                   34                    8
   ----------           ----------           ----------           ----------           ----------           ----------

   $3,593,892           $2,430,237           $  317,347           $4,995,285           $  223,465           $   53,315
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -5-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                             HIGH YIELD
                                       CAPITAL FUND -        BOND FUND -        INVESTORS FUND -       TOTAL RETURN
                                           CLASS I             CLASS I              CLASS I           FUND - CLASS I
                                       --------------        -----------        ----------------      --------------
ASSETS:
  Investments at market value:           $1,063,737           $  271,192           $1,249,899           $  735,602

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            1,063,737              271,192            1,249,899              735,602
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                  144                   37                  170                  101
    Administrative fees ......                   17                    5                   20                   12
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  161                   42                  190                  113
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $1,063,576           $  271,150           $1,249,709           $  735,489
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -6-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

  SMITH BARNEY                              SMITH BARNEY
   GROWTH AND          SMITH BARNEY      PREMIER SELECTIONS     SMITH BARNEY
     INCOME              LARGE CAP         ALL CAP GROWTH        GOVERNMENT          EQUITY INCOME          LARGE CAP
    PORTFOLIO         CORE PORTFOLIO          PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
  ------------        --------------     ------------------     ------------         -------------          ----------
   $  162,354           $   78,086           $  138,233           $   34,084           $   49,444           $2,320,803

           --                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

      162,354               78,086              138,233               34,084               49,444            2,320,803
   ----------           ----------           ----------           ----------           ----------           ----------

           22                   11                   19                    5                    7                  318
            3                    1                    2                    1                    1                   38
   ----------           ----------           ----------           ----------           ----------           ----------

           25                   12                   21                    6                    8                  356
   ----------           ----------           ----------           ----------           ----------           ----------

   $  162,329           $   78,074           $  138,212           $   34,078           $   49,436           $2,320,447
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -7-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                            MFS MID
                                       MFS EMERGING        CAP GROWTH        MFS RESEARCH    TRAVELERS QUALITY
                                     GROWTH PORTFOLIO      PORTFOLIO           PORTFOLIO       BOND PORTFOLIO
                                     ----------------      ----------        ------------    -----------------
ASSETS:
  Investments at market value:           $275,290           $885,957           $533,248           $843,953

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                         --------           --------           --------           --------

      Total Assets ...........            275,290            885,957            533,248            843,953
                                         --------           --------           --------           --------

LIABILITIES:
  Payables:
    Insurance charges ........                 38                121                 72                115
    Administrative fees ......                  4                 15                  9                 14
                                         --------           --------           --------           --------

      Total Liabilities ......                 42                136                 81                129
                                         --------           --------           --------           --------

NET ASSETS:                              $275,248           $885,821           $533,167           $843,824
                                         ========           ========           ========           ========

                        See Notes to Financial Statements

                                      -8-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

   AIM CAPITAL                                                   SMITH BARNEY         SMITH BARNEY          COMSTOCK
  APPRECIATION           MFS TOTAL       PUTNAM DIVERSIFIED       AGGRESSIVE           LARGE CAP           PORTFOLIO -
    PORTFOLIO        RETURN PORTFOLIO     INCOME PORTFOLIO     GROWTH PORTFOLIO     VALUE PORTFOLIO      CLASS II SHARES
  ------------       ----------------    ------------------    ----------------     ---------------      ---------------
   $1,067,907           $1,299,212           $  791,373           $1,446,965           $    9,375           $   17,887

           --                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    1,067,907            1,299,212              791,373            1,446,965                9,375               17,887
   ----------           ----------           ----------           ----------           ----------           ----------

          146                  178                  108                  141                    1                    3
           18                   21                   13                   24                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

          164                  199                  121                  165                    1                    3
   ----------           ----------           ----------           ----------           ----------           ----------

   $1,067,743           $1,299,013           $  791,252           $1,446,800           $    9,374           $   17,884
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -9-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                            SMITH BARNEY
                                       EMERGING GROWTH     SMALL CAP GROWTH      EQUITY INCOME           GROWTH
                                      PORTFOLIO - CLASS     OPPORTUNITIES         PORTFOLIO -          PORTFOLIO -
                                          II SHARES           PORTFOLIO          INITIAL CLASS        INITIAL CLASS
                                      -----------------    ----------------      -------------        -------------
ASSETS:
  Investments at market value:           $    1,752           $  723,378           $5,381,942           $3,598,269

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........                1,752              723,378            5,381,942            3,598,269
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    1                   79                  519                  375
    Administrative fees ......                   --                   12                   88                   59
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                    1                   91                  607                  434
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $    1,751           $  723,287           $5,381,335           $3,597,835
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -10-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                         DYNAMIC CAPITAL
   HIGH INCOME            OVERSEAS         CONTRAFUND(R)        CONTRAFUND(R)         INDEX 500           APPRECIATION
   PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
  INITIAL CLASS        INITIAL CLASS       INITIAL CLASS        SERVICE CLASS 2      INITIAL CLASS       SERVICE CLASS 2
  -------------        -------------       -------------        ---------------      -------------       ---------------
   $1,700,136           $1,048,409           $5,548,474           $  223,642           $7,083,695           $      627

           --                   --                   --                   --                    2                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    1,700,136            1,048,409            5,548,474              223,642            7,083,697                  627
   ----------           ----------           ----------           ----------           ----------           ----------

          174                  101                  551                   30                  685                    1
           28                   17                   91                    4                  116                   --
   ----------           ----------           ----------           ----------           ----------           ----------

          202                  118                  642                   34                  801                    1
   ----------           ----------           ----------           ----------           ----------           ----------

   $1,699,934           $1,048,291           $5,547,832           $  223,608           $7,082,896           $      626
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -11-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                           COMBINED
                                         -----------
ASSETS:
  Investments at market value:           $80,228,493

  Receivables:
    Dividends ................                 1,898
                                         -----------

      Total Assets ...........            80,230,391
                                         -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 8,520
    Administrative fees ......                 1,316
                                         -----------

      Total Liabilities ......                 9,836
                                         -----------

NET ASSETS:                              $80,220,555
                                         ===========

                        See Notes to Financial Statements

                                      -12-

                       This page intentionally left blank

                                      -13-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                              AIM V.I. CAPITAL      AIM V.I. CORE
                                                         HIGH YIELD          MONEY MARKET       APPRECIATION        EQUITY FUND -
                                                         BOND TRUST            PORTFOLIO       FUND - SERIES I        SERIES I
                                                         -----------         ------------     ----------------      -------------
INVESTMENT INCOME:
  Dividends ...................................          $   213,229         $     4,488         $        --         $     9,984
                                                         -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................               18,863               4,039              32,013              30,768
  Administrative fees .........................                2,264                 485               5,526               5,208
                                                         -----------         -----------         -----------         -----------

    Total expenses ............................               21,127               4,524              37,539              35,976
                                                         -----------         -----------         -----------         -----------

      Net investment income (loss) ............              192,102                 (36)            (37,539)            (25,992)
                                                         -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                  --                  --                  --
    Realized gain (loss) on sale of investments               (5,757)                 --            (474,090)           (399,987)
                                                         -----------         -----------         -----------         -----------

      Realized gain (loss) ....................               (5,757)                 --            (474,090)           (399,987)
                                                         -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................             (143,642)                 --            (616,940)           (232,084)
                                                         -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................          $    42,703         $       (36)        $(1,128,569)        $  (658,063)
                                                         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                                      -14-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

    AIM V.I.                                   AIM V.I.
   GOVERNMENT            AIM V.I.           INTERNATIONAL           AIM V.I.
   SECURITIES            GROWTH             GROWTH FUND -        PREMIER EQUITY        GROWTH & INCOME       PREMIER GROWTH
 FUND - SERIES I     FUND - SERIES I          SERIES I           FUND - SERIES I     PORTFOLIO - CLASS B   PORTFOLIO - CLASS B
 ---------------     ---------------        -------------        ---------------     -------------------   -------------------
  $    51,598          $        --           $    17,737           $    25,142           $       205           $        --
  -----------          -----------           -----------           -----------           -----------           -----------

       26,277                9,241                29,902                78,633                   500                    23
        4,123                1,531                 5,180                12,900                    60                     2
  -----------          -----------           -----------           -----------           -----------           -----------

       30,400               10,772                35,082                91,533                   560                    25
  -----------          -----------           -----------           -----------           -----------           -----------

       21,198              (10,772)              (17,345)              (66,391)                 (355)                  (25)
  -----------          -----------           -----------           -----------           -----------           -----------

           --                   --                    --                    --                 1,263                    --
       46,007             (241,622)             (406,801)           (1,100,487)                  (92)                   (3)
  -----------          -----------           -----------           -----------           -----------           -----------

       46,007             (241,622)             (406,801)           (1,100,487)                1,171                    (3)
  -----------          -----------           -----------           -----------           -----------           -----------

      152,394             (161,216)             (181,585)           (2,253,105)              (10,927)                 (539)
  -----------          -----------           -----------           -----------           -----------           -----------

  $   219,599          $  (413,610)          $  (605,731)          $(3,419,983)          $   (10,111)          $      (567)
  ===========          ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                                      -15-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                        TECHNOLOGY        FRANKLIN SMALL     TEMPLETON FOREIGN
                                                        PORTFOLIO -         CAP FUND -       SECURITIES FUND -     APPRECIATION
                                                          CLASS B             CLASS 2             CLASS 2            PORTFOLIO
                                                        -----------       --------------     -----------------     ------------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $   1,122           $  17,517           $  40,614
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              2,141               5,425              13,375              29,859
  Administrative fees .........................                257                 651               1,605               5,208
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              2,398               6,076              14,980              35,067
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (2,398)             (4,954)              2,537               5,547
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (88,343)            (53,120)           (101,113)           (368,343)
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................            (88,343)            (53,120)           (101,113)           (368,343)
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            (13,486)           (105,076)           (128,398)           (409,275)
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $(104,227)          $(163,150)          $(226,974)          $(772,071)
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -16-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

   EQUITY INDEX
   PORTFOLIO -           FUNDAMENTAL           MFS(R) BOND        MFS(R) EMERGING         MFS(R) MONEY            MFS(R)
 CLASS II SHARES       VALUE PORTFOLIO            SERIES           GROWTH SERIES         MARKET SERIES       RESEARCH SERIES
 ---------------       ---------------         -----------        ---------------        -------------       ---------------
   $     8,409           $     1,373           $   187,088          $        --           $    42,040          $     9,579
   -----------           -----------           -----------          -----------           -----------          -----------

         6,427                 1,109                30,188               43,276                29,453               29,874
           771                   133                 4,943                7,291                 4,912                5,103
   -----------           -----------           -----------          -----------           -----------          -----------

         7,198                 1,242                35,131               50,567                34,365               34,977
   -----------           -----------           -----------          -----------           -----------          -----------

         1,211                   131               151,957              (50,567)                7,675              (25,398)
   -----------           -----------           -----------          -----------           -----------          -----------

            --                 2,119                    --                   --                    --                   --
       (68,129)                 (924)               22,914           (1,213,527)                   --             (557,803)
   -----------           -----------           -----------          -----------           -----------          -----------

       (68,129)                1,195                22,914           (1,213,527)                   --             (557,803)
   -----------           -----------           -----------          -----------           -----------          -----------

       (79,019)              (25,673)               68,956             (968,053)                   --             (445,502)
   -----------           -----------           -----------          -----------           -----------          -----------

   $  (145,937)          $   (24,347)          $   243,827          $(2,232,147)          $     7,675          $(1,028,703)
   ===========           ===========           ===========          ===========           ===========          ===========

                        See Notes to Financial Statements

                                      -17-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                               TOTAL RETURN         PUTNAM VT
                                                                                                PORTFOLIO -         SMALL CAP
                                                     MFS(R) STRATEGIC       MFS(R) TOTAL      ADMINISTRATIVE       VALUE FUND -
                                                      INCOME SERIES        RETURN SERIES           CLASS          CLASS IB SHARES
                                                     ----------------      -------------      --------------      ---------------
INVESTMENT INCOME:
  Dividends ...................................          $  15,916           $ 105,158           $   6,014           $      26
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              3,325              52,879               1,855                 345
  Administrative fees .........................                577               8,881                 223                  42
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              3,902              61,760               2,078                 387
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             12,014              43,398               3,936                (361)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --              83,373               2,721                 126
    Realized gain (loss) on sale of investments             (3,536)            (54,228)               (365)                529
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             (3,536)             29,145               2,356                 655
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             16,566            (475,273)              5,624               2,101
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $  25,044           $(402,730)          $  11,916           $   2,395
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -18-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                       HIGH YIELD                                                SMITH BARNEY        SMITH BARNEY
 CAPITAL FUND -       BOND FUND -       INVESTORS FUND -     TOTAL RETURN         GROWTH AND          LARGE CAP
    CLASS I             CLASS I             CLASS I         FUND - CLASS I     INCOME PORTFOLIO     CORE PORTFOLIO
 --------------       -----------       ----------------    --------------     ----------------     --------------
   $   5,317           $  19,084           $  16,639           $  11,085           $   1,455           $     739
   ---------           ---------           ---------           ---------           ---------           ---------

      18,084               3,275              18,363              10,058               2,706               2,482
       2,170                 393               2,203               1,207                 325                 298
   ---------           ---------           ---------           ---------           ---------           ---------

      20,254               3,668              20,566              11,265               3,031               2,780
   ---------           ---------           ---------           ---------           ---------           ---------

     (14,937)             15,416              (3,927)               (180)             (1,576)             (2,041)
   ---------           ---------           ---------           ---------           ---------           ---------

          --                  --                  --                  --                  --                  --
     (97,587)             (3,542)            (21,104)             (7,283)            (24,806)            (94,756)
   ---------           ---------           ---------           ---------           ---------           ---------

     (97,587)             (3,542)            (21,104)             (7,283)            (24,806)            (94,756)
   ---------           ---------           ---------           ---------           ---------           ---------

    (361,858)              3,102            (390,985)            (63,464)            (34,822)             20,090
   ---------           ---------           ---------           ---------           ---------           ---------

   $(474,382)          $  14,976           $(416,016)          $ (70,927)          $ (61,204)          $ (76,707)
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -19-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       SMITH BARNEY
                                                    PREMIER SELECTIONS      SMITH BARNEY
                                                      ALL CAP GROWTH         GOVERNMENT        EQUITY INCOME         LARGE CAP
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                    ------------------      ------------       -------------         ---------
INVESTMENT INCOME:
  Dividends ...................................          $     118           $     811           $     575           $  13,094
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              2,594                 593                 629              35,779
  Administrative fees .........................                311                  71                  75               4,293
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              2,905                 664                 704              40,072
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (2,787)                147                (129)            (26,978)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                 235                  --                  --
    Realized gain (loss) on sale of investments            (32,277)              2,770                (842)           (353,265)
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................            (32,277)              3,005                (842)           (353,265)
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            (41,019)               (255)             (8,112)           (415,464)
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $ (76,083)          $   2,897           $  (9,083)          $(795,707)
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -20-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                         MFS MID                                                  AIM CAPITAL
  MFS EMERGING         CAP GROWTH         MFS RESEARCH     TRAVELERS QUALITY      APPRECIATION        MFS TOTAL
GROWTH PORTFOLIO       PORTFOLIO           PORTFOLIO        BOND PORTFOLIO         PORTFOLIO       RETURN PORTFOLIO
----------------       ----------         ------------     -----------------      ------------     ----------------
   $      --           $      --           $   3,721           $  61,880           $      --           $  80,830
   ---------           ---------           ---------           ---------           ---------           ---------

       4,400              15,330               8,263               9,701              16,985              18,185
         528               1,839                 992               1,164               2,038               2,183
   ---------           ---------           ---------           ---------           ---------           ---------

       4,928              17,169               9,255              10,865              19,023              20,368
   ---------           ---------           ---------           ---------           ---------           ---------

      (4,928)            (17,169)             (5,534)             51,015             (19,023)             60,462
   ---------           ---------           ---------           ---------           ---------           ---------

          --                  --                  --              11,843                  --              50,990
     (55,457)           (206,529)           (110,160)              3,575            (240,174)             (3,888)
   ---------           ---------           ---------           ---------           ---------           ---------

     (55,457)           (206,529)           (110,160)             15,418            (240,174)             47,102
   ---------           ---------           ---------           ---------           ---------           ---------

     (99,702)           (688,319)            (95,423)            (30,752)           (145,143)           (208,476)
   ---------           ---------           ---------           ---------           ---------           ---------

   $(160,087)          $(912,017)          $(211,117)          $  35,681           $(404,340)          $(100,912)
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -21-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                          PUTNAM           SMITH BARNEY        SMITH BARNEY          COMSTOCK
                                                        DIVERSIFIED         AGGRESSIVE           LARGE CAP          PORTFOLIO -
                                                     INCOME PORTFOLIO    GROWTH PORTFOLIO     VALUE PORTFOLIO     CLASS II SHARES
                                                     ----------------    ----------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................          $ 182,059           $      --           $     435           $      --
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................             10,055              15,999                 137                  97
  Administrative fees .........................              1,207               2,763                  16                  12
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................             11,262              18,762                 153                 109
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............            170,797             (18,762)                282                (109)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments             (7,153)           (220,659)                (20)                  4
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             (7,153)           (220,659)                (20)                  4
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................           (129,136)           (601,328)             (3,635)              1,124
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $  34,508           $(840,749)          $  (3,373)          $   1,019
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -22-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                         SMITH BARNEY
 EMERGING GROWTH       SMALL CAP GROWTH       EQUITY INCOME            GROWTH              HIGH INCOME            OVERSEAS
   PORTFOLIO -          OPPORTUNITIES          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
 CLASS II SHARES          PORTFOLIO           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS        INITIAL CLASS
 ---------------       ----------------       -------------         -------------         -------------        -------------
   $         1           $        --           $   130,404           $    15,377           $   216,691           $    11,682
   -----------           -----------           -----------           -----------           -----------           -----------

            27                 9,717                60,868                50,403                17,333                12,244
             4                 1,467                10,351                 8,037                 2,834                 2,078
   -----------           -----------           -----------           -----------           -----------           -----------

            31                11,184                71,219                58,440                20,167                14,322
   -----------           -----------           -----------           -----------           -----------           -----------

           (30)              (11,184)               59,185               (43,063)              196,524                (2,640)
   -----------           -----------           -----------           -----------           -----------           -----------

            --                    --               177,494                    --                    --                    --
            (9)             (159,013)             (488,323)           (1,241,050)             (468,670)             (208,375)
   -----------           -----------           -----------           -----------           -----------           -----------

            (9)             (159,013)             (310,829)           (1,241,050)             (468,670)             (208,375)
   -----------           -----------           -----------           -----------           -----------           -----------

          (848)             (152,282)           (1,162,289)             (821,017)              299,096              (104,225)
   -----------           -----------           -----------           -----------           -----------           -----------

   $      (887)          $  (322,479)          $(1,413,933)          $(2,105,130)          $    26,950           $  (315,240)
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                                      -23-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                   DYNAMIC CAPITAL
                                                   CONTRAFUND(R)         CONTRAFUND(R)          INDEX 500           APPRECIATION
                                                    PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
                                                   INITIAL CLASS        SERVICE CLASS 2        INITIAL CLASS        SERVICE CLASS 2
                                                   -------------        ---------------        -------------       ----------------
INVESTMENT INCOME:
  Dividends ...................................     $    63,560           $     1,438           $   138,533           $         1
                                                    -----------           -----------           -----------           -----------

EXPENSES:
  Insurance charges ...........................          63,246                 2,722                85,670                     4
  Administrative fees .........................          10,493                   327                14,581                    --
                                                    -----------           -----------           -----------           -----------

    Total expenses ............................          73,739                 3,049               100,251                     4
                                                    -----------           -----------           -----------           -----------

      Net investment income (loss) ............         (10,179)               (1,611)               38,282                    (3)
                                                    -----------           -----------           -----------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              --                    --                    --                    --
    Realized gain (loss) on sale of investments        (454,542)              (11,384)             (800,096)                   --
                                                    -----------           -----------           -----------           -----------

      Realized gain (loss) ....................        (454,542)              (11,384)             (800,096)                   --
                                                    -----------           -----------           -----------           -----------

    Change in unrealized gain (loss)
      on investments ..........................        (281,423)              (12,170)           (1,927,663)                  (36)
                                                    -----------           -----------           -----------           -----------

  Net increase (decrease) in net assets
    resulting from operations .................     $  (746,144)          $   (25,165)          $(2,689,477)          $       (39)
                                                    ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                                      -24-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

      COMBINED
   -------------

     $ 1,732,768
   -------------

         975,739
         152,136
   -------------

       1,127,875
   -------------

         604,893
   -------------

         330,164
     (10,373,435)
   -------------

     (10,043,271)
   -------------

     (13,460,586)
   -------------

   $ (22,898,964)
   =============

                        See Notes to Financial Statements

                                      -25-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                             AIM V.I. CAPITAL
                                                                                                               APPRECIATION
                                                 HIGH YIELD BOND TRUST       MONEY MARKET PORTFOLIO           FUND - SERIES I
                                              --------------------------   --------------------------   --------------------------
                                                  2002           2001          2002           2001          2002           2001
                                              -----------    -----------   -----------    -----------   -----------    -----------
OPERATIONS:
  Net investment income (loss) ............   $   192,102    $    68,252   $       (36)   $     9,666   $   (37,539)   $   (54,769)
  Realized gain (loss) ....................        (5,757)           868            --             --      (474,090)       297,877
  Change in unrealized gain (loss)
    on investments ........................      (143,642)        47,237            --             --      (616,940)    (1,882,846)
                                              -----------    -----------   -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations ...........        42,703        116,357           (36)         9,666    (1,128,569)    (1,639,738)
                                              -----------    -----------   -----------    -----------   -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........         6,000             --           500         81,835         5,208        255,574
  Participant transfers from other
    funding options .......................         7,474        122,055        42,799        639,845        72,496        242,384
  Administrative charges ..................           (91)          (127)         (143)          (238)         (947)        (1,114)
  Contract surrenders .....................       (60,866)       (53,766)     (137,816)       (27,140)     (494,614)      (423,843)
  Participant transfers to other
    funding options .......................       (99,133)       (24,740)      (39,721)      (525,222)     (392,926)      (540,636)
  Other payments to participants ..........            --             --      (134,268)            --       (10,566)       (44,933)
                                              -----------    -----------   -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (146,616)        43,422      (268,649)       169,080      (821,349)      (512,568)
                                              -----------    -----------   -----------    -----------   -----------    -----------

      Net increase (decrease) in net assets      (103,913)       159,779      (268,685)       178,746    (1,949,918)    (2,152,306)

NET ASSETS:
    Beginning of year .....................     1,562,035      1,402,256       498,410        319,664     4,666,258      6,818,564
                                              -----------    -----------   -----------    -----------   -----------    -----------
    End of year ...........................   $ 1,458,122    $ 1,562,035   $   229,725    $   498,410   $ 2,716,340    $ 4,666,258
                                              ===========    ===========   ===========    ===========   ===========    ===========

                        See Notes to Financial Statements

                                      -26-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

          AIM V.I. CORE
           EQUITY FUND -             AIM V.I. GOVERNMENT            AIM V.I. GROWTH            AIM V.I. INTERNATIONAL
             SERIES I            SECURITIES FUND - SERIES I         FUND - SERIES I            GROWTH FUND - SERIES I
   --------------------------    --------------------------    --------------------------    --------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $   (25,992)   $   (49,511)   $    21,198    $    50,552    $   (10,772)   $   (14,655)   $   (17,345)   $   (37,295)
      (399,987)      (152,084)        46,007         19,186       (241,622)      (175,122)      (406,801)      (195,940)

      (232,084)    (1,245,224)       152,394         58,560       (161,216)      (652,901)      (181,585)    (1,291,449)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (658,063)    (1,446,819)       219,599        128,298       (413,610)      (842,678)      (605,731)    (1,524,684)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         3,654        248,143          7,137            310          2,424         26,669          8,041         97,251

       109,248        173,615        612,833        507,327          9,527         39,044         31,678         79,632
          (839)          (934)          (322)          (375)          (390)          (544)          (741)          (916)
      (571,757)      (371,776)      (326,048)      (198,516)      (110,169)      (229,683)      (492,509)      (515,763)

      (374,618)      (407,277)      (416,534)      (125,986)      (102,523)      (155,605)      (288,825)      (705,709)
       (15,992)       (81,052)            --        (97,881)            --        (21,217)        (6,081)       (10,950)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (850,304)      (439,281)      (122,934)        84,879       (201,131)      (341,336)      (748,437)    (1,056,455)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (1,508,367)    (1,886,100)        96,665        213,177       (614,741)    (1,184,014)    (1,354,168)    (2,581,139)

     4,222,142      6,108,242      2,720,963      2,507,786      1,376,784      2,560,798      4,057,824      6,638,963
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $ 2,713,775    $ 4,222,142    $ 2,817,628    $ 2,720,963    $   762,043    $ 1,376,784    $ 2,703,656    $ 4,057,824
   ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -27-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    AIM V.I. PREMIER               GROWTH & INCOME               PREMIER GROWTH
                                                 EQUITY FUND - SERIES I          PORTFOLIO - CLASS B          PORTFOLIO - CLASS B
                                              ----------------------------   ----------------------------   ------------------------
                                                   2002           2001           2002            2001           2002          2001
                                              ------------    ------------   ------------    ------------   ------------    --------
OPERATIONS:
  Net investment income (loss) ............   $    (66,391)   $   (122,556)  $       (355)   $        (31)  $        (25)   $     --
  Realized gain (loss) ....................     (1,100,487)        (22,525)         1,171             400             (3)         --
  Change in unrealized gain (loss)
    on investments ........................     (2,253,105)     (1,877,029)       (10,927)           (972)          (539)         --
                                              ------------    ------------   ------------    ------------   ------------    --------

    Net increase (decrease) in net assets
      resulting from operations ...........     (3,419,983)     (2,022,110)       (10,111)           (603)          (567)         --
                                              ------------    ------------   ------------    ------------   ------------    --------

UNIT TRANSACTIONS:
  Participant purchase payments ...........         14,276         250,757             --              --             --          --
  Participant transfers from other
    funding options .......................        173,971         432,041         61,886          10,000          3,645          --
  Administrative charges ..................         (2,254)         (2,788)            --              (3)            --          --
  Contract surrenders .....................       (819,429)       (995,387)            --              --             --          --
  Participant transfers to other
    funding options .......................     (1,166,017)       (891,533)            --             (46)            --          --
  Other payments to participants ..........        (59,244)       (146,722)            --              --             --          --
                                              ------------    ------------   ------------    ------------   ------------    --------

    Net increase (decrease) in net assets
      resulting from unit transactions ....     (1,858,697)     (1,353,632)        61,886           9,951          3,645          --
                                              ------------    ------------   ------------    ------------   ------------    --------

      Net increase (decrease) in net assets     (5,278,680)     (3,375,742)        51,775           9,348          3,078          --

NET ASSETS:
    Beginning of year .....................     11,489,901      14,865,643          9,348              --             --          --
                                              ------------    ------------   ------------    ------------   ------------    --------
    End of year ...........................   $  6,211,221    $ 11,489,901   $     61,123    $      9,348   $      3,078    $     --
                                              ============    ============   ============    ============   ============    ========

                        See Notes to Financial Statements

                                      -28-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

           TECHNOLOGY                 FRANKLIN SMALL CAP      TEMPLETON FOREIGN SECURITIES
      PORTFOLIO - CLASS B               FUND - CLASS 2                FUND - CLASS 2           APPRECIATION PORTFOLIO
   --------------------------    --------------------------   ----------------------------   --------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $    (2,398)   $    (4,014)   $    (4,954)   $    (6,096)   $     2,537    $    20,925    $     5,547    $    20,700
       (88,343)          (985)       (53,120)       (85,915)      (101,113)       251,687       (368,343)       (19,573)

       (13,486)       (88,822)      (105,076)       (46,284)      (128,398)      (528,239)      (409,275)      (216,960)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (104,227)       (93,821)      (163,150)      (138,295)      (226,974)      (255,627)      (772,071)      (215,833)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

            --          5,788             --          2,000          1,560         24,686          2,800            400

         2,293        113,305         34,625         88,957         21,916        152,704        257,262      5,727,259
           (51)          (128)          (148)          (275)          (275)          (558)        (1,201)          (788)
       (15,081)        (9,665)       (32,506)       (62,041)       (75,134)      (117,472)    (1,103,003)      (584,006)

       (41,618)       (23,031)       (34,252)      (126,422)       (63,928)       (63,492)      (633,366)      (101,908)
            --             --         (1,523)            --         (2,157)            --       (289,054)       (26,187)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

       (54,457)        86,269        (33,804)       (97,781)      (118,018)        (4,132)    (1,766,562)     5,014,770
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (158,684)        (7,552)      (196,954)      (236,076)      (344,992)      (259,759)    (2,538,633)     4,798,937

       260,275        267,827        534,992        771,068      1,210,516      1,470,275      4,798,937             --
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $   101,591    $   260,275    $   338,038    $   534,992    $   865,524    $ 1,210,516    $ 2,260,304    $ 4,798,937
   ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -29-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                               EQUITY INDEX PORTFOLIO -         FUNDAMENTAL VALUE
                                                   CLASS II SHARES                  PORTFOLIO                 MFS(R) BOND SERIES
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   -----------
OPERATIONS:
  Net investment income (loss) ............   $     1,211    $    (6,062)   $       131    $       (69)   $   151,957   $   142,502
  Realized gain (loss) ....................       (68,129)       (39,137)         1,195          3,348         22,914        14,400
  Change in unrealized gain (loss)
    on investments ........................       (79,019)       (84,791)       (25,673)        (5,062)        68,956        51,484
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........      (145,937)      (129,990)       (24,347)        (1,783)       243,827       208,386
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........         1,000         15,206          9,900             --          9,162         1,000
  Participant transfers from other
    funding options .......................         2,218        117,942         84,469         54,638        973,963     1,012,359
  Administrative charges ..................          (210)          (553)            --            (21)          (413)         (448)
  Contract surrenders .....................       (52,751)      (178,488)        (4,325)          (701)      (754,544)     (342,801)
  Participant transfers to other
    funding options .......................      (128,886)       (63,270)            --             --       (583,681)     (243,749)
  Other payments to participants ..........            --             --             --             --        (93,222)      (26,366)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (178,629)      (109,163)        90,044         53,916       (448,735)      399,995
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets      (324,566)      (239,153)        65,697         52,133       (204,908)      608,381

NET ASSETS:
    Beginning of year .....................       729,589        968,742         52,133             --      3,172,164     2,563,783
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $   405,023    $   729,589    $   117,830    $    52,133    $ 2,967,256   $ 3,172,164
                                              ===========    ===========    ===========    ===========    ===========   ===========

                        See Notes to Financial Statements

                                      -30-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

          MFS(R) EMERGING                   MFS(R) MONEY                                                MFS(R) STRATEGIC
           GROWTH SERIES                   MARKET SERIES              MFS(R) RESEARCH SERIES              INCOME SERIES
   ----------------------------    ----------------------------    ----------------------------    ----------------------------
       2002             2001           2002            2001            2002            2001            2002            2001
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $    (50,567)   $    (88,527)   $      7,675    $     72,584    $    (25,398)   $    (55,562)   $     12,014    $     11,227
     (1,213,527)        165,388              --              --        (557,803)        510,572          (3,536)         (1,075)

       (968,053)     (4,352,016)             --              --        (445,502)     (1,981,052)         16,566           4,411
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (2,232,147)     (4,275,155)          7,675          72,584      (1,028,703)     (1,526,042)         25,044          14,563
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          5,006         179,702              --         125,000           9,225          16,300           2,401             408

         45,458         105,671       3,427,946       3,235,364          14,485          96,682          15,292          28,471
           (947)         (1,378)           (274)           (327)           (814)           (966)            (45)            (77)
       (632,948)       (724,936)     (1,568,139)       (923,577)       (637,814)       (716,505)        (57,699)        (12,817)

       (807,848)     (1,384,122)     (1,524,313)     (1,220,176)       (360,516)       (374,010)       (104,445)         (9,225)
         (8,427)         (3,341)             --         (80,451)        (37,829)         (4,390)             --              --
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (1,399,706)     (1,828,404)        335,220       1,135,833      (1,013,263)       (982,889)       (144,496)          6,760
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (3,631,853)     (6,103,559)        342,895       1,208,417      (2,041,966)     (2,508,931)       (119,452)         21,323

      6,926,569      13,030,128       3,250,997       2,042,580       4,472,203       6,981,134         436,799         415,476
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $  3,294,716    $  6,926,569    $  3,593,892    $  3,250,997    $  2,430,237    $  4,472,203    $    317,347    $    436,799
   ============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                                      -31-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      MFS(R) TOTAL           TOTAL RETURN PORTFOLIO -     PUTNAM VT SMALL CAP VALUE
                                                     RETURN SERIES            ADMINISTRATIVE CLASS         FUND - CLASS IB SHARES
                                              --------------------------   ---------------------------    -------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   -----------
OPERATIONS:
  Net investment income (loss) ............   $    43,398    $    76,306    $     3,936    $       354    $      (361)  $      (116)
  Realized gain (loss) ....................        29,145        264,830          2,356          1,734            655            --
  Change in unrealized gain (loss)
    on investments ........................      (475,273)      (410,576)         5,624         (3,933)         2,101         1,046
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........      (402,730)       (69,440)        11,916         (1,845)         2,395           930
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        38,778         84,491             --             --             --            --
  Participant transfers from other
    funding options .......................       642,746      1,129,436        162,077         93,878         66,028        12,987
  Administrative charges ..................          (836)          (954)           (20)            --            (10)           (4)
  Contract surrenders .....................    (1,089,353)      (766,963)       (34,717)            --        (29,011)           --
  Participant transfers to other
    funding options .......................      (873,270)      (251,908)        (7,824)            --             --            --
  Other payments to participants ..........       (57,717)       (66,279)            --             --             --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (1,339,652)       127,823        119,516         93,878         37,007        12,983
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets    (1,742,382)        58,383        131,432         92,033         39,402        13,913

NET ASSETS:
    Beginning of year .....................     6,737,667      6,679,284         92,033             --         13,913            --
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $ 4,995,285    $ 6,737,667    $   223,465    $    92,033    $    53,315   $    13,913
                                              ===========    ===========    ===========    ===========    ===========   ===========

                        See Notes to Financial Statements

                                      -32-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                      HIGH YIELD BOND
     CAPITAL FUND - CLASS I            FUND - CLASS I           INVESTORS FUND - CLASS I     TOTAL RETURN FUND - CLASS I
   --------------------------    --------------------------    --------------------------    ---------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $   (14,937)   $   (11,677)   $    15,416    $    16,947    $    (3,927)   $   (11,477)   $      (180)   $     7,152
       (97,587)        29,064         (3,542)        (3,165)       (21,104)        29,354         (7,283)         1,034

      (361,858)       (27,937)         3,102         (4,241)      (390,985)      (132,533)       (63,464)       (25,439)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (474,382)       (10,550)        14,976          9,541       (416,016)      (114,656)       (70,927)       (17,253)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        12,208         72,040          6,000         17,640          1,782          8,393          1,782         64,579

       152,674        467,872         12,312         20,000         23,387        277,208         44,970        136,018
          (314)          (720)           (79)          (153)          (298)          (663)          (118)          (403)
      (162,592)       (30,831)       (21,405)       (36,667)       (37,287)       (29,043)       (35,467)       (45,824)

      (192,113)      (255,153)            --         (7,917)       (37,106)      (142,798)       (58,429)       (27,653)
        (4,941)       (31,044)        (5,290)            --         (4,716)        (9,855)        (5,058)            --
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (195,078)       222,164         (8,462)        (7,097)       (54,238)       103,242        (52,320)       126,717
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (669,460)       211,614          6,514          2,444       (470,254)       (11,414)      (123,247)       109,464

     1,733,036      1,521,422        264,636        262,192      1,719,963      1,731,377        858,736        749,272
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $ 1,063,576    $ 1,733,036    $   271,150    $   264,636    $ 1,249,709    $ 1,719,963    $   735,489    $   858,736
   ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -33-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                   SELECT SMALL         SMITH BARNEY GROWTH        SMITH BARNEY LARGE
                                                  CAP PORTFOLIO         AND INCOME PORTFOLIO       CAP CORE PORTFOLIO
                                              ---------------------    ----------------------    ----------------------
                                                 2002        2001         2002         2001         2002         2001
                                              ---------   ---------    ---------    ---------    ---------    ---------
OPERATIONS:
  Net investment income (loss) ............   $      --   $    (720)   $  (1,576)   $  (4,356)   $  (2,041)   $  (5,635)
  Realized gain (loss) ....................          --     (39,131)     (24,806)      (8,870)     (94,756)     (25,102)
  Change in unrealized gain (loss)
    on investments ........................          --      25,419      (34,822)     (27,501)      20,090      (40,610)
                                              ---------   ---------    ---------    ---------    ---------    ---------

    Net increase (decrease) in net assets
      resulting from operations ...........          --     (14,432)     (61,204)     (40,727)     (76,707)     (71,347)
                                              ---------   ---------    ---------    ---------    ---------    ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........          --         964        3,780        5,040        2,700        3,600
  Participant transfers from other
    funding options .......................          --      52,675        3,040        7,536        2,804       63,713
  Administrative charges ..................          --         (21)         (82)        (161)         (78)        (191)
  Contract surrenders .....................          --        (191)     (48,306)     (50,045)     (84,643)    (196,647)
  Participant transfers to other
    funding options .......................          --    (169,904)      (8,088)     (63,732)     (76,752)    (102,859)
  Other payments to participants ..........          --          --       (3,930)          --       (3,437)          --
                                              ---------   ---------    ---------    ---------    ---------    ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          --    (116,477)     (53,586)    (101,362)    (159,406)    (232,384)
                                              ---------   ---------    ---------    ---------    ---------    ---------

      Net increase (decrease) in net assets          --    (130,909)    (114,790)    (142,089)    (236,113)    (303,731)

NET ASSETS:
    Beginning of year .....................          --     130,909      277,119      419,208      314,187      617,918
                                              ---------   ---------    ---------    ---------    ---------    ---------
    End of year ...........................   $      --   $      --    $ 162,329    $ 277,119    $  78,074    $ 314,187
                                              =========   =========    =========    =========    =========    =========

                        See Notes to Financial Statements

                                      -34-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

SMITH BARNEY PREMIER SELECTIONS         SMITH BARNEY
    ALL CAP GROWTH PORTFOLIO        GOVERNMENT PORTFOLIO        EQUITY INCOME PORTFOLIO          LARGE CAP PORTFOLIO
-------------------------------  --------------------------    --------------------------    --------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $    (2,787)   $    (3,955)   $       147    $      (848)   $      (129)   $       (74)   $   (26,978)   $   (35,039)
       (32,277)          (717)         3,005            887           (842)          (119)      (353,265)      (144,274)

       (41,019)       (46,356)          (255)         2,694         (8,112)        (3,655)      (415,464)      (616,582)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

       (76,083)       (51,028)         2,897          2,733         (9,083)        (3,848)      (795,707)      (795,895)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         1,080          1,440             --             --            500         26,744         54,800        107,790

        19,394         54,654          4,860          2,913         13,771          9,651         64,884        191,980
           (49)          (139)            (2)           (45)           (35)           (30)          (672)        (2,036)
       (26,948)       (95,388)        (4,845)            --         (2,783)        (2,530)      (199,230)      (181,805)

       (34,490)       (33,970)       (22,938)       (23,660)            --             --       (222,514)      (335,068)
        (4,002)            --             --             --             --             --        (10,136)        (6,252)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

       (45,015)       (73,403)       (22,925)       (20,792)        11,453         33,835       (312,868)      (225,391)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (121,098)      (124,431)       (20,028)       (18,059)         2,370         29,987     (1,108,575)    (1,021,286)

       259,310        383,741         54,106         72,165         47,066         17,079      3,429,022      4,450,308
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $   138,212    $   259,310    $    34,078    $    54,106    $    49,436    $    47,066    $ 2,320,447    $ 3,429,022
   ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -35-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     MFS EMERGING                  MFS MID CAP
                                                   GROWTH PORTFOLIO              GROWTH PORTFOLIO          MFS RESEARCH PORTFOLIO
                                              --------------------------    --------------------------   --------------------------
                                                  2002           2001           2002           2001          2002           2001
                                              -----------    -----------    -----------    -----------   -----------    -----------
OPERATIONS:
  Net investment income (loss) ............   $    (4,928)   $    (5,833)   $   (17,169)   $   (29,068)  $    (5,534)   $   (13,208)
  Realized gain (loss) ....................       (55,457)        75,317       (206,529)       381,276      (110,160)        (1,028)
  Change in unrealized gain (loss)
    on investments ........................       (99,702)      (261,231)      (688,319)      (981,057)      (95,423)      (269,079)
                                              -----------    -----------    -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations ...........      (160,087)      (191,747)      (912,017)      (628,849)     (211,117)      (283,315)
                                              -----------    -----------    -----------    -----------   -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           464         36,033         29,360         65,543            --        167,533
  Participant transfers from other
    funding options .......................        30,282        230,005         66,542        225,846         4,470        169,979
  Administrative charges ..................           (72)          (177)          (364)          (890)         (158)          (380)
  Contract surrenders .....................       (14,220)       (32,493)       (68,570)      (192,997)      (16,711)       (24,903)
  Participant transfers to other
    funding options .......................       (22,606)       (17,950)       (64,483)      (120,051)      (58,789)      (245,424)
  Other payments to participants ..........            --         (4,846)        (2,923)        (6,063)       (5,984)       (76,935)
                                              -----------    -----------    -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        (6,152)       210,572        (40,438)       (28,612)      (77,172)       (10,130)
                                              -----------    -----------    -----------    -----------   -----------    -----------

      Net increase (decrease) in net assets      (166,239)        18,825       (952,455)      (657,461)     (288,289)      (293,445)

NET ASSETS:
    Beginning of year .....................       441,487        422,662      1,838,276      2,495,737       821,456      1,114,901
                                              -----------    -----------    -----------    -----------   -----------    -----------
    End of year ...........................   $   275,248    $   441,487    $   885,821    $ 1,838,276   $   533,167    $   821,456
                                              ===========    ===========    ===========    ===========   ===========    ===========

                        See Notes to Financial Statements

                                      -36-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

       TRAVELERS QUALITY                 AIM CAPITAL                   MFS TOTAL                 PUTNAM DIVERSIFIED
         BOND PORTFOLIO             APPRECIATION PORTFOLIO          RETURN PORTFOLIO              INCOME PORTFOLIO
   --------------------------    --------------------------    --------------------------    --------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $    51,015    $    14,845    $   (19,023)   $   (25,421)   $    60,462    $    25,978    $   170,797    $    51,692
        15,418         18,241       (240,174)       322,810         47,102         77,454         (7,153)        (2,626)

       (30,752)        13,391       (145,143)      (862,019)      (208,476)      (130,078)      (129,136)       (27,250)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        35,681         46,477       (404,340)      (564,630)      (100,912)       (26,646)        34,508         21,816
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

            --         98,057          3,000         52,608            464        132,944            520         22,344

       197,883        123,670         22,860        346,632         67,722        133,994         28,798         59,349
          (137)          (340)          (470)        (1,109)          (551)        (1,042)          (144)          (388)
       (87,325)       (50,820)       (87,894)       (94,080)      (162,318)      (134,502)       (64,574)       (65,038)

       (27,015)      (124,125)      (130,941)      (175,960)      (105,798)      (132,841)        (9,247)            --
       (18,301)       (70,360)        (4,045)       (26,826)       (23,007)      (116,100)       (17,207)            --
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        65,105        (23,918)      (197,490)       101,265       (223,488)      (117,547)       (61,854)        16,267
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

       100,786         22,559       (601,830)      (463,365)      (324,400)      (144,193)       (27,346)        38,083

       743,038        720,479      1,669,573      2,132,938      1,623,413      1,767,606        818,598        780,515
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $   843,824    $   743,038    $ 1,067,743    $ 1,669,573    $ 1,299,013    $ 1,623,413    $   791,252    $   818,598
   ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -37-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                SMITH BARNEY AGGRESSIVE         SMITH BARNEY LARGE         COMSTOCK PORTFOLIO -
                                                   GROWTH PORTFOLIO             CAP VALUE PORTFOLIO          CLASS II SHARES
                                              --------------------------    --------------------------    ----------------------
                                                  2002           2001           2002           2001           2002         2001
                                              -----------    -----------    -----------    -----------    -----------    -------
OPERATIONS:
  Net investment income (loss) ............   $   (18,762)   $   (15,041)   $       282    $       (36)   $      (109)   $    --
  Realized gain (loss) ....................      (220,659)        (3,750)           (20)            --              4         --
  Change in unrealized gain (loss)
    on investments ........................      (601,328)       (47,703)        (3,635)           405          1,124         --
                                              -----------    -----------    -----------    -----------    -----------    -------

    Net increase (decrease) in net assets
      resulting from operations ...........      (840,749)       (66,494)        (3,373)           369          1,019         --
                                              -----------    -----------    -----------    -----------    -----------    -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        12,648         20,968             --             --             --         --
  Participant transfers from other
    funding options .......................       443,859      2,483,378             --         12,378         16,865         --
  Administrative charges ..................        (1,131)          (652)            --             --             --         --
  Contract surrenders .....................      (248,898)      (125,082)            --             --             --         --
  Participant transfers to other
    funding options .......................      (185,866)        (3,700)            --             --             --         --
  Other payments to participants ..........        (7,780)       (33,701)            --             --             --         --
                                              -----------    -----------    -----------    -----------    -----------    -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        12,832      2,341,211             --         12,378         16,865         --
                                              -----------    -----------    -----------    -----------    -----------    -------

      Net increase (decrease) in net assets      (827,917)     2,274,717         (3,373)        12,747         17,884         --

NET ASSETS:
    Beginning of year .....................     2,274,717             --         12,747             --             --         --
                                              -----------    -----------    -----------    -----------    -----------    -------
    End of year ...........................   $ 1,446,800    $ 2,274,717    $     9,374    $    12,747    $    17,884    $    --
                                              ===========    ===========    ===========    ===========    ===========    =======

                        See Notes to Financial Statements

                                      -38-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

   EMERGING GROWTH PORTFOLIO -         CITISELECT(R) VIP              CITISELECT(R) VIP                CITISELECT(R) VIP
        CLASS II SHARES             FOLIO 200 CONSERVATIVE           FOLIO 300 BALANCED                FOLIO 400 GROWTH
   ---------------------------   ----------------------------    ----------------------------    ----------------------------
       2002           2001             2002           2001             2002           2001             2002           2001
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------
   $       (30)   $       (16)   $           --   $   149,991    $           --   $   148,698    $           --   $    41,460
            (9)            (3)               --      (261,978)               --      (340,841)               --      (155,037)

          (848)          (149)               --        63,561                --        32,871                --         4,084
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------

          (887)          (168)               --       (48,426)               --      (159,272)               --      (109,493)
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------

            --             --                --         9,990                --        27,317                --         5,393

            --          2,809                --        15,506                --         1,950                --            --
            --             (3)               --          (332)               --          (293)               --          (305)
            --             --                --       (47,110)               --      (276,677)               --       (14,113)

            --             --                --    (2,452,239)               --    (3,158,949)               --    (1,552,351)
            --             --                --            --                --            --                --            --
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------

            --          2,806                --    (2,474,185)               --    (3,406,652)               --    (1,561,376)
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------

          (887)         2,638                --    (2,522,611)               --    (3,565,924)               --    (1,670,869)

         2,638             --                --     2,522,611                --     3,565,924                --     1,670,869
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------
   $     1,751    $     2,638    $           --   $        --    $           --   $        --    $           --   $        --
   ===========    ===========    ==============   ===========    ==============   ===========    ==============   ===========

                        See Notes to Financial Statements

                                      -39-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                  CITISELECT(R) VIP         SMITH BARNEY SMALL CAP             EQUITY INCOME
                                                FOLIO 500 GROWTH PLUS   GROWTH OPPORTUNITIES PORTFOLIO   PORTFOLIO - INITIAL CLASS
                                              ------------------------  ------------------------------  --------------------------
                                                 2002          2001           2002           2001           2002           2001
                                              ----------   -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ............   $       --   $    10,917    $   (11,184)   $   (12,020)   $    59,185    $    67,128
  Realized gain (loss) ....................           --       (86,352)      (159,013)       117,195       (310,829)       337,746
  Change in unrealized gain (loss)
    on investments ........................           --        13,112       (152,282)      (292,078)    (1,162,289)    (1,021,094)
                                              ----------   -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations ...........           --       (62,323)      (322,479)      (186,903)    (1,413,933)      (616,220)
                                              ----------   -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           --         3,052          2,160        115,784          4,429        214,702
  Participant transfers from other
    funding options .......................           --         2,168        162,605        296,462        401,200        378,913
  Administrative charges ..................           --          (182)          (228)          (283)        (1,260)        (1,447)
  Contract surrenders .....................           --       (35,730)      (158,377)       (49,024)    (1,072,696)    (1,073,882)
  Participant transfers to other
    funding options .......................           --      (615,443)      (127,315)       (35,625)      (782,465)      (398,647)
  Other payments to participants ..........           --            --         (3,728)            --       (117,693)       (30,061)
                                              ----------   -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           --      (646,135)      (124,883)       327,314     (1,568,485)      (910,422)
                                              ----------   -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets           --      (708,458)      (447,362)       140,411     (2,982,418)    (1,526,642)

NET ASSETS:
    Beginning of year .....................           --       708,458      1,170,649      1,030,238      8,363,753      9,890,395
                                              ----------   -----------    -----------    -----------    -----------    -----------
    End of year ...........................   $       --   $        --    $   723,287    $ 1,170,649    $ 5,381,335    $ 8,363,753
                                              ==========   ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -40-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

         GROWTH PORTFOLIO -                 HIGH INCOME                OVERSEAS PORTFOLIO -         CONTRAFUND(R) PORTFOLIO -
           INITIAL CLASS             PORTFOLIO - INITIAL CLASS            INITIAL CLASS                   INITIAL CLASS
   ----------------------------    ----------------------------    ----------------------------    ----------------------------
       2002            2001            2002            2001            2002            2001            2002            2001
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $    (43,063)   $    (88,642)   $    196,524    $    353,561    $     (2,640)   $     97,962    $    (10,179)   $    (15,794)
     (1,241,050)         54,947        (468,670)       (475,521)       (208,375)        (40,817)       (454,542)         14,590

       (821,017)     (2,005,396)        299,096        (224,074)       (104,225)       (629,330)       (281,423)     (1,422,739)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (2,105,130)     (2,039,091)         26,950        (346,034)       (315,240)       (572,185)       (746,144)     (1,423,943)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          2,802         295,351              79           7,314           4,028          80,321          10,431          20,035

         56,404         342,710         179,322          93,651           1,549          16,675          95,999         180,118
         (1,371)         (1,613)           (347)           (382)           (226)           (256)         (1,429)         (1,598)
       (903,666)     (1,075,882)       (264,497)       (374,858)       (152,311)       (320,936)       (997,767)     (1,184,219)

       (816,393)     (1,211,326)       (242,226)       (400,883)       (129,128)       (184,387)       (869,477)       (586,166)
        (67,658)        (64,125)        (90,484)        (25,348)         (7,838)         (5,395)        (42,702)        (18,943)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (1,729,882)     (1,714,885)       (418,153)       (700,506)       (283,926)       (413,978)     (1,804,945)     (1,590,773)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (3,835,012)     (3,753,976)       (391,203)     (1,046,540)       (599,166)       (986,163)     (2,551,089)     (3,014,716)

      7,432,847      11,186,823       2,091,137       3,137,677       1,647,457       2,633,620       8,098,921      11,113,637
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $  3,597,835    $  7,432,847    $  1,699,934    $  2,091,137    $  1,048,291    $  1,647,457    $  5,547,832    $  8,098,921
   ============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                                      -41-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                              CONTRAFUND(R) PORTFOLIO -      INDEX 500 PORTFOLIO -      DYNAMIC CAPITAL APPRECIATION
                                                   SERVICE CLASS 2               INITIAL CLASS           PORTFOLIO - SERVICE CLASS 2
                                             --------------------------   ----------------------------  ----------------------------
                                                 2002          2001           2002            2001            2002          2001
                                             ------------   -----------   ------------    ------------    ------------    --------
OPERATIONS:
  Net investment income (loss) ............  $     (1,611)  $    (1,381)  $     38,282    $     28,810    $         (3)   $     --
  Realized gain (loss) ....................       (11,384)          243       (800,096)        (56,589)             --          --
  Change in unrealized gain (loss)
    on investments ........................       (12,170)      (25,972)    (1,927,663)     (1,984,573)            (36)         --
                                             ------------   -----------   ------------    ------------    ------------    --------

    Net increase (decrease) in net assets
      resulting from operations ...........       (25,165)      (27,110)    (2,689,477)     (2,012,352)            (39)         --
                                             ------------   -----------   ------------    ------------    ------------    --------

UNIT TRANSACTIONS:
  Participant purchase payments ...........         3,794         7,559          6,094         377,684              --          --
  Participant transfers from other
    funding options .......................        84,816        56,057        258,126         373,217             665          --
  Administrative charges ..................          (145)         (155)        (2,634)         (3,412)             --          --
  Contract surrenders .....................        (9,548)       (9,178)    (1,174,997)     (1,169,603)             --          --
  Participant transfers to other
    funding options .......................       (34,400)           --     (1,424,270)     (1,199,661)             --          --
  Other payments to participants ..........            --            --        (29,160)       (132,379)             --          --
                                             ------------   -----------   ------------    ------------    ------------    --------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        44,517        54,283     (2,366,841)     (1,754,154)            665          --
                                             ------------   -----------   ------------    ------------    ------------    --------

      Net increase (decrease) in net assets        19,352        27,173     (5,056,318)     (3,766,506)            626          --

NET ASSETS:
    Beginning of year .....................       204,256       177,083     12,139,214      15,905,720              --          --
                                             ------------   -----------   ------------    ------------    ------------    --------
    End of year ...........................  $    223,608   $   204,256   $  7,082,896    $ 12,139,214    $        626    $     --
                                             ============   ===========   ============    ============    ============    ========

                        See Notes to Financial Statements

                                      -42-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

              COMBINED
   ------------------------------
        2002             2001
   -------------    -------------
   $     604,893    $     768,705
     (10,043,271)         652,172

     (13,460,586)     (25,458,557)
   -------------    -------------

     (22,898,964)     (24,037,680)
   -------------    -------------

         291,977        3,484,282

       9,338,398       21,045,283
         (23,365)         (33,317)
     (15,208,108)     (14,275,944)

     (13,727,093)     (21,016,509)
      (1,196,100)      (1,268,002)
   -------------    -------------

     (20,524,291)     (12,064,207)
   -------------    -------------

     (43,423,255)     (36,101,887)

     123,643,810      159,745,697
   -------------    -------------
   $  80,220,555    $ 123,643,810
   =============    =============

                        See Notes to Financial Statements

                                      -43-

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

Citicorp Life Variable Annuity Separate Account  ("Separate  Account CLIC") is a
separate account of Citicorp Life Insurance Company ("the Company"), an indirect subsidiary  of Citigroup  Inc.,  and is available for funding  certain  variable annuity  contracts  issued by the Company.  Separate  Account CLIC is registered under the  Investment  Company  Act of 1940,  as amended,  as a unit  investment trust.  Separate  Account CLIC includes the  CitiVariable  Annuity and CitiElite
Annuity products.

Participant  purchase  payments applied to Separate Account CLIC are invested in one or more  sub-accounts  in accordance with the selection made by the contract owner. As of December 31, 2002,  investments  comprising  Separate  Account CLIC were:

     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Balanced Fund - Series I *
         AIM V.I. Capital Appreciation Fund - Series I
         AIM V.I. Core Equity Fund - Series I (Formerly AIM V.I. Growth and
           Income Fund)
         AIM V.I. Government Securities Fund - Series I
         AIM V.I. Growth Fund - Series I
         AIM V.I. International Growth Fund - Series I (Formerly AIM V.I.
           International Equity Fund)
         AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
     Alliance Variable Product Series Fund, Inc., Maryland business trust
         Growth & Income Portfolio - Class B
         Premier Growth Portfolio - Class B
         Technology Portfolio - Class B
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2
         Templeton Foreign Securities Fund - Class 2 (Formerly Templeton
           International Securities Fund - Class 2)
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     MFS Variable Insurance Trust, Massachusetts business trust
         MFS(R) Bond Series
         MFS(R) Emerging Growth Series
         MFS(R) Money Market Series
         MFS(R) Research Series
         MFS(R) Strategic Income Series
         MFS(R) Total Return Series
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class (Formerly Total Return
           Bond Portfolio)
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Growth Fund - Class IB Shares *
         Putnam VT Small Cap Value Fund - Class IB Shares
         Putnam VT Voyager II Fund - Class IB Shares *
     Salomon Brothers Variable Series Fund Inc., Maryland business trust,
       Affiliate of The Company
         Capital Fund - Class I (Formerly Capital Fund)
         High Yield Bond Fund - Class I (Formerly High Yield Bond Fund)
         Investors Fund - Class I (Formerly Investors Fund)
         Total Return Fund - Class I (Formerly Total Return Fund)
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Growth and Income Portfolio
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
         Smith Barney Government Portfolio

                                      -44-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Equity Income Portfolio
         Large Cap Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Research Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Putnam Diversified Income Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney International All Cap Growth Portfolio *
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio *
         Smith Barney Mid Cap Core Portfolio *
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
         Overseas Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class 2
         Index 500 Portfolio - Initial Class
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic  Capital  Appreciation  Portfolio - Service Class 2 (Formerly
           Fidelity VIP Dynamic Capital  Appreciation  Portfolio - Service
             Class 2)

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 200 Conservative of Variable  Annuity  Portfolios  were combined into  Appreciation  Portfolio of
Greenwich Street Series Fund. At the effective date,  Separate Account CLIC held
254,256 shares of CitiSelect(R) VIP Folio 200 Conservative having a market value of $2,403,298, which were exchanged for 105,919 shares of Appreciation Portfolio equal in value.

Effective April 20, 2001, the assets of CitiSelect(R)  VIP Folio 300 Balanced of
Variable  Annuity  Portfolios  were  combined  into  Appreciation  Portfolio  of
Greenwich Street Series Fund. At the effective date,  Separate Account CLIC held
321,533 shares of CitiSelect(R)  VIP Folio 300 Balanced having a market value of
$3,005,862,  which were exchanged for 132,475 shares of  Appreciation  Portfolio equal in value.

                                      -45-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Effective  April 20, 2001, the assets of  CitiSelect(R)  VIP Folio 400 Growth of
Variable Annuity  Portfolios were combined into Smith Barney  Aggressive  Growth
Portfolio of Travelers Series Fund Inc. At the effective date,  Separate Account
CLIC held 163,095 shares of  CitiSelect(R)  VIP Folio 400 Growth having a market value of  $1,504,049,  which were  exchanged for 109,465  shares of Smith Barney
Aggressive Growth Portfolio equal in value.

Effective April 20, 2001, the assets of CitiSelect(R)  VIP Folio 500 Growth Plus of Variable Annuity Portfolios were combined into Smith Barney Aggressive Growth
Portfolio of Travelers Series Fund Inc. At the effective date,  Separate Account
CLIC held  79,680  shares of  CitiSelect(R)  VIP Folio 500 Growth  Plus having a market value of $588,173, which were exchanged for 42,807 shares of Smith Barney
Aggressive Growth Portfolio equal in value.

Effective  April 27, 2001,  the assets of Select Small Cap  Portfolio of Concert
Investment Series (currently Smith Barney Investment  Series) were combined into
Smith  Barney  Small Cap Growth  Opportunities  Portfolio  of  Variable  Annuity
Portfolios.  At the effective date,  Separate Account CLIC held 18,681 shares of
Select  Small  Cap  Portfolio  having a market  value of  $169,904,  which  were exchanged  for 17,127  shares of Smith  Barney  Small Cap  Growth  Opportunities
Portfolio equal in value.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  CLIC  in  the  preparation  of  its  financial
statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account CLIC form a part of the total operations of the Company and are not taxed  separately.  Separate Account
CLIC is taxed as a life  insurance  company  under the Internal  Revenue Code of
1986, as amended (the "Code").  Under existing  federal income tax law, no taxes are payable on the investment income of Separate Account CLIC.  Separate Account
CLIC is not taxed as a "regulated  investment company" under Subchapter M of the
Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Separate  Account CLIC  adopted the  financial highlights disclosure  recommended by the American Institute of Certified Public
Accountants  Audit Guide for Investment  Companies  ("AICPA  Guide").  The AICPA
Guide allows for the  prospective  application  of this  disclosure,  which will ultimately  display a five period.  It is  comprised of the units,  unit values, investment income ratio,  expense ratios and total returns for each sub-account.
Since each sub-account offers multiple contract charges,  certain information is provided in the form of a range. The range  information may reflect varying time periods  if  assets  did not  exist  with all  contract  charge  options  of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

2.  INVESTMENTS

The aggregate  costs of purchases and proceeds  from sales of  investments  were
$10,774,642 and $30,365,202, respectively, for the year ended December 31, 2002.
Realized  gains and losses  from  investment  transactions  are  reported  on an average cost basis.  The cost of investments in eligible funds was  $116,518,150 at December 31, 2002.  Gross  unrealized  appreciation  for all  investments  at
December  31,  2002  was  $387,930.   Gross  unrealized   depreciation  for  all
investments at December 31, 2002 was $36,677,587.

3.  CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by the company.  Each  business  day, the company  deducts a mortality and expense risk charge which is reflected in the  calculation of  accumulation  and annuity unit values.  For the CitiVariable  Annuity  contracts issued on or after February 1,
1999, this charge equals,  on an annual basis,  1.25% of the amount held in each funding  option  (Price I in note 4).  For the  CitiVariable  Annuity  Contracts issued prior to February 1, 1999, this charge equals, on an annual basis,  0.84%
of the  amount  held in each  funding  option  (Price  II in  note  4).  For the
CitiElite  annuity products this charge equals,  on an annual basis 1.25% of the amount held in each funding option (Price III in note 4).

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity  unit  values.  This charge  equals,  on an annual  basis,  0.15% of the amounts held in each funding option.

For the CitiVariable Annuity contracts in the accumulation phase with a contract value less than $25,000,  an annual charge of $30 (prorated for partial periods)
is deducted from  participant  account balances and paid to the Company to cover contract  administrative  charges.  For the CitiElite  Annuity  contracts in the accumulation  phase,  an annual charge of $30 (prorated for partial  periods) is deducted  from  participant  account  balances  and paid to the Company to cover contract administrative charges.

No sales charge is deducted  from  participant  purchase  payments when they are received.  However,  for the CitiVariable Annuity product, the Company generally assesses  a  contingent  deferred  sales  charge of up to 7% if a  participant's purchase  payment is surrendered  within five years of its payment date. For the
CitiElite Annuity product the Company generally  assesses a contingent  deferred sales  charge of up to 7% if a  participant's  purchase  payment is  surrendered within seven years of its payment  date.  Contract  surrender  payments  include
$235,965 and $425,555 of contingent  deferred  sales charges for the years ended
December 31, 2002 and 2001, respectively.

                                      -47-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY

                                                                                 DECEMBER 31, 2002
                                                                    ----------------------------------------------
                                                                    ACCUMULATION        UNIT
                                                                        UNITS           VALUE           NET ASSETS
                                                                    ------------        ------          ----------
High Yield Bond Trust
    Price II .............................................           1,328,425          $1.098          $1,458,122

Money Market Portfolio
    Price II .............................................             209,839           1.094             229,725

AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Fund - Series I
    Price I ..............................................             152,517           1.384             211,044
    Price II .............................................           1,769,985           1.416           2,505,296
  AIM V.I. Core Equity Fund - Series I
    Price I ..............................................             322,652           1.050             338,626
    Price II .............................................           2,212,453           1.074           2,375,149
  AIM V.I. Government Securities Fund - Series I
    Price I ..............................................             585,609           1.354             792,834
    Price II .............................................           1,471,803           1.376           2,024,794
  AIM V.I. Growth Fund - Series I
    Price I ..............................................             178,208           0.740             131,894
    Price II .............................................             832,370           0.757             630,149
  AIM V.I. International Growth Fund - Series I
    Price I ..............................................             235,429           0.827             194,729
    Price II .............................................           2,965,425           0.846           2,508,927
  AIM V.I. Premier Equity Fund - Series I
    Price I ..............................................             782,812           0.989             774,023
    Price II .............................................           4,948,845           1.011           5,005,239
    Price III ............................................             899,769           0.480             431,959

Alliance Variable Product Series Fund, Inc.
  Growth & Income Portfolio - Class B
    Price I ..............................................                  --           0.716                  --
    Price II .............................................                  --           0.721                  --
    Price III ............................................              85,360           0.716              61,123
  Premier Growth Portfolio - Class B
    Price I ..............................................                  --           0.593                  --
    Price II .............................................                  --           0.597                  --
    Price III ............................................               5,192           0.593               3,078
  Technology Portfolio - Class B .........................             371,100           0.274             101,591

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2
    Price III ............................................             434,324           0.777             338,038
  Templeton Foreign Securities Fund - Class 2
    Price III ............................................           1,168,470           0.740             865,524

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                 DECEMBER 31, 2002
                                                                    ----------------------------------------------
                                                                    ACCUMULATION        UNIT
                                                                        UNITS           VALUE           NET ASSETS
                                                                    ------------        ------          ----------
Greenwich Street Series Fund
  Appreciation Portfolio
    Price I ..............................................              51,793          $0.808          $   41,846
    Price II .............................................           2,603,636           0.814           2,119,225
    Price III ............................................             122,822           0.808              99,233
  Equity Index Portfolio - Class II Shares
    Price III ............................................             192,036           2.109             405,023
  Fundamental Value Portfolio
    Price I ..............................................                  --           0.719                  --
    Price II .............................................                  --           0.724                  --
    Price III ............................................             163,806           0.719             117,830

MFS Variable Insurance Trust
  MFS(R) Bond Series
    Price I ..............................................             447,982           1.371             614,412
    Price II .............................................           1,688,226           1.394           2,352,844
  MFS(R) Emerging Growth Series
    Price I ..............................................             497,682           0.910             452,954
    Price II .............................................           3,052,439           0.931           2,841,762
  MFS(R) Money Market Series
    Price I ..............................................             351,423           1.251             439,732
    Price II .............................................           2,480,723           1.271           3,154,160
  MFS(R) Research Series
    Price I ..............................................             284,629           0.927             263,722
    Price II .............................................           2,285,938           0.948           2,166,515
  MFS(R) Strategic Income Series
    Price I ..............................................               8,802           1.285              11,311
    Price II .............................................             234,366           1.306             306,036
  MFS(R) Total Return Series
    Price I ..............................................             545,700           1.391             759,176
    Price II .............................................           2,996,528           1.414           4,236,109

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Price I ..............................................                  --           1.135                  --
    Price II .............................................                  --           1.142                  --
    Price III ............................................             196,940           1.135             223,465

Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares
    Price I ..............................................                  --           0.888                  --
    Price II .............................................                  --           0.894                  --
    Price III ............................................              60,072           0.888              53,315

Salomon Brothers Variable Series Fund Inc.
  Capital Fund - Class I
    Price III ............................................           1,106,496           0.961           1,063,576
    High Yield Bond Fund - Class I
    Price III ............................................             244,264           1.110             271,150
    Investors Fund - Class I
    Price III ............................................           1,512,898           0.826           1,249,709
    Total Return Fund - Class I
    Price III ............................................             788,202           0.933             735,489

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                 DECEMBER 31, 2002
                                                                    ----------------------------------------------
                                                                    ACCUMULATION        UNIT
                                                                        UNITS           VALUE           NET ASSETS
                                                                    ------------        ------          ----------
Smith Barney Investment Series
  Smith Barney Growth and Income Portfolio
    Price III ............................................             242,320          $0.670          $  162,329
  Smith Barney Large Cap Core Portfolio
    Price III ............................................             114,874           0.680              78,074
  Smith Barney Premier Selections All Cap Growth Portfolio
    Price III ............................................             163,550           0.845             138,212
  Smith Barney Government Portfolio
    Price III ............................................              27,604           1.234              34,078

The Travelers Series Trust
  Equity Income Portfolio
    Price III ............................................              58,089           0.851              49,436
  Large Cap Portfolio
    Price III ............................................           3,618,271           0.641           2,320,447
  MFS Emerging Growth Portfolio
    Price III ............................................             833,192           0.330             275,248
  MFS Mid Cap Growth Portfolio
    Price III ............................................           1,377,450           0.643             885,821
  MFS Research Portfolio
    Price III ............................................             841,165           0.634             533,167
  Travelers Quality Bond Portfolio
    Price III ............................................             721,118           1.170             843,824

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Price III ............................................           1,537,693           0.695           1,067,743
  MFS Total Return Portfolio
    Price III ............................................           1,242,739           1.046           1,299,013
  Putnam Diversified Income Portfolio
    Price III ............................................             744,612           1.063             791,252
  Smith Barney Aggressive Growth Portfolio
    Price I ..............................................              57,905           0.692              40,091
    Price II .............................................           1,858,245           0.698           1,296,151
    Price III ............................................             159,682           0.692             110,558
  Smith Barney Large Cap Value Portfolio
    Price I ..............................................                  --           0.674                  --
    Price II .............................................                  --           0.679                  --
    Price III ............................................              13,899           0.674               9,374

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Price I ..............................................                  --           0.732                  --
    Price II .............................................                  --           0.737                  --
    Price III ............................................              24,421           0.732              17,884
  Emerging Growth Portfolio - Class II Shares
    Price I ..............................................                  --           0.546                  --
    Price II .............................................                  --           0.550                  --
    Price III ............................................               3,211           0.546               1,751

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                 DECEMBER 31, 2002
                                                                    ----------------------------------------------
                                                                    ACCUMULATION        UNIT
                                                                        UNITS           VALUE           NET ASSETS
                                                                    ------------        ------          ----------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Price I ..............................................              15,382          $0.925         $    14,229
    Price II .............................................             481,087           0.946             455,183
    Price III ............................................             269,352           0.943             253,875

Variable Insurance Products Fund
  Equity Income Portfolio - Initial Class
    Price I ..............................................             523,960           1.148             601,653
    Price II .............................................           4,069,294           1.175           4,779,682
  Growth Portfolio - Initial Class
    Price I ..............................................             614,123           1.644           1,009,765
    Price II .............................................           1,538,795           1.682           2,588,070
  High Income Portfolio - Initial Class
    Price I ..............................................             476,782           0.780             371,717
    Price II .............................................           1,676,506           0.792           1,328,217
  Overseas Portfolio - Initial Class
    Price I ..............................................             115,938           0.825              95,693
    Price II .............................................           1,128,317           0.844             952,598

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Initial Class
    Price I ..............................................             702,291           1.348             946,847
    Price II .............................................           3,336,241           1.379           4,600,985
  Contrafund(R) Portfolio - Service Class 2
    Price II .............................................             310,773           0.720             223,608
  Index 500 Portfolio - Initial Class
    Price I ..............................................             689,854           1.101             759,454
    Price II .............................................           5,615,375           1.126           6,323,442

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Price I ..............................................                  --           0.788                  --
    Price II .............................................                  --           0.793                  --
    Price III ............................................                 794           0.788                 626
                                                                                                       -----------

Net Contract Owners' Equity ..............................                                             $80,220,555
                                                                                                       ===========

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS                                                     FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                      --------------------------------------------------------
INVESTMENTS                                                              NO. OF        MARKET         COST OF        PROCEEDS
                                                                         SHARES         VALUE        PURCHASES      FROM SALES
                                                                      -----------    -----------    -----------    -----------
HIGH YIELD BOND TRUST (1.8%)
    Total (Cost $1,631,499)                                               179,821    $ 1,458,346    $   226,271    $   180,740
                                                                      -----------    -----------    -----------    -----------

MONEY MARKET PORTFOLIO (0.3%)
    Total (Cost $229,522)                                                 229,522        229,522         47,613        316,135
                                                                      -----------    -----------    -----------    -----------

AIM VARIABLE INSURANCE FUNDS (22.3%)
  AIM V.I. Capital Appreciation Fund - Series I (Cost $4,392,244)         165,347      2,716,645         66,609        925,588
  AIM V.I. Core Equity Fund - Series I (Cost $3,940,879)                  159,746      2,714,082        122,389        998,741
  AIM V.I. Government Securities Fund - Series I (Cost $2,600,159)        227,255      2,817,966        570,633        672,279
  AIM V.I. Growth Fund - Series I (Cost $1,774,771)                        67,445        762,131         14,693        226,627
  AIM V.I. International Growth Fund - Series I (Cost $4,450,699)         216,490      2,703,955         40,216        806,041
  AIM V.I. Premier Equity Fund - Series I (Cost $10,384,561)              382,981      6,211,948        174,110      2,099,483
                                                                      -----------    -----------    -----------    -----------
    Total (Cost $27,543,313)                                            1,219,264     17,926,727        988,650      5,728,759
                                                                      -----------    -----------    -----------    -----------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.2%)
  Growth & Income Portfolio - Class B (Cost $73,031)                        3,707         61,132         63,336            534
  Premier Growth Portfolio - Class B (Cost $3,618)                            178          3,079          3,646             24
  Technology Portfolio - Class B (Cost $288,542)                           10,181        101,607          1,962         58,832
                                                                      -----------    -----------    -----------    -----------
    Total (Cost $365,191)                                                  14,066        165,818         68,944         59,390
                                                                      -----------    -----------    -----------    -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.5%)
  Franklin Small Cap Fund - Class 2 (Cost $620,369)                        26,582        337,596         34,393         73,161
  Templeton Foreign Securities Fund - Class 2 (Cost $1,620,316)            91,802        864,772         31,335        146,823
                                                                      -----------    -----------    -----------    -----------
    Total (Cost $2,240,685)                                               118,384      1,202,368         65,728        219,984
                                                                      -----------    -----------    -----------    -----------

GREENWICH STREET SERIES FUND (3.5%)
  Appreciation Portfolio (Cost $2,886,789)                                128,587      2,260,554        197,381      1,958,544
  Equity Index Portfolio - Class II Shares (Cost $644,304)                 18,903        405,085          9,915        187,356
  Fundamental Value Portfolio (Cost $148,583)                               8,094        117,848         97,811          5,507
                                                                      -----------    -----------    -----------    -----------
    Total (Cost $3,679,676)                                               155,584      2,783,487        305,107      2,151,407
                                                                      -----------    -----------    -----------    -----------

MFS VARIABLE INSURANCE TRUST (21.9%)
  MFS(R) Bond Series (Cost $2,815,093)                                    251,066      2,967,606      1,143,775      1,440,483
  MFS(R) Emerging Growth Series (Cost $6,741,461)                         276,666      3,295,093         27,939      1,478,435
  MFS(R) Money Market Series (Cost $3,594,021)                          3,594,021      3,594,021      3,232,114      2,889,092
  MFS(R) Research Series (Cost $4,121,439)                                225,465      2,430,511         18,690      1,057,459
  MFS(R) Strategic Income Series (Cost $309,095)                           30,141        317,383         33,536        166,018
  MFS(R) Total Return Series (Cost $5,210,138)                            291,474      4,995,864        763,563      1,976,439
                                                                      -----------    -----------    -----------    -----------
    Total (Cost $22,791,247)                                            4,668,833     17,600,478      5,219,617      9,007,926
                                                                      -----------    -----------    -----------    -----------

PIMCO VARIABLE INSURANCE TRUST (0.3%)
  Total Return Portfolio - Administrative Class
    Total (Cost $221,808)                                                  21,847        223,499        170,780         44,583
                                                                      -----------    -----------    -----------    -----------

PUTNAM VARIABLE TRUST (0.1%)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Total (Cost $50,175)                                                    4,385         53,323         66,180         29,402
                                                                      -----------    -----------    -----------    -----------

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                            -------------------------------------------------------
                                                                              NO. OF        MARKET         COST OF       PROCEEDS
                                                                              SHARES         VALUE        PURCHASES     FROM SALES
                                                                            ----------    -----------    -----------    -----------
SALOMON BROTHERS VARIABLE SERIES FUND INC. (4.1%)
  Capital Fund - Class I (Cost $1,384,951)                                      94,470    $ 1,063,737    $   151,368    $   361,421
  High Yield Bond Fund - Class I (Cost $303,202)                                33,439        271,192         36,660         29,695
  Investors Fund - Class I (Cost $1,594,633)                                   128,723      1,249,899         39,189         97,364
  Total Return Fund - Class I (Cost $799,246)                                   77,188        735,602         49,144        101,632
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $4,082,032)                                                    333,820      3,320,430        276,361        590,112
                                                                            ----------    -----------    -----------    -----------

SMITH BARNEY INVESTMENT SERIES (0.5%)
  Smith Barney Growth and Income Portfolio (Cost $242,008)                      23,598        162,354          8,126         63,296
  Smith Barney Large Cap Core Portfolio (Cost $127,683)                         11,076         78,086          5,578        167,049
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $199,312)      15,744        138,233         20,197         68,009
  Smith Barney Government Portfolio (Cost $30,726)                               2,908         34,084          5,906         28,450
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $599,729)                                                       53,326        412,757         39,807        326,804
                                                                            ----------    -----------    -----------    -----------

THE TRAVELERS SERIES TRUST (6.1%)
  Equity Income Portfolio (Cost $60,489)                                         3,878         49,444         14,847          3,520
  Large Cap Portfolio (Cost $4,207,702)                                        218,737      2,320,803        160,872        500,761
  MFS Emerging Growth Portfolio (Cost $702,838)                                 38,024        275,290         30,344         41,433
  MFS Mid Cap Growth Portfolio (Cost $2,507,897)                               176,485        885,957         74,403        132,089
  MFS Research Portfolio (Cost $915,031)                                        81,787        533,248         69,894        152,614
  Travelers Quality Bond Portfolio (Cost $845,589)                              76,514        843,953        248,756        120,749
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $9,239,546)                                                    595,425      4,908,695        599,116        951,166
                                                                            ----------    -----------    -----------    -----------

TRAVELERS SERIES FUND INC. (5.8%)
  AIM Capital Appreciation Portfolio (Cost $2,329,566)                         137,263      1,067,907         17,392        233,935
  MFS Total Return Portfolio (Cost $1,469,399)                                  91,365      1,299,212        171,260        283,284
  Putnam Diversified Income Portfolio (Cost $984,416)                           95,576        791,373        208,990        100,020
  Smith Barney Aggressive Growth Portfolio (Cost $2,095,998)                   160,062      1,446,965        482,183        488,138
  Smith Barney Large Cap Value Portfolio (Cost $12,605)                            709          9,375            435            153
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $6,891,984)                                                    484,975      4,614,832        880,260      1,105,530
                                                                            ----------    -----------    -----------    -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
  Comstock Portfolio - Class II Shares (Cost $16,763)                            1,972         17,887         16,865            106
  Emerging Growth Portfolio - Class II Shares (Cost $2,749)                         92          1,752              1             31
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $19,512)                                                         2,064         19,639         16,866            137
                                                                            ----------    -----------    -----------    -----------

VARIABLE ANNUITY PORTFOLIOS (0.9%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $1,117,256)                                                    101,884        723,378        158,435        294,522
                                                                            ----------    -----------    -----------    -----------

VARIABLE INSURANCE PRODUCTS FUND (14.6%)
  Equity Income Portfolio - Initial Class (Cost $7,126,269)                    296,362      5,381,942        628,721      1,960,633
  Growth Portfolio - Initial Class (Cost $6,754,186)                           153,510      3,598,269         68,379      1,841,564
  High Income Portfolio - Initial Class (Cost $2,808,611)                      286,701      1,700,136        395,239        616,845
  Overseas Portfolio - Initial Class (Cost $1,985,183)                          95,484      1,048,409         20,806        307,395
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $18,674,249)                                                   832,057     11,728,756      1,113,145      4,726,437
                                                                            ----------    -----------    -----------    -----------

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                    FOR THE YEAR ENDED DECEMBER 31, 2002
                                                               --------------------------------------------------------
                                                                  NO. OF        MARKET         COST OF        PROCEEDS
                                                                  SHARES         VALUE        PURCHASES      FROM SALES
                                                               -----------    -----------    -----------    -----------
VARIABLE INSURANCE PRODUCTS FUND II (16.1%)
  Contrafund(R) Portfolio - Initial Class (Cost $7,177,051)        306,545    $ 5,548,474    $   136,805    $ 1,951,990
  Contrafund(R) Portfolio - Service Class 2 (Cost $269,863)         12,459        223,642         89,811         46,894
  Index 500 Portfolio - Initial Class (Cost $9,693,150)             70,894      7,083,695        304,479      2,633,280
                                                               -----------    -----------    -----------    -----------
    Total (Cost $17,140,064)                                       389,898     12,855,811        531,095      4,632,164
                                                               -----------    -----------    -----------    -----------

VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Total (Cost $662)                                                  111            627            667              4
                                                               -----------    -----------    -----------    -----------

TOTAL INVESTMENT OPTIONS (100%)
  (COST $116,518,150)                                                         $80,228,493    $10,774,642    $30,365,202
                                                                              ===========    ===========    ===========

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                                  YEAR            UNIT VALUE      NET   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS    LOWEST TO    ASSETS    INCOME      LOWEST TO          LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)      HIGHEST (%)*
                                                 ------  ------  -------------  -------  ---------  -------------   ----------------
HIGH YIELD BOND TRUST                             2002   1,328           1.098    1,458     14.13           1.40                3.20
                                                  2001   1,467           1.064    1,562      5.93           1.40                8.02

MONEY MARKET PORTFOLIO                            2002     210           1.094      230      1.39           1.40                0.00
                                                  2001     455           1.094      498      3.72           1.40                2.24
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Capital Appreciation Fund - Series I   2002   1,923   1.384 - 1.416    2,716        --    0.99 - 1.40   (25.39) - (25.08)
                                                  2001   2,472   1.855 - 1.890    4,666        --    0.99 - 1.40  (24.383) - (24.04)

  AIM V.I. Core Equity Fund - Series I            2002   2,535   1.050 - 1.074    2,714      0.29    0.99 - 1.40   (16.73) - (16.36)
                                                  2001   3,294   1.261 - 1.284    4,222      0.04    0.99 - 1.40   (23.90) - (23.62)

  AIM V.I. Government Securities Fund - Series I  2002   2,057   1.354 - 1.376    2,818      1.88    0.99 - 1.40         8.06 - 8.52
                                                  2001   2,154   1.253 - 1.268    2,721      3.09    0.99 - 1.40         4.94 - 5.40

  AIM V.I. Growth Fund - Series I                 2002   1,011   0.740 - 0.757      762        --    0.99 - 1.40   (31.92) - (31.68)
                                                  2001   1,247   1.087 - 1.108    1,377      0.19    0.99 - 1.40   (34.83) - (34.52)

  AIM V.I. International Growth Fund - Series I   2002   3,201   0.827 - 0.846    2,704      0.51    0.99 - 1.40   (16.88) - (16.49)
                                                  2001   4,009   0.995 - 1.013    4,058      0.28    0.99 - 1.40   (24.56) - (24.35)

  AIM V.I. Premier Equity Fund - Series I         2002   6,631   0.480 - 1.011    6,211      0.29    0.99 - 1.40   (31.22) - (30.99)
                                                  2001   8,395   0.698 - 1.465   11,490      0.12    0.99 - 1.40   (13.83) - (13.42)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Growth & Income Portfolio - Class B             2002      85           0.716       61      0.51           1.40             (23.34)
                                                  2001      10           0.934        9      0.56           1.40              (6.04)

  Premier Growth Portfolio - Class B              2002       5           0.593        3        --           1.40             (15.53)

  Technology Portfolio - Class B                  2002     371           0.274      102        --           1.40             (42.56)
                                                  2001     545           0.477      260        --           1.40             (26.50)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2               2002     434           0.777      338      0.26           1.40             (29.68)
                                                  2001     484           1.105      535      0.39           1.40             (16.48)

  Templeton Foreign Securities Fund - Class 2     2002   1,168           0.740      866      1.64           1.40             (19.65)
                                                  2001   1,313           0.921    1,211      2.98           1.40             (17.25)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                          2002   2,778   0.808 - 0.814    2,260      1.17    0.99 - 1.40   (18.63) - (18.36)
                                                  2001   4,815   0.993 - 0.997    4,799      1.13    0.99 - 1.40     (4.43) - (4.13)

  Equity Index Portfolio - Class II Shares        2002     192           2.109      405      1.64           1.40             (23.48)
                                                  2001     265           2.756      730      0.67           1.40             (13.58)

  Fundamental Value Portfolio                     2002     164           0.719      118      1.54           1.40             (22.44)
                                                  2001      56           0.927       52      0.68           1.40              (7.11)
MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                              2002   2,136   1.371 - 1.394    2,967      5.68    0.99 - 1.40         7.36 - 7.89
                                                  2001   2,461   1.277 - 1.292    3,172      5.96    0.99 - 1.40         7.22 - 7.58

  MFS(R) Emerging Growth Series                   2002   3,550   0.910 - 0.931    3,295        --    0.99 - 1.40   (34.72) - (34.44)
                                                  2001   4,890   1.394 - 1.420    6,927        --    0.99 - 1.40   (34.40) - (34.14)

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  YEAR            UNIT VALUE      NET   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS    LOWEST TO    ASSETS    INCOME      LOWEST TO         LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)      HIGHEST (%)*
                                                 ------  ------  -------------  -------  ---------  -------------   ----------------
MFS VARIABLE INSURANCE TRUST (CONTINUED)
  MFS(R) Money Market Series                      2002   2,832   1.251 - 1.271    3,594      1.28    0.99 - 1.40       (0.16) - 0.24
                                                  2001   2,570   1.253 - 1.268    3,251      3.49    0.99 - 1.40         2.29 - 2.76

  MFS(R) Research Series                          2002   2,571   0.927 - 0.948    2,430      0.28    0.99 - 1.40   (25.54) - (25.30)
                                                  2001   3,531   1.245 - 1.269    4,472      0.01    0.99 - 1.40   (22.38) - (22.00)

  MFS(R) Strategic Income Series                  2002     243   1.285 - 1.306      317      4.14    0.99 - 1.40         6.91 - 7.31
                                                  2001     359   1.202 - 1.217      437      3.70    0.99 - 1.40         3.26 - 3.75

  MFS(R) Total Return Series                      2002   3,542   1.391 - 1.414    4,995      1.78    0.99 - 1.40     (6.52) - (6.11)
                                                  2001   4,481   1.488 - 1.506    6,738      2.15    0.99 - 1.40     (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class   2002     197           1.135      223      4.04           1.40                7.58
                                                  2001      87           1.055       92      0.83           1.40              (0.28)
PUTNAM VARIABLE TRUST
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                     2002      60           0.888       53      0.09           1.40             (19.35)
                                                  2001      13           1.101       14        --           1.40                7.10
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund - Class I                          2002   1,106           0.961    1,064      0.37           1.40             (26.13)
                                                  2001   1,332           1.301    1,733      0.70           1.40                0.46

  High Yield Bond Fund - Class I                  2002     244           1.110      271      7.28           1.40                5.82
                                                  2001     252           1.049      265      7.75           1.40                3.66

  Investors Fund - Class I                        2002   1,513           0.826    1,250      1.13           1.40             (24.15)
                                                  2001   1,580           1.089    1,720      0.73           1.40              (5.47)

  Total Return Fund - Class I                     2002     788           0.933      735      1.38           1.40              (8.17)
                                                  2001     845           1.016      859      2.31           1.40              (2.21)

  Smith Barney Growth and Income Portfolio        2002     242           0.670      162      0.67           1.40             (23.25)
                                                  2001     318           0.873      277        --           1.40             (12.00)

  Smith Barney Large Cap Core Portfolio           2002     115           0.680       78      0.37           1.40             (27.04)
                                                  2001     337           0.932      314        --           1.40             (15.66)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                          2002     164           0.845      138      0.06           1.40             (27.84)
                                                  2001     222           1.171      259        --           1.40             (15.33)

  Smith Barney Government Portfolio               2002      28           1.234       34      1.71           1.40                6.38
                                                  2001      47           1.160       54        --           1.40                4.41
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                         2002      58           0.851       49      1.14           1.40             (15.15)
                                                  2001      47           1.003       47      1.22           1.40              (7.90)

  Large Cap Portfolio                             2002   3,618           0.641    2,320      0.46           1.40             (23.87)
                                                  2001   4,071           0.842    3,429      0.46           1.40             (18.49)

  MFS Emerging Growth Portfolio                   2002     833           0.330      275        --           1.40             (35.29)
                                                  2001     867           0.510      441        --           1.40             (37.04)

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  YEAR            UNIT VALUE      NET   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS    LOWEST TO    ASSETS    INCOME      LOWEST TO          LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)      HIGHEST (%)*
                                                 ------  ------  -------------  -------  ---------  -------------   ----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Mid Cap Growth Portfolio                    2002   1,377           0.643      886        --           1.40             (49.57)
                                                  2001   1,442           1.275    1,838        --           1.40             (24.73)

  MFS Research Portfolio                          2002     841           0.634      533      0.56           1.40             (26.19)
                                                  2001     957           0.859      821      0.04           1.40             (23.51)

  Travelers Quality Bond Portfolio                2002     721           1.170      844      7.97           1.40                4.28
                                                  2001     663           1.122      743      3.23           1.40                5.65
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio              2002   1,538           0.695    1,068        --           1.40             (24.95)
                                                  2001   1,805           0.926    1,670        --           1.40             (24.84)

  MFS Total Return Portfolio                      2002   1,243           1.046    1,299      5.56           1.40              (6.52)
                                                  2001   1,451           1.119    1,623      2.87           1.40              (1.41)

  Putnam Diversified Income Portfolio             2002     745           1.063      791     22.63           1.40                4.42
                                                  2001     804           1.018      819      7.80           1.40                2.83

  Smith Barney Aggressive Growth Portfolio        2002   2,076   0.692 - 0.698    1,447        --    0.99 - 1.40   (33.59) - (33.27)
                                                  2001   2,175   1.042 - 1.046    2,275        --    0.99 - 1.40     (9.23) - (2.97)

  Smith Barney Large Cap Value Portfolio          2002      14           0.674        9      3.99           1.40             (26.50)
                                                  2001      14           0.917       13        --           1.40                2.92
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares            2002      24           0.732       18        --           1.40                5.93

  Emerging Growth Portfolio - Class II Shares     2002       3           0.546        2      0.05           1.40             (33.58)
                                                  2001       3           0.822        3        --           1.40              (5.95)
  Smith Barney Small Cap Growth
    Opportunities Portfolio                       2002     766   0.925 - 0.946      723        --    0.99 - 1.40   (26.70) - (26.38)
                                                  2001     911   1.262 - 1.286    1,171        --    0.99 - 1.40   (17.35) - (17.10)
VARIABLE INSURANCE PRODUCTS FUND
  Equity Income Portfolio - Initial Class         2002   4,593   1.148 - 1.175    5,381      1.89    0.99 - 1.40   (18.12) - (17.72)
                                                  2001   5,866   1.402 - 1.428    8,364      1.77    0.99 - 1.40     (6.28) - (5.93)

  Growth Portfolio - Initial Class                2002   2,153   1.644 - 1.682    3,598      0.29    0.99 - 1.40   (31.10) - (30.78)
                                                  2001   3,072   2.386 - 2.430    7,433      0.09    0.99 - 1.40   (18.79) - (18.48)

  High Income Portfolio - Initial Class           2002   2,153   0.780 - 0.792    1,700     11.48    0.99 - 1.40         2.09 - 2.33
                                                  2001   2,708   0.764 - 0.774    2,091     14.68    0.99 - 1.40   (12.98) - (12.54)

  Overseas Portfolio - Initial Class              2002   1,244   0.825 - 0.844    1,048      0.84    0.99 - 1.40   (21.43) - (21.12)
                                                  2001   1,544   1.050 - 1.070    1,647      5.62    0.99 - 1.40   (22.28) - (21.90)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Initial Class         2002   4,039   1.348 - 1.379    5,548      0.91    0.99 - 1.40   (10.61) - (10.22)
                                                  2001   5,286   1.508 - 1.536    8,099      0.88    0.99 - 1.40   (13.48) - (13.12)

  Contrafund(R) Portfolio - Service Class 2       2002     311           0.720      224      0.66           1.40             (10.78)
                                                  2001     253           0.807      204      0.68           1.40             (13.69)

  Index 500 Portfolio - Initial Class             2002   6,305   1.101 - 1.126    7,083      1.43    0.99 - 1.40   (23.33) - (23.03)
                                                  2001   8,315   1.436 - 1.463   12,139      1.25    0.99 - 1.40   (13.34) - (12.97)

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  YEAR            UNIT VALUE      NET   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS    LOWEST TO    ASSETS    INCOME      LOWEST TO          LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)      HIGHEST (%)*
                                                 ------  ------  -------------  -------  ---------  -------------   ----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                             2002       1           0.788        1      0.18           1.40              (5.85)

* Total  return  lowest and  highest  range  displayed  is  calculated  from the beginning  of the fiscal year to the end of the fiscal year except  where a unit value  inception date occurred  during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                      AIM V.I. CAPITAL APPRECIATION
                                              HIGH YIELD BOND TRUST         MONEY MARKET PORTFOLIO             FUND - SERIES I
                                            -------------------------     -------------------------   -----------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,467,489      1,423,193        455,269        298,796      2,471,927      2,743,394
Accumulation units purchased and
  transferred from other funding options        12,512        119,096         39,553        665,637         43,326        227,442
Accumulation units redeemed and
  transferred to other funding options .      (151,576)       (74,800)      (284,983)      (509,164)      (592,751)      (498,909)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,328,425      1,467,489        209,839        455,269      1,922,502      2,471,927
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                               AIM V.I. CORE EQUITY          AIM V.I. GOVERNMENT             AIM V.I. GROWTH
                                                  FUND - SERIES I         SECURITIES FUND - SERIES I         FUND - SERIES I
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     3,293,797      3,639,673      2,154,034      2,089,167      1,246,599      1,516,364
Accumulation units purchased and
  transferred from other funding options       101,283        290,262        462,321        402,808         12,318         52,179
Accumulation units redeemed and
  transferred to other funding options .      (859,975)      (636,138)      (558,943)      (337,941)      (248,339)      (321,944)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     2,535,105      3,293,797      2,057,412      2,154,034      1,010,578      1,246,599
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                             AIM V.I. INTERNATIONAL         AIM V.I. PREMIER EQUITY          GROWTH & INCOME
                                             GROWTH FUND - SERIES I             FUND - SERIES I            PORTFOLIO - CLASS B
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     4,008,890      4,965,435      8,395,493      9,121,963         10,009             --
Accumulation units purchased and
  transferred from other funding options        41,881        151,950        187,789        720,402         75,351         10,059
Accumulation units redeemed and
  transferred to other funding options .      (849,917)    (1,108,495)    (1,951,856)    (1,446,872)            --            (50)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     3,200,854      4,008,890      6,631,426      8,395,493         85,360         10,009
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                  PREMIER GROWTH                  TECHNOLOGY                FRANKLIN SMALL CAP
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B             FUND - CLASS 2
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...            --             --        545,479        412,584        483,621        582,662
Accumulation units purchased and
  transferred from other funding options         5,192             --          7,677        199,420         33,136         82,280
Accumulation units redeemed and
  transferred to other funding options .            --             --       (182,056)       (66,525)       (82,433)      (181,321)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........         5,192             --        371,100        545,479        434,324        483,621
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                TEMPLETON FOREIGN                                        EQUITY INDEX PORTFOLIO -
                                            SECURITIES FUND - CLASS 2       APPRECIATION PORTFOLIO            CLASS II SHARES
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,312,710      1,320,869      4,815,164             --        264,772        303,808
Accumulation units purchased and
  transferred from other funding options        27,515        172,776        286,570      5,517,279          1,235         42,345
Accumulation units redeemed and
  transferred to other funding options .      (171,755)      (180,935)    (2,323,483)      (702,115)       (73,971)       (81,381)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,168,470      1,312,710      2,778,251      4,815,164        192,036        264,772
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                FUNDAMENTAL VALUE                                            MFS(R) EMERGING
                                                     PORTFOLIO                MFS(R) BOND SERIES              GROWTH SERIES
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...        56,243             --      2,460,821      2,138,776      4,890,174      6,055,704
Accumulation units purchased and
  transferred from other funding options       112,934         57,043        747,805        804,388         43,938        168,907
Accumulation units redeemed and
  transferred to other funding options .        (5,371)          (800)    (1,072,418)      (482,343)    (1,383,991)    (1,334,437)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........       163,806         56,243      2,136,208      2,460,821      3,550,121      4,890,174
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                   MFS(R) MONEY                                             MFS(R) STRATEGIC
                                                  MARKET SERIES             MFS(R) RESEARCH SERIES            INCOME SERIES
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     2,569,811      1,656,094      3,531,255      4,296,082        359,342        354,303
Accumulation units purchased and
  transferred from other funding options     2,699,585      2,689,414         21,275         81,213         14,185         23,700
Accumulation units redeemed and
  transferred to other funding options .    (2,437,250)    (1,775,697)      (981,963)      (846,040)      (130,359)       (18,661)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     2,832,146      2,569,811      2,570,567      3,531,255        243,168        359,342
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                    MFS(R) TOTAL           TOTAL RETURN PORTFOLIO -         PUTNAM VT SMALL CAP
                                                   RETURN SERIES             ADMINISTRATIVE CLASS      VALUE FUND - CLASS IB SHARES
                                            -------------------------     --------------------------   ----------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     4,481,021      4,407,100         87,237             --         12,635             --
Accumulation units purchased and
  transferred from other funding options       471,370        803,104        148,536         87,237         79,417         12,639
Accumulation units redeemed and
  transferred to other funding options .    (1,410,163)      (729,183)       (38,833)            --        (31,980)            (4)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     3,542,228      4,481,021        196,940         87,237         60,072         12,635
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                               HIGH YIELD BOND
                                              CAPITAL FUND - CLASS I            FUND - CLASS I          INVESTORS FUND - CLASS I
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,332,363      1,175,385        252,277        259,135      1,579,948      1,503,264
Accumulation units purchased and
  transferred from other funding options       138,627        403,672         17,496         35,742         26,898        243,584
Accumulation units redeemed and
  transferred to other funding options .      (364,494)      (246,694)       (25,509)       (42,600)       (93,948)      (166,900)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,106,496      1,332,363        244,264        252,277      1,512,898      1,579,948
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                   TOTAL RETURN                   SELECT SMALL             SMITH BARNEY GROWTH
                                                  FUND - CLASS I                 CAP PORTFOLIO             AND INCOME PORTFOLIO
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...       845,158        721,355             --        128,642        317,608        422,540
Accumulation units purchased and
  transferred from other funding options        48,665        196,692             --         52,294          8,734         14,081
Accumulation units redeemed and
  transferred to other funding options .      (105,621)       (72,889)            --       (180,936)       (84,022)      (119,013)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........       788,202        845,158             --             --        242,320        317,608
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                SMITH BARNEY LARGE     SMITH BARNEY PREMIER SELECTIONS          SMITH BARNEY
                                                CAP CORE PORTFOLIO         ALL CAP GROWTH PORTFOLIO        GOVERNMENT PORTFOLIO
                                            -------------------------  -------------------------------  -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...       337,303        559,088        221,520        277,463         46,643         64,949
Accumulation units purchased and
  transferred from other funding options         7,712         61,137         20,570         45,678          4,040          2,607
Accumulation units redeemed and
  transferred to other funding options .      (230,141)      (282,922)       (78,540)      (101,621)       (23,079)       (20,913)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........       114,874        337,303        163,550        221,520         27,604         46,643
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                                                                                MFS EMERGING
                                             EQUITY INCOME PORTFOLIO         LARGE CAP PORTFOLIO             GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...        46,932         15,684      4,070,595      4,306,659        866,514        522,047
Accumulation units purchased and
  transferred from other funding options        14,583         33,843        168,799        313,583         68,870        437,855
Accumulation units redeemed and
  transferred to other funding options .        (3,426)        (2,595)      (621,123)      (549,647)      (102,192)       (93,388)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........        58,089         46,932      3,618,271      4,070,595        833,192        866,514
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                    MFS MID CAP                                            TRAVELERS QUALITY
                                                 GROWTH PORTFOLIO           MFS RESEARCH PORTFOLIO           BOND PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,442,243      1,473,791        956,644        992,799        662,525        678,670
Accumulation units purchased and
  transferred from other funding options       126,113        186,840          5,599        324,088        177,141        199,537
Accumulation units redeemed and
  transferred to other funding options .      (190,906)      (218,388)      (121,078)      (360,243)      (118,548)      (215,682)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,377,450      1,442,243        841,165        956,644        721,118        662,525
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                    AIM CAPITAL                   MFS TOTAL                 PUTNAM DIVERSIFIED
                                              APPRECIATION PORTFOLIO           RETURN PORTFOLIO              INCOME PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,804,611      1,733,070      1,450,826      1,557,752        804,377        788,293
Accumulation units purchased and
  transferred from other funding options        30,133        382,416         65,154        237,559         28,565         80,350
Accumulation units redeemed and
  transferred to other funding options .      (297,051)      (310,875)      (273,241)      (344,485)       (88,330)       (64,266)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,537,693      1,804,611      1,242,739      1,450,826        744,612        804,377
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                             SMITH BARNEY AGGRESSIVE         SMITH BARNEY LARGE            COMSTOCK PORTFOLIO -
                                                GROWTH PORTFOLIO             CAP VALUE PORTFOLIO              CLASS II SHARES
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     2,175,308             --         13,899             --             --             --
Accumulation units purchased and
  transferred from other funding options       549,915      2,331,694             --         13,899         24,421             --
Accumulation units redeemed and
  transferred to other funding options .      (649,391)      (156,386)            --             --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     2,075,832      2,175,308         13,899         13,899         24,421             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                           EMERGING GROWTH PORTFOLIO -       CITISELECT(R) VIP             CITISELECT(R) VIP
                                                 CLASS II SHARES           FOLIO 200 CONSERVATIVE          FOLIO 300 BALANCED
                                           ---------------------------    -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...         3,211             --             --      2,184,684             --      2,985,778
Accumulation units purchased and
  transferred from other funding options            --          3,215             --         23,442             --         26,260
Accumulation units redeemed and
  transferred to other funding options .            --             (4)            --     (2,208,126)            --     (3,012,038)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........         3,211          3,211             --             --             --             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                 CITISELECT(R) VIP            CITISELECT(R) VIP           SMITH BARNEY SMALL CAP
                                                 FOLIO 400 GROWTH           FOLIO 500 GROWTH PLUS     GROWTH OPPORTUNITIES PORTFOLIO
                                            -------------------------     -------------------------   ------------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...            --      1,403,673             --        587,981        910,683        664,249
Accumulation units purchased and
  transferred from other funding options            --          4,552             --          5,200        153,715        312,219
Accumulation units redeemed and
  transferred to other funding options .            --     (1,408,225)            --       (593,181)      (298,577)       (65,785)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........            --             --             --             --        765,821        910,683
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                   EQUITY INCOME              GROWTH PORTFOLIO -         HIGH INCOME PORTFOLIO -
                                            PORTFOLIO - INITIAL CLASS           INITIAL CLASS                 INITIAL CLASS
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     5,866,484      6,526,430      3,071,613      3,766,290      2,707,999      3,548,446
Accumulation units purchased and
  transferred from other funding options       308,455        397,758         28,539        239,827        238,940        119,044
Accumulation units redeemed and
  transferred to other funding options .    (1,581,685)    (1,057,704)      (947,234)      (934,504)      (793,651)      (959,491)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     4,593,254      5,866,484      2,152,918      3,071,613      2,153,288      2,707,999
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                               OVERSEAS PORTFOLIO -       CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -
                                                  INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS 2
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,543,607      1,925,236      5,285,995      6,298,747        253,045        189,353
Accumulation units purchased and
  transferred from other funding options         5,268         75,595         70,719        125,183        119,009         75,016
Accumulation units redeemed and
  transferred to other funding options .      (304,620)      (457,224)    (1,318,182)    (1,137,935)       (61,281)       (11,324)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,244,255      1,543,607      4,038,532      5,285,995        310,773        253,045
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                               INDEX 500 PORTFOLIO -     DYNAMIC CAPITAL APPRECIATION
                                                  INITIAL CLASS          PORTFOLIO - SERVICE CLASS 2            COMBINED
                                            -------------------------    ----------------------------   -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     8,314,717      9,480,063             --             --     96,558,440    104,067,483
Accumulation units purchased and
  transferred from other funding options       206,199        487,901            794             --      8,340,377     20,873,943
Accumulation units redeemed and
  transferred to other funding options .    (2,215,687)    (1,653,247)            --             --    (26,815,923)   (28,382,986)
                                            ----------     ----------     ----------     ----------    -----------    -----------
Accumulation  units end of year ........     6,305,229      8,314,717            794             --     78,082,894     96,558,440
                                            ==========     ==========     ==========     ==========    ===========    ===========

                                      -63-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Citicorp Life Insurance Company and
    Owners of Variable Annuity Contracts of Citicorp Life Variable
    Annuity Separate Account:

We have  audited  the  accompanying  statements  of assets  and  liabilities  of
Citicorp Life Variable Annuity Separate Account as of December 31, 2002, and the
related  statements  of  operations  for the year then ended,  the  statement of changes in net assets for each of the two years then  ended,  and the  financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above  present  fairly,  in all material  respects,  the  financial  position of
Citicorp Life Variable  Annuity  Separate  Account as of December 31, 2002,  the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for  each  of the two  years  in the  period  then  ended,  in  conformity  with accounting principles generally accepted in the United States of America.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -64-

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of Citicorp  Life  Variable  Annuity  Separate  Account or
shares of Separate  Account CLIC's  underlying  funds.  It should not be used in connection with any offer except in conjunction with the Prospectus for Citicorp
Life  Variable  Annuity  Separate  Account  product(s)  offered by Citicorp Life
Insurance  Company  and  the  Prospectuses  of  the  underlying   funds,   which
collectively contain all pertinent  information,  including the applicable sales commissions.

SEPCLIC (Annual) (12-02) Printed in U.S.A.

                         CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2002 and 2001

                         Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                                                            PAGE

Independent Auditors' Report                                                1-2

Financial Statements:

         Balance Sheets - December 31, 2002 and 2001                        3

         Statements of Operations for the years ended
            December 31, 2002 and 2001                                      4

         Statements of Changes in Capital and Surplus
            for the years ended December 31, 2002 and 2001                  4

         Statements of Cash Flows for the years ended
            December 31, 2002 and 2001                                      5

Notes to Financial Statements                                               6-16

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2002                                17-20

Appendix A - Summary Investment Schedule                                   21

Appendix B - Supplemental Investment Risk Interrogatories                  22-27

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of Citicorp
Life Insurance Company (the "Company") as of December 31, 2002 and 2001, and the
related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the Arizona Department of Insurance, which practices differ from accounting principles generally accepted in the United States of
America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of
America, the financial position of the Company as of December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the
Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

As described more fully in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the Arizona Department of Insurance. As of January 1,
2001, the Arizona Department of Insurance adopted the National Association of
Insurance Commissioners' statutory accounting practices, except as described in
Note 2. Consequently, the Company changed its basis of accounting in 2001 as described in Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

/s/ KPMG LLP

April 28, 2003

                                       2

                                      CITICORP LIFE INSURANCE COMPANY

                                      Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                            2002              2001
                                                                                    ----              ----
Assets
       Bonds (including $26,399 and $26,455 subject to securities
           lending agreements at fair value) (fair value $575,789; $517,942)         $547,152           $511,269
       Preferred stocks (cost $439; $225)                                                 354                225
       Common stocks (cost $50,500; $50,500)                                          278,875            237,093
       Real estate                                                                          -             24,547
       Cash and Short-term investments                                                 81,272             66,600
       Other invested assets                                                            1,636             13,852
                                                                              ---------------    ---------------

Total cash and invested assets                                                        909,289            853,586

       Separate accounts                                                               80,230            123,632
       Investment income due and accrued                                                5,721              5,561
       Other assets                                                                    15,048             16,184
                                                                              ---------------    ---------------

Total assets                                                                       $1,010,288           $998,963
                                                                              ===============    ===============

Liabilities
       Aggregate reserves and deposit-type contracts                                  $78,816            $89,831
       Policy and contract claims                                                       7,333              8,350
       Separate accounts                                                               80,230            123,632
       Asset valuation reserve                                                         45,864             40,142
       Payable for securities                                                          26,036             16,570
       Securities lending                                                              26,984             27,115
       Other liabilities                                                                6,733             17,276
                                                                              ---------------    ---------------

Total liabilities                                                                     271,996            322,916
                                                                              ---------------    ---------------

Capital and Surplus
       Preferred stock ($1 par value; 5 million shares authorized;
           -0- shares issued and outstanding)                                               -                  -
       Common stock ($1 par value; 5 million shares authorized;
           2.5 million shares issued and outstanding)                                   2,500              2,500
       Non-voting common stock ($1 par value; 5 million shares
           authorized; 705,000 shares issued and outstanding)                             705                705
       Gross paid in and contributed surplus                                          142,695            142,695
       Unassigned funds                                                               592,392            530,147
                                                                              ---------------    ---------------

Total capital and surplus                                                             738,292            676,047
                                                                              ---------------    ---------------

Total liabilities and capital and surplus                                          $1,010,288           $998,963
                                                                              ===============    ===============

               See notes to financial statements (statutory basis)

                                       3

                                CITICORP LIFE INSURANCE COMPANY

                           Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----
Revenues
       Premiums and other considerations                                 $28,697              $37,293
       Net investment income                                              35,861               39,054
       Other revenues                                                      3,282                3,861
                                                                 ---------------      ---------------

           Total revenues                                                 67,840               80,208
                                                                 ---------------      ---------------

Benefits and expenses
       Current and future insurance benefits                              33,764               28,491
       Net transfers from separate accounts                              (19,093)             (12,240)
       Other expenses                                                      3,565                4,088
                                                                 ---------------      ---------------

           Total benefits and expenses                                    18,236               20,339
                                                                 ---------------      ---------------

Net gain from operations before federal income taxes                      49,604               59,869

Federal income taxes incurred                                             20,493               20,775
                                                                 ---------------      ---------------

Net gain from operations after federal income taxes and before
realized capital losses                                                   29,111               39,094

Net realized capital losses                                              (3,345)              (1,968)
                                                                 ---------------      ---------------

Net income                                                               $25,766              $37,126
                                                                 ===============      ===============

                       Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----

Capital and surplus - December 31, previous year                        $676,047             $599,053

       Net income                                                         25,766               37,126
       Net unrealized capital gains                                       41,334               58,926
       Change in deferred income taxes                                     5,560                  713
       Change in non-admitted assets and related items                    (4,693)                  22
       Change in asset valuation reserve                                  (5,722)             (18,300)
       Cumulative effect of changes in accounting principles                   -               (1,493)
                                                                 ---------------      ----------------

           Net change in capital and surplus for the year                 62,245               76,994
                                                                 ---------------      ---------------

Capital and surplus - December 31, current year                         $738,292             $676,047
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                                       4

                        CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----
Cash from Operations
       Premiums and other considerations                                 $28,697              $37,293
       Investment income received, net                                    36,976               38,530
       Other income received                                               2,802                3,858
                                                                 ---------------      ---------------

           Total revenues received                                        68,475               79,681
                                                                 ---------------      ---------------

       Benefits paid                                                      46,132               53,950
       Net transfers from separate accounts                              (20,527)             (12,093)
       Federal income taxes paid                                          22,683               28,711
       Other expenses                                                      3,374                3,471
                                                                 ---------------      ---------------

           Total benefits and expenses paid                               51,662               74,039
                                                                 ---------------      ---------------

Net cash provided by operations                                           16,813                5,642
                                                                 ---------------      ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             352,367              407,607
       Stocks                                                                175                  111
       Real estate                                                        33,802                    -
       Investment sales receivable/purchases payable                      22,291                4,569
       Other, net                                                           (84)                    1
                                                                 ---------------      ---------------

           Total net investment proceeds                                 408,551              412,288
                                                                 ---------------      ---------------

    Cost of investments acquired
       Bonds                                                             396,253              408,200
       Stocks                                                                376                  325
       Investment sales receivable/purchases payable                           -               25,531
       Other, net                                                          1,248                  154
                                                                 ---------------      ---------------

           Total investments acquired                                    397,877              434,210
                                                                 ---------------      ---------------

Net cash provided by (used for) investments                               10,674             (21,922)
                                                                 ---------------      ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided
       Securities lending                                                      -               27,115
       Other cash provided                                                 1,603               36,691
                                                                 ---------------      ---------------

           Total cash provided                                             1,603               63,806
                                                                 ---------------      ---------------

       Other cash applied                                                 14,418               25,102
                                                                 ---------------      ---------------

Net cash provided by (used in) financing and miscellaneous
sources                                                                  (12,815)              38,704
                                                                 ----------------     ---------------

Net change in cash and short-term investments                             14,672               22,424

Cash and short-term investments, beginning of year                        66,600               44,176
                                                                 ---------------      ---------------

Cash and short-term investments, end of year                             $81,272              $66,600
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                                       5

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

1.  ORGANIZATION

Citicorp Life Insurance Company (the Company) is a 78%-owned subsidiary of
Citibank Delaware (Citibank), which is an indirect wholly owned subsidiary of
Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The remaining 22% ownership of the
Company is held by Citicorp Holdings Netherlands, B.V. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment, single and flexible premium deferred annuity policies, and variable deferred annuity policies. The Company also writes and assumes mortgage disability policies. The Company is licensed to issue insurance in 49 states and the District of Columbia. The majority of the Company's business is generated through customers of Citigroup and its subsidiaries. The Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance
Company (FCLIC) and Citicorp Assurance Company (CAC).

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company, domiciled in the State of Arizona, prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Arizona. Effective January 1, 2001, the
State of Arizona requires that insurance companies domiciled in Arizona prepare their statutory basis financial statements in accordance with the NAIC
ACCOUNTING PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001
(the Manual) and subsequent revisions, subject to any deviations prescribed or permitted by the Arizona Insurance Commissioner.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

                                       6

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

SSAP differs in certain respects from accounting principles generally accepted in the United States of America (GAAP). The differences, which could be significant, primarily relate to:

--------------------------------------------------------------------------------------------------------------------------------
                                                              SSAP                                        GAAP
                                            ------------------------------------------   ---------------------------------------
A.  Bonds                                   Carried at amortized cost and values         Carried at either amortized cost
                                            prescribed by the NAIC.                      or market depending upon classification
                                                                                         as "held to maturity" or "available
                                                                                         for sale".

B.  Acquisition costs                       Expensed as incurred.                        Capitalized and amortized over
                                                                                         specific periods.

C.  Non-admitted assets                     Excluded from balance sheet.                 Not applicable

D.  Insurance reserves                      Statutory mortality, morbidity and           Different mortality and interest
                                            interest assumptions, without                assumptions including withdrawal
                                            consideration for withdrawals, carried       characteristics; carried gross,
                                            net of reinsurance.                          before reinsurance, with a
                                                                                         corresponding asset for reinsurance
                                                                                         recoverable.

E.  Asset valuation reserve                 Reserve calculated based upon risk           Not applicable
                                            associated with particular asset
                                            classes.

F.  Interest maintenance reserve            Reserve based upon realized gains or         Not applicable
                                            losses attributed to changes in
                                            interest rates.

G.  Deferred taxes                          SSAP measures the difference between the     GAAP uses a more likely than not
                                            tax basis in assets and liabilities.         standard and the change in deferred
                                            Changes in deferred tax assets and           taxes is included in the tax
                                            liabilities are charged directly to          provision and in operations.
                                            surplus.  Recognition of a deferred tax
                                            asset for SSAP is determined by a
                                            reversal and recoverability test.

H.  Comprehensive income                    Not applicable                               Components disclosed on face of
                                                                                         financial statements.

I.  Insurance subsidiaries                  Accounted for on the statutory equity        Fully consolidated with dividends
                                            method, with dividends reported as           paid eliminated.
                                            income and undistributed net income or
                                            loss treated as unrealized gains or
                                            losses.
--------------------------------------------------------------------------------------------------------------------------------

                                       7

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost, except bonds with ratings or NAIC
6 that are in or near default which are stated at the lower of amortized cost or
NAIC value. The difference is booked as an unrealized loss. Amortization is calculated using a constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based on actual historical and projected future cash flows which are obtained from a widely accepted securities data provider.

Common stocks of insurance subsidiaries are based on the net worth of the entity, determined in accordance with SSAP #46, Statutory Surplus. Dividends received from subsidiaries are recorded as net investment income and undistributed net income (loss) is recorded as net unrealized capital gains
(losses). The carrying value of these subsidiary investments at December 31,
2002 and 2001 was $278.9 million and $237.1 million, respectively. The cumulative net unrealized capital gain related to these subsidiary investments was $228.4 million and $186.6 million at December 31, 2002 and 2001, respectively.

Real estate is stated at depreciated cost, net of encumbrances and specific impairments.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2002.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. The
Company has an insignificant amount of derivative financial instruments open at
December 31, 2002 and 2001.

                                       8

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset
Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments.
As of December 31, 2002 and 2001, the AVR was $45.9 million and $40.1 million, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. At December 31, 2002 and 2001 the IMR, which is included in other liabilities, was $9.1 million and $6.9 million, respectively.

BENEFIT RESERVES AND DEPOSIT-TYPE CONTRACTS

Benefit reserves and deposit type contracts are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 5.00%
to 7.00%, with a weighted average rate of 5.41%.

The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

PREMIUMS AND DEPOSIT-TYPE FUNDS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.
Upon adoption of codification, deposit-type funds with life contingencies are included in premiums and other considerations.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

                                       9

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

3. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in Arizona, its state of domicile. A maximum of $29.1 million of statutory surplus is available in 2003 for dividends to be paid without prior approval. The Company did not pay any dividends in 2002 or 2001.

The State of Arizona utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2002, the Company had adjusted capital in excess of amounts requiring any regulatory action.

In 2001, the Company adopted NAIC codification according to the Manual. The effect on surplus as a result of adopting the Manual was insignificant.

4.  INVESTMENTS

BONDS

----------------------------------------------------------------------------------------------------------------
Bonds by investment type                                                                    Excess of book value
                                                                                             over fair value (-)
        (in thousands)                              Book/Adjusted                                             or
                                                         Carrying                Fair       Fair value over book
                                                            Value               Value                  value (+)
----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
U.S. government agencies                                  $93,600             $99,633                     $6,033
States, territories and
     possessions                                              100                 115                         15
Special revenue and special
     assessment obligations                               174,800             182,182                      7,382
Public utilities                                            5,068               5,347                        279
Industrial and miscellaneous                              273,584             288,512                     14,928
----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $547,152            $575,789                    $28,637
----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
U.S. government agencies                                  $82,580             $81,853                     $(727)
States, territories and
     possessions                                              100                 107                          7
Special revenue and special
     assessment obligations                               162,149             162,732                        583
Public utilities                                           10,083              10,339                        256
Industrial and miscellaneous                              256,357             262,911                      6,554
----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $511,269            $517,942                     $6,673
----------------------------------------------------------------------------------------------------------------

Unit prices published by the Securities Valuation Office (SVO), if available, are used to calculate the fair value amount disclosed. In the absence of the SVO published unit prices, or when amortized cost is used by the SVO as unit price, quoted market prices by other third party organizations, if available, are used to calculate the fair value of financial instruments. The statement value and fair value of bonds at December 31, 2002, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       10

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4. INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
Maturity Distribution

================================================================================
                                            Book/Adjusted                Fair
      (in thousands)                       Carrying Value               Value
--------------------------------------------------------------------------------
1 year or less                                    $70,348             $72,533
After 1 year through 5 years                      213,716             224,312
After 5 years through 10 years                    130,841             139,806
After 10 years                                    132,247             139,138
--------------------------------------------------------------------------------
                                                 $547,152            $575,789
--------------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $352.4 million and $407.6 million during 2002 and 2001, respectively. Gross gains of $6.8 million and $9.9 million in 2002 and 2001, respectively, and gross losses of $1.8 million and
$1.4 million in 2002 and 2001, respectively, were realized on those sales.
Additional losses related to declines in value deemed other than temporary were
$11.1 million and $2.2 million in 2002 and 2001, respectively. Fair value was determined based upon external market prices. Impairments were concentrated in energy company investments.

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs with a fair value of $151.8 million and $140.9 million, respectively. As of December 31, 2002 and 2001, approximately 58% and 65%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $103.5 million and $83.4 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2002 and 2001, respectively. The Company also held
$60.0 million and $64.9 million of asset-backed securities at December 31, 2002 and 2001, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2002 and 2001, the Company held collateral of $27.0 million and $27.1 million, respectively.

REAL ESTATE

The Company owned two real estate properties at December 31, 2001. The Company sold these properties during 2002 for $33.8 million, realizing a gain of $9.3 million.

                                       11

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4. INVESTMENTS (CONTINUED)

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling
$14.9 million and $9.3 million at December 31, 2002 and 2001, respectively. The
Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

In addition, the Company participates in a short-term investment pool. This pool is discussed in Note 8.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5. LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2002, the Company had $158 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $1 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $43 million are surrenderable at book value less surrender charges of 5% or more, $79 million are surrenderable at fair value and $35 million are surrenderable without charge.

6. REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit)
Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

        (IN THOUSANDS)
        -----------------------------------------------------------------------
        PREMIUMS                                      2002                2001
        -----------------------------------------------------------------------
         Direct                                     $ 2,322             $ 5,996
         Assumed                                     29,119              34,953
         Ceded                                       (2,744)             (3,656)
        -----------------------------------------------------------------------
        TOTAL NET PREMIUMS                          $28,697             $37,293
        ------------------------------------------------------------------------

        Balance sheet impact:
         Aggregate reserves
           Assumed                                  $ 7,567             $ 8,763
           CEDED                                     (1,463)               (791)
        ------------------------------------------------------------------------

        Life insurance in force:
           Assumed                               $1,373,304          $1,388,817
           CEDED                                    (79,192)           (112,638)
        ------------------------------------------------------------------------

                                       12

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  TAXES

         ----------------------------------------------------------------------
         (in thousands)                                   2002           2001
         ----------------------------------------------------------------------

         Net gain from operations before federal
           income taxes                                  $49,604        $59,869
         Statutory tax rate                                  35%            35%
         ----------------------------------------------------------------------
         Expected tax                                     17,361         20,954
         Tax effect of:
         Other investment income                              10            945
         Benefit, reinsurance and other reserves              (5)         (447)
         Deferred acquisition costs                         (225)         (160)
         Depreciation                                      3,523           (504)
         Other                                              (171)          (13)
         ----------------------------------------------------------------------
         Federal income taxes incurred                   $20,493        $20,775
         ----------------------------------------------------------------------

         Effective tax rate                                  41%            35%
         ----------------------------------------------------------------------

Federal income taxes relating to net realized capital gains (losses) on the sale of investments amounted to $3 million and $3 million in 2002 and 2001, respectively. These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

The Company's Federal income tax return is consolidated with its subsidiary
FCLIC. The policyholder's surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$10,533 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $3,687 thousand.

The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

Deferred taxes are included in other assets and other liabilities. The main components of the 2002 and 2001 deferred tax amounts are as follows:

                                                         2002            2001
                                                         ----            ----
         Deferred tax assets:
                Policy Acquisition Expenses           $ 641,265       $ 820,241
                Investments                           4,630,854       2,144,301
                Non-admitted Assets                           -             824
                Other                                   813,968         813,968
                                                  -----------------------------
                Total deferred tax assets            $6,086,087      $3,779,334
                                                  -----------------------------
                Non-admitted deferred tax assets     (4,691,119)              -
                                                  -----------------------------
                Admitted deferred tax assets         $1,394,968      $3,779,334
                                                  =============================

          Deferred tax liabilities:

                Policy, Reins. And Other Reserves     $ 129,470        $ 52,661
                Investments                             813,953         813,953
                Depreciation                            171,613       3,692,722
                                                  -----------------------------
                Total deferred tax liabilities        1,115,036       4,559,336
                                                  -----------------------------
                Net admitted deferred tax
                  asset / (liability)                 $ 279,932      $ (780,002)
                                                  =============================

                                       13

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7. TAXES (CONTINUED)

The change in net deferred income taxes is comprised of the following:

                                                                            2002          2001           CHANGE
                                                                            ----          ----           ------
                Total deferred tax assets                             $6,086,087    $3,779,334       $2,306,753
                Total deferred tax liabilities                         1,115,036     4,559,336       (3,444,300)
                                                                ------------------------------------------------
                Net deferred tax asset (liability)                    $4,971,051    $ (780,002)      $5,751,053
                                                                ------------------------------------------------
                Tax effect of unrealized gains (losses)                                                (190,739)
                                                                                               -----------------
                Change in net deferred income tax                                                    $5,560,314
                                                                                               =================

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

          2002                            $ 17,322,506
          2001                            $ 21,947,310
          2000                            $ 18,286,679

8. RELATED PARTY TRANSACTIONS

The Travelers Insurance Company (TIC) maintains a private short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately $4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $77.4 million and
$64.1 million at December 31, 2002 and 2001, respectively. These balances are included in short-term investments in the balance sheet.

The Company leased 2 buildings to its affiliate Citibank Mortgage, Inc. (CMI), through September 2002. The Company received rental income of $1.7 million and
$3.4 million in 2002 and 2001, respectively, from CMI. This rental income is included in net investment income. These buildings were sold during 2002.

The Company has entered into various service contracts with affiliates of the
Company which cover management, investment, and information processing services.
Expenses incurred under such agreements were insignificant in 2002 and 2001. As of December 31, 2002 and 2001, the Company has $2.4 million and $2.1 million of due from affiliates, which settles monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2002 and 2001.

The Company has provided the following guarantee for First Citicorp Life
Insurance Company (FCLIC). As part of the licensing for FCLIC in the State of
Connecticut, the Company guaranteed that it would maintain the combined capital and surplus of FCLIC at a level at or above $3 million for a period not to exceed five years.

                                       14

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

9. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet.
The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument.
However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and options, credit risk is limited to the amount that it would cost the Company to replace the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

Futures contracts and interest rate swaps were not significant at December 31,
2002 and 2001.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the
Standard and Poor's 500 Index falls below agreed upon strike prices. The carrying value and fair value of open options contracts was insignificant at
December 31, 2002 and 2001, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company uses various financial instruments in the normal course of its business. The off-balance sheet risks of these financial instruments were not material at December 31, 2002 and December 31, 2001.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2002 and 2001, investments in bonds have a fair value of $575.8 million and $517.9 million, and a carrying value of $547.2 million and $511.3 million, respectively.

There were no financial instruments classified as other assets at December 31,
2002 or 2001. The carrying value of $26.0 million and $16.6 million of payables for securities also approximates their fair values at December 31, 2002 and
2001, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

                                       15

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December
31, 2002, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

                                       16

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)

                               ------------------

Investment income earned
       U.S. Government bonds                                       $      4,452
       Other bonds (unaffiliated)                                        28,717
       Bonds of affiliates                                                   --
       Preferred stocks (unaffiliated)                                       21
       Preferred stocks of affiliates                                        --
       Common stocks (unaffiliated)                                          --
       Common stocks of affiliates                                           --
       Mortgage loans                                                        --
       Real estate                                                        1,678
       Premium notes, policy loans and liens                                 --
       Cash on hand and on deposit                                           --
       Short-term investments                                             1,478
       Other invested assets                                                (27)
       Derivative instruments                                                --
       Aggregate write-ins for investment income                             --
                                                                  -------------
           Gross investment income                                 $     36,319
                                                                  =============

Real estate owned - book value less encumbrances                   $         --

Mortgage loans - book value:
       Farm mortgages                                              $         --
       Residential mortgages                                                 --
       Commercial mortgages                                                  --
                                                                  -------------
           Total mortgage loans                                    $         --
                                                                  =============

Mortgage loans by standing - book value:
       Good standing                                               $         --
       Good standing with restructured terms                                 --
       Interest overdue more than 90 days,
         not in foreclosure                                                  --
       Foreclosure in process                                                --

Other long-term assets - statement value                           $      1,393

Bonds and stocks of parents, subsidiaries and
  affiliates - book value
       Bonds                                                       $         --
       Preferred stocks                                            $         --
       Common stocks                                               $     50,500

See accompanying Independent Auditors' Report

                                       17

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)

                               ------------------

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                              $    150,888
           Over 1 year through 5 years                                   213,716
           Over 5 years through 10 years                                 130,841
           Over 10 years through 20 years                                 54,253
           Over 20 years                                                  77,994
                                                                   -------------
                Total by maturity                                   $    627,692
                                                                   =============
           By class - statement value
           Class 1                                                  $    537,933
           Class 2                                                        74,893
           Class 3                                                         6,752
           Class 4                                                         5,198
           Class 5                                                         1,673
           Class 6                                                         1,243
                                                                   -------------
                Total by class                                      $    627,692
                                                                   =============

       Total publicly traded                                        $    578,571
       Total privately placed                                       $     49,121
Preferred stocks - statement value                                  $        354
Common stocks - fair value                                          $    278,875
Short-term investments - book value                                 $     80,540
Options, caps & floors owned - statement value                      $        161
Options, caps & floors written and in force - statement value       $         --
Collar, swap & forward agreements open - statement value            $         (4)
Futures contracts open - current value                              $         --
Cash on deposit                                                     $        732

Life insurance in force:
       Industrial                                                   $         --
       Ordinary                                                     $     21,630
       Credit life                                                  $  1,242,022
       Group life                                                   $    192,191

Amount of accidental death insurance in force under
       Ordinary policies                                            $         --

Life insurance policies with disability provisions in force:

       Industrial                                                   $         --
       Ordinary                                                     $         --
       Credit life                                                  $         --
       Group life                                                   $         --

Supplemental contracts in force:
       Ordinary - not involving life contingencies
           Amount on deposit                                        $         --
           Income payable                                           $         --

See accompanying Independent Auditors' Report

                                       18

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)

                               ------------------

       Ordinary - involving life contingencies
           Income payable                                        $            --

       Group - not involving life contingencies
           Amount of deposit                                     $            --
           Income payable                                        $            --

       Group - involving life contingencies
           Income payable                                        $            --

Annuities:
       Ordinary
           Immediate - amount of income payable                  $           234
           Deferred - fully paid account balance                 $       156,900
           Deferred - not fully paid account balance             $           472

       Group
           Amount of income payable                              $            --
           Fully paid account balance                            $            --
           Not fully paid account balance                        $            --

Accident and health insurance - premiums in force
           Ordinary                                              $            --
           Group                                                 $            --
           Credit                                                $        16,020

Deposit funds and dividend accumulations
       Deposit funds - account balance                           $            --
       Dividend accumulations - account balance                  $            --

Claim payments 2002
       Group accident and health
           2002                                                  $            --
           2001                                                  $            --
           2000                                                  $            --
           1999                                                  $            --
           1998                                                  $            --
           Prior                                                 $            --

       Other accident and health
           2002                                                  $            --
           2001                                                  $            --
           2000                                                  $            --
           1999                                                  $            --
           1998                                                  $            --
           Prior                                                 $            --

See accompanying Independent Auditors' Report

                                       19

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)

                               ------------------

       Other coverages that use development methods to calculate claim reserves

           2002                                                  $           825
           2001                                                  $         1,866
           2000                                                  $           770
           1999                                                  $           335
           1998                                                  $            97
           Prior                                                 $            47

See accompanying Independent Auditors' Report

                                       20

Annual Statement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

                                                    SUMMARY INVESTMENT SCHEDULE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross            Admitted Assets as Reported
                                                                                  Investment Holdings      in the Annual Statement
                                                                               -----------------------------------------------------
                                                                                   1            2              3            4
                        Investment Categories                                    Amount     Percentage       Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1. Bonds:

    1.1   U.S. treasury securities .........................................   77,656,906        8.5       77,656,906        8.5

    1.2   U.S. government agency and corporate obligations (excluding mortgage-backed securities):

          1.21   Issued by U.S. government agencies ........................    7,847,935        0.9        7,847,935        0.9

          1.22   Issued by U.S. government sponsored agencies ..............      100,035        0.0          100,035        0.0

    1.3   Foreign government (including Canada, excluding
          mortgage-backed securities) ......................................                     0.0                         0.0

    1.4   Securities issued by states, territories and possessions and political subdivisions in the U.S.:

          1.41   States, territories and possessions general obligations ...                     0.0                         0.0

          1.42   Political subdivisions of states, territories &
                 possessions & political subdivisions general
                 obligations ...............................................                     0.0                         0.0

          1.43   Revenue and assessment obligations ........................                     0.0                         0.0

          1.44   Industrial development and similar obligations ............                     0.0                         0.0

    1.5   Mortgage-backed securities (includes residential
          and commercial MBS):

          1.51   Pass-through securities:

                 1.511  Guaranteed by GNMA .................................    6,157,024        0.7        6,157,024        0.7

                 1.512  Issued by FNMA and FHLMC ...........................   93,317,500       10.3       93,317,500       10.3

                 1.513  Privately issued ...................................                     0.0                         0.0

          1.52   CMOs and REMICs:

                 1.521  Issued by FNMA and FHLMC ...........................   83,420,559        9.2       83,420,559        9.2

                 1.522  Privately issued and collateralized by
                        MBS issued or guaranteed by GNMA, FNMA or FHLMC ....                     0.0                         0.0

                 1.523  All other privately issued .........................   60,220,083        6.6       60,220,083        6.6

 2. Other debt and other fixed income securities (excluding short-term):

    2.1   Unaffiliated domestic securities (includes credit
          tenant loans rated by the SVO) ...................................  207,898,203       22.9      207,898,203       22.9

    2.2   Unaffiliated foreign securities ..................................   10,534,149        1.2       10,534,149        1.2

    2.3   Affiliated securities ............................................                     0.0                         0.0

 3. Equity interests:

    3.1   Investments in mutual funds ......................................                     0.0                         0.0

    3.2   Preferred stocks:

          3.21   Affiliated ................................................                     0.0                         0.0

          3.22   Unaffiliated ..............................................      354,277        0.0          354,277        0.0

    3.3   Publicly traded equity securities (excluding preferred stocks):

          3.31   Affiliated ................................................  278,875,100       30.7      278,875,100       30.7

          3.32   Unaffiliated ..............................................                     0.0                         0.0

    3.4   Other equity securities:

          3.41   Affiliated ................................................                     0.0                         0.0

          3.42   Unaffiliated ..............................................                     0.0                         0.0

    3.5   Other equity interests including tangible personal
          property under lease:

          3.51   Affiliated ................................................                     0.0                         0.0

          3.52   Unaffiliated ..............................................                     0.0                         0.0

 4. Mortgage loans:

    4.1   Construction and land development ................................                     0.0                         0.0

    4.2   Agricultural .....................................................                     0.0                         0.0

    4.3   Single family residential properties .............................                     0.0                         0.0

    4.4   Multifamily residential properties ...............................                     0.0                         0.0

    4.5   Commercial loans .................................................                     0.0                         0.0

 5. Real estate investments:

    5.1   Property occupied by company .....................................                     0.0                         0.0

    5.2   Property held for production of income (includes $....0 of
          property acquired in satisfaction of debt) .......................                     0.0                         0.0

    5.3   Property held for sale ($....0 including property acquired
          in satisfaction of debt) .........................................                     0.0                         0.0

 6. Policy loans ...........................................................                     0.0                         0.0

 7. Receivables for securities .............................................       81,315        0.0           81,315        0.0

 8. Cash and short-term investments ........................................   81,272,167        8.9       81,272,167        8.9

 9. Other invested assets ..................................................    1,554,008        0.2        1,554,008        0.2
                                                                              ------------------------------------------------------
10. Total invested assets ..................................................  909,289,259      100.0      909,289,259      100.0

                                       21

      Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                                  Due April 1
                      For the year ended December 31, 2002
                       Of CITICORP LIFE INSURANCE COMPANY
                           Address: Phoenix AZ 85012

NAIC Group Code ... 0041                             NAIC Company Code ... 80322
                       Employer's ID Number ... 43-0979556

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable, 20 through 24. Answer each of the interrogatories 5 through 19
(except 11) only if the reporting entity's aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity's total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts. For Property Casualty blank, responses are to exclude Protected Cell Accounts.

1.   State the reporting entity's total admitted assets as
     reported on Page 2 of this annual statement.              $ ... 930,057,807

2.   State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the company and policy loans.

                   1                             2                   3
                                                             Percentage of Total
          Investment Category                  Amount          Admitted Assets
          -------------------                  ------        -------------------

2.01 Residential Asset Sec Corp .......    $   13,529,565           1.455%
2.02 JP Morgan Chase Coml Mtg Sec .....    $   12,284,036           1.321%
2.03 MGIC Invt Corp ...................    $    9,999,607           1.075%
2.04 Host Marriott Pool Tr ............    $    8,997,994           0.967%
2.05 Bk of Amer Corp ..................    $    7,310,620           0.786%
2.06 Natl Rural Utils Coop Fin Corp ...    $    6,969,137           0.749%
2.07 Holcim Ltd .......................    $    6,000,000           0.645%
2.08 Raytheon Co ......................    $    5,999,671           0.645%
2.09 Distribution Finl Svcs RV Tr .....    $    5,999,173           0.645%
2.10 WA Mut Inc CMO ...................    $    5,943,063           0.639%

3.   State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

     Bonds                                        1                   2
     -----
3.01 NAIC-1 ............................   $  537,933,290          57.839%
3.02 NAIC-2 ............................   $   74,893,089           8.053%
3.03 NAIC-3 ............................   $    6,752,393           0.726%
3.04 NAIC-4 ............................   $    5,197,750           0.559%
3.05 NAIC-5 ............................   $    1,673,080           0.180%
3.06 NAIC-6 ............................   $    1,242,563           0.134%

     Preferred Stocks                              3                  4
     ----------------
3.07 P/RP-1 ............................   $.............           0.000%
3.08 P/RP-2 ............................   $      125,000           0.013%
3.09 P/RP-3 ............................   $      165,502           0.018%
3.10 P/RP-4 ............................   $       50,400           0.005%
3.11 P/RP-5 ............................   $       13,375           0.001%
3.12 P/RP-6 ............................   $.............           0.000%

4.   State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31 - Derivative Instruments), including

(4.01) foreign-currency-denominated investments of   $ ............      0.000%

(4.02) supporting insurance liabilities
       denominated in that same foreign
       currency of ...............................   $ ............      0.000%

and excluding (4.03) Canadian investments and
currency exposure of .............................   $ ............      0.000%

Assets held in foreign investments less than 2.5%
of the reporting entity's total admitted assets,
therefore detail not required for interrogatories
5 - 10. (4.04)                                                  Yes [ X ] No [ ]

                                       22

Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                            1               2
     5.01 Countries rated NAIC-1 .................   $ ............      0.000%
     5.02 Countries rated NAIC-2 .................   $ ............      0.000%
     5.03 Countries rated NAIC-3 or below ........   $ ............      0.000%

6.   Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            1               2
          Countries rated NAIC-1:
     6.01 Country: ...............................   $ ............      0.000%
     6.02 Country: ...............................   $ ............      0.000%

          Countries rated NAIC-2:
     6.03 Country: ...............................   $ ............      0.000%
     6.04 Country: ...............................   $ ............      0.000%

          Countries rated NAIC-3 or below:
     6.05 Country: ...............................   $ ............      0.000%
     6.06 Country: ...............................   $ ............      0.000%

                                                            1               2
7.   Aggregate unhedged foreign currency exposure    $ ............      0.000%

8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

     8.01 Countries rated NAIC-1 .................   $ ............      0.000%
     8.02 Countries rated NAIC-2 .................   $ ............      0.000%
     8.03 Countries rated NAIC-3 or below ........   $ ............      0.000%

9.   Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            1               2
          Countries rated NAIC-1:
     9.01 Country: ...............................   $ ............      0.000%
     9.02 Country: ...............................   $ ............      0.000%
          Countries rated NAIC-2:
     9.03 Country: ...............................   $ ............      0.000%
     9.04 Country: ...............................   $ ............      0.000%
          Countries rated NAIC-3 or below:
     9.05 Country: ...............................   $ ............      0.000%
     9.06 Country: ...............................   $ ............      0.000%

10. List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

                                    1                       2               3
     10.01 NAIC rating: ..........................   $ ............      0.000%
     10.02 NAIC rating: ..........................   $ ............      0.000%
     10.03 NAIC rating: ..........................   $ ............      0.000%
     10.04 NAIC rating: ..........................   $ ............      0.000%
     10.05 NAIC rating: ..........................   $ ............      0.000%
     10.06 NAIC rating: ..........................   $ ............      0.000%
     10.07 NAIC rating: ..........................   $ ............      0.000%
     10.08 NAIC rating: ..........................   $ ............      0.000%
     10.09 NAIC rating: ..........................   $ ............      0.000%
     10.10 NAIC rating: ..........................   $ ............      0.000%

                                       23

Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

11.  State the amounts and percentages of the
     reporting entity's total admitted assets held
     in Canadian investments and unhedged Canadian
     currency exposure, including Canadian-currency-
     denominated investments of (11.01) ..........   $ ............      0.000%

     supporting Canadian-denominated insurance
     liabilities of (11.02) ......................   $ ............      0.000%

     Assets held in Canadian investments less than 2.5%
     of the reporting entity's total admitted assets,
     therefore detail not required for interrogatory 12.
     (11.03)                                                   Yes [ X ] No [ ]

12.  Aggregate Canadian investment exposure:                1               2

     12.01 Canadian investments ..................   $ ............      0.000%
     12.02 Unhedged Canadian currency exposure ...   $ ............      0.000%

13.  State the aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with
     contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within
     90 days).

     Assets held in investments with contractual sales
     restrictions less than 2.5% of the reporting
     entity's total admitted assets, therefore detail
     not required for interrogatory 13.                         Yes [ X ] No [ ]

                                    1                       2               3
     13.01 Aggregate statement value of investments
           with contractual sales restrictions: ..   $ ............      0.000%

           Largest 3 investments with contractual
           sales restrictions:

     13.02 .......................................   $ ............      0.000%
     13.03 .......................................   $ ............      0.000%
     13.04 .......................................   $ ............      0.000%

14.  State the amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the
     Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

     Assets held in equity interests less than 2.5% of
     the reporting entity's total admitted assets,
     therefore detail not required for interrogatory 14.        Yes [ X ] No [ ]

                                    1                       2               3
Investment Category
     14.01 .......................................   $ ............      0.000%
     14.02 .......................................   $ ............      0.000%
     14.03 .......................................   $ ............      0.000%
     14.04 .......................................   $ ............      0.000%
     14.05 .......................................   $ ............      0.000%
     14.06 .......................................   $ ............      0.000%
     14.07 .......................................   $ ............      0.000%
     14.08 .......................................   $ ............      0.000%
     14.09 .......................................   $ ............      0.000%
     14.10 .......................................   $ ............      0.000%

15.  State the amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities
     (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule
     144a or SEC Rule 144 without volume restrictions.

     Assets held in nonaffiliated, privately placed
     equities less than 2.5% of the reporting entity's
     total admitted assets, therefore detail not
     required for interrogatory 15.                             Yes [ X ] No [ ]

                                       24

Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

                                    1                       2               3
     15.01 Aggregate statement value of investments
           held in nonaffiliated, privately
           placed equities: ......................   $ ............      0.000%

           Largest 3 investments held in
           nonaffiliated, privately
           placed equities:

     15.02 .......................................   $ ............      0.000%
     15.03 .......................................   $ ............      0.000%
     15.04 .......................................   $ ............      0.000%

16.  State the amounts and percentages of the reporting
     entity's total admitted assets held in general
     partnership interests (included in other equity
     securities).

     Assets held in general partnership interests less
     than 2.5% of the reporting entity's total admitted
     assets, therefore detail not required for
     interrogatory 16.                                          Yes [ X ] No [ ]

                                    1                       2               3
     16.01 Aggregate statement value of investments
           held in general partnership interests:    $ ............      0.000%

     Largest 3 investments in general
     partnership interests:

     16.02 .......................................   $ ............      0.000%
     16.03 .......................................   $ ............      0.000%
     16.04 .......................................   $ ............      0.000%

17.  With respect to mortgage loans reported in
     Schedule B, state the amounts and percentages of
     the reporting entity's total admitted assets held.

     Mortgage loans reported in Schedule B less than
     2.5% of the reporting entity's total admitted
     assets, therefore detail not required for
     interrogatories 17 and 18.                                 Yes [ X ] No [ ]

     Each of the 10 largest aggregate mortgage
     interests. The aggregate mortgage interest
     represents the combined value of all mortgages
     secured by the same property or same group
     of properties:

                            1                               2               3
     Type (Residential, Commercial, Agricultural)
     --------------------------------------------
     17.01 .......................................   $ ............      0.000%
     17.02 .......................................   $ ............      0.000%
     17.03 .......................................   $ ............      0.000%
     17.04 .......................................   $ ............      0.000%
     17.05 .......................................   $ ............      0.000%
     17.06 .......................................   $ ............      0.000%
     17.07 .......................................   $ ............      0.000%
     17.08 .......................................   $ ............      0.000%
     17.09 .......................................   $ ............      0.000%
     17.10 .......................................   $ ............      0.000%

18.  Aggregate mortgage loans having the following
     loan-to-value ratios as determined from the most
     current appraisal as of the annual statement date:

     Loan-to-Value        Residential         Commercial          Agricultural
     -------------        -----------         ----------          ------------
                           1        2          3        4          5        6
18.01 above 95% ....   $ ......   0.000%   $ ......   0.000%   $ ......   0.000%
18.02 91% to 95% ...   $ ......   0.000%   $ ......   0.000%   $ ......   0.000%
18.02 81% to 90% ...   $ ......   0.000%   $ ......   0.000%   $ ......   0.000%
18.04 71% to 80% ...   $ ......   0.000%   $ ......   0.000%   $ ......   0.000%
18.05 below 70% ....   $ ......   0.000%   $ ......   0.000%   $ ......   0.000%

                                       25

Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

                                                            1               2
     18.06 Construction loans ....................   $ ............      0.000%
     18.07 Mortgage loans over 90 days past due ..   $ ............      0.000%
     18.08 Mortgage loans in the process
           of foreclosure ........................   $ ............      0.000%
     18.09 Mortgage loans foreclosed .............   $ ............      0.000%
     18.10 Restructured mortgage loans ...........   $ ............      0.000%

19.  State the amounts and percentages of the reporting
     entity's total admitted assets held in each of the
     five largest investments in one parcel or group of
     contiguous parcels of real estate reported in
     Schedule A, excluding property occupied by the
     company.

     Assets held in each of the five largest investments
     in one parcel or group of contiguous parcels of
     real estate reported in Schedule A less than 2.5%
     of the reporting entity's total admitted assets,
     therefore detail not required for interrogatory 19.        Yes [ X ] No [ ]

                            1                               2               3
     19.01 .......................................   $ ............      0.000%
     19.02 .......................................   $ ............      0.000%
     19.03 .......................................   $ ............      0.000%
     19.04 .......................................   $ ............      0.000%
     19.05 .......................................   $ ............      0.000%

20.  State the amounts and percentages of the reporting
     entity's total admitted assets subject to the
     following types of agreements:

                                                       At Year-End                   At End of Each Quarter
                                                       -----------                   ----------------------
                                                                            1st Qtr          2nd Qtr         3rd Qtr
                                                      1           2             3               4               5
     20.01 Securities lending (do not
           include assets held as collateral
           for such transactions) ..........    $ 26,984,125    2.901%    $ 47,927,150    $ 46,975,190    $ 31,505,625
     20.02 Repurchase agreements ...........    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     20.03 Reverse repurchase agreements ...    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     20.04 Dollar repurchase agreements ....    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     20.05 Dollar reverse repurchase agreements $ ..........    0.000%    $ ..........    $ ..........    $ 20,688,892

21.  State the amounts and percentages indicated below for
     warrants not attached to other financial instruments,
     options, caps, and floors:

                                                        Owned                                     Written
                                                        -----                                     -------
                                                      1           2                             3           4
     21.01 Hedging .........................    $ ..........    0.000%                    $ ..........    0.000%
     21.02 Income generation ...............    $ ..........    0.000%                    $ ..........    0.000%
     21.03 Other ...........................    $ ..........    0.000%                    $ ..........    0.000%

22.  State the amounts and percentages indicated below of
     potential exposure (defined as the amount determined in
     accordance with the NAIC Annual Statement Instructions)
     for collars, swaps, and forwards:

                                                    At Year-End                       At End of Each Quarter
                                                                             1st Qtr         2nd Qtr         3rd Qtr
                                                      1           2             3               4               5
     22.01 Hedging .........................    $        240    0.000%    $ ..........    $         53    $         91
     22.02 Income generation ...............    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     22.03 Replications ....................    $ ..........              0.000% $ ...    $ ..........    $ ..........
     22.04 Other ...........................    $ ..........    0.000%    $ ..........    $ ..........    $ ..........

                                       26

Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

23.  State the amounts and percentages indicated below of
     potential exposure (defined as the amount determined in
     accordance with the NAIC Annual Statement Instructions)
     for futures contracts:

                                                     At Year-End                     At End of Each Quarter
                                                     -----------                     ----------------------
                                                                             1st Qtr         2nd Qtr         3rd Qtr
                                                      1           2             3               4               5
     23.01 Hedging .........................    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     23.02 Income generation ...............    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     23.03 Replications ....................    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     23.04 Other ...........................    $ ..........    0.000%    $ ..........    $ ..........    $ ..........

24.  State the amounts and percentages of 10 largest
     investments included in the Write-ins for Invested
     Assets category included on the Summary Investment
     Schedule:

                               1                           2               3
     24.01 Long Call Asian Options ...............   $      161,309      0.017%
     24.02 .......................................   $ ............      0.000%
     24.03 .......................................   $ ............      0.000%
     24.04 .......................................   $ ............      0.000%
     24.05 .......................................   $ ............      0.000%
     24.06 .......................................   $ ............      0.000%
     24.07 .......................................   $ ............      0.000%
     24.08 .......................................   $ ............      0.000%
     24.09 .......................................   $ ............      0.000%
     24.10 .......................................   $ ............      0.000%

                                       27

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Notes to Financial Statements
Statement of Investments as of December 31, 2002

The statutory financial statements and schedules of Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of Citicorp Life Insurance Company include:

Balance Sheets (statutory basis) as of December 31, 2002 and 2001
Statements of Operations (statutory basis) for the years ended December 31, 2002 and 2001
Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2002 and 2001
Statements of Cash Flows (statutory basis) for the years ended December 31, 2002 and 2001
Notes to Financial Statements (statutory basis)
Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year -ended December 31, 2002
Summary Investment Schedule
Supplemental Investment Risk Interrogatories

(b)	Exhibits

Exhibit Number	Description

1.	Certified resolution of the board of directors of Citicorp Life Insurance Company (the “Company”) establishing Citicorp Life Variable Annuity Separate Account (the “Separate Account”).*

2.	Not Applicable.

3.	Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement filed April 27, 2001.)

4.(a)	Contract Form.**

5.	Contract Application.**

6(a)	Certificate of Incorporation of the Company.*

6(b)	By-Laws of the Company.*

7.	None.

8(a)	Participation Agreement Among MFS Variable Insurance Trust, Citicorp Life Insurance Company and Massachusetts Financial Services Company.***

8(b)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.***

8(c)	Participation Agreement Among CitiFunds and Citicorp Life Insurance Company.***

8(d)	Participation Agreement Between Variable Annuity Portfolios and Citicorp Life Insurance Company.***

8(e)	Administrative Services Agreement between Citicorp Insurance Services, Inc. and Citicorp Life Insurance Company with Addendums.*

8(f)	Participation Agreement Among Citicorp Life Insurance Company, Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio filed herewith.

9.	Opinion and Consent of Catherine S. Mulholland, Esq.*****

10.	Consent of KPMG LLP, Independent Auditors filed herewith.

11.	Not Applicable.

12.	None.

13.	Schedule for Computation of Each Performance Calculation.****

14.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus, William R. Hogan and David A. Tyson. (Incorporated herein by reference to Exhibit 14 to the Registration Statement filed April 27, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to the Registration Statement on Form N-4, File No. 333-711379, filed May 1, 2002.)

*	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1996 (File 33-81626)

**	Incorporated herein by reference to the registrant’s Pre-Effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 6, 1999 (File 333-71379).

***	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on November 8, 1996 (File 33-81626).

****	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1997 (File 33-81626).

*****	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 10 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on January 29, 1999 (File 333-71379).

******	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 27, 2001 (File 333-71379).

Item 25.	Directors and Officers of the Company.

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, President and Chief Executive Officer

Glenn D. Lammey*	Director, Chief Financial Officer

Kathleen L. Preston*	Director and Executive Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

David A. Tyson*	Director, Senior Vice President

F. Denney Voss**	Senior Vice President

Richard Bush*	Vice President

David Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:

*	One Cityplace Hartford, CT 06103-3415

**	399 Park Avenue New York, NY 10022

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract owners

As of February 28, 2003, there were 347 contract owners.

Item 28.	Indemnification

The Articles of Incorporation of Citicorp Life Insurance Company provide in Article IX as follows:

(1)	The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption tha t the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

(2)	The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney’s fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought sha ll determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

(3)	The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this Article IX with respect to a person who is or was a director or officer of the Corporation.

(4)	Any indemnification under paragraphs 1, 2 and 3 of this Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

(5)	Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

(6)	The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(7)	By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for V ariable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Sepa rate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)	Not Applicable

Item 30.	Location Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at One Cityplace, Hartford, CT 06103-3415.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings and Representations

(a)	The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b)	The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c)	The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d)	The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)	Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 30th day of April, 2003.

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

CITICORP LIFE INSURANCE COMPANY
(Depositor)

By:	*GLENN D. LAMMEY
Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2003.

*GEORGE C. KOKULIS	Director, President and Chief Executive Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*MARLA BERMAN LEWITUS	Director
(Marla Berman Lewitus)

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors	Electronically